 Nationwide(R) VLI
Separate Account-2
   June 30, 2003

[LOGO] THE BEST OF AMERICA(R)
       Life Planning Series(R)

                                                      2003

                                                Semi-Annual Report

--------------------------------------------------------------------------------

                                                [LOGO] NATIONWIDE(R)
                                         Nationwide Life Insurance Company
                                             Home Office: Columbus, Ohio

VLOB-12-6/03

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VLI Separate Account-2.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           -----------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

                                        3

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         1,676 shares (cost $29,887) .......................................................   $    30,671

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         511 shares (cost $4,353) ..........................................................         4,613

      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         232 shares (cost $2,805) ..........................................................         2,688

      Alliance VPS Growth & Income Portfolio - Class A (AllVGroInc)
         126 shares (cost $2,460) ..........................................................         2,391

      American Century VP Balanced Fund - Class I (ACVPBal)
         869,185 shares (cost $5,837,051) ..................................................     5,380,257

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,820,789 shares (cost $15,172,490) ...............................................    11,452,760

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         575,204 shares (cost $3,062,840) ..................................................     3,272,908

      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         4,261 shares (cost $44,513) .......................................................        44,011

      American Century VP International Fund - Class I (ACVPInt)
         1,900,798 shares (cost $12,102,421) ...............................................    10,302,327

      American Century VP Ultra Fund - Class I (ACVPUltra)
         48,096 shares (cost $404,454) .....................................................       394,391

      American Century VP Value Fund - Class I (ACVPVal)
         1,727,098 shares (cost $11,616,510) ...............................................    11,416,119

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         391 shares (cost $3,344) ..........................................................         3,370

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         89,344 shares (cost $693,312) .....................................................       678,123

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         747,090 shares (cost $6,196,873) ..................................................     5,431,341

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,078,543 shares (cost $11,177,142) ...............................................    11,907,115

      Dreyfus GVIT International Value Fund - Class I (DryIntVal)
         2,357 shares (cost $23,952) .......................................................        24,446

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         375,072 shares (cost $4,411,036) ..................................................     4,617,135

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         39,028 shares (cost $380,421) .....................................................       421,116

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         433,250 shares (cost $15,141,957) .................................................   $ 9,028,925

      Dreyfus Stock Index Fund (DryStkIx)
         2,838,728 shares (cost $91,094,722) ...............................................    70,684,332

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         192,157 shares (cost $5,886,326) ..................................................     5,999,156

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         135 shares (cost $4,259) ..........................................................         4,271

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         120,315 shares (cost $2,699,723) ..................................................     2,130,770

      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         80 shares (cost $1,348) ...........................................................         1,325

      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         275 shares (cost $1,348) ..........................................................         1,323

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         9,544 shares (cost $73,911) .......................................................        73,678

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         155,858 shares (cost $1,846,128) ..................................................     1,848,475

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,274,039 shares (cost $77,111,918) ...............................................    64,465,829

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,140,072 shares (cost $138,540,960) ..............................................    83,243,308

      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,919,684 shares (cost $22,865,033) ...............................................    25,085,975

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,105,550 shares (cost $13,494,913) ...............................................    13,266,594

      Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         1,778,464 shares (cost $28,143,122) ...............................................    24,009,259

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,399,946 shares (cost $57,577,149) ...............................................    47,350,928

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         463 shares (cost $6,279) ..........................................................         6,266

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         273,277 shares (cost $4,714,445) ..................................................     3,582,656

      Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         1,186 shares (cost $21,992) .......................................................        22,469

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         98,109 shares (cost $950,319) .....................................................       941,848

      Franklin Templeton VIP -
      Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
         2,676 shares (cost $38,570) .......................................................        37,328

      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         1,851 shares (cost $19,177) .......................................................        19,623

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         4,965 shares (cost $50,772) .......................................................   $    49,901

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         48,206 shares (cost $305,728) .....................................................       334,550

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         8,891 shares (cost $85,970) .......................................................        90,510

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         65,994 shares (cost $610,267) .....................................................       683,040

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         210,642 shares (cost $626,512) ....................................................       634,032

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         14,946 shares (cost $118,418) .....................................................       122,854

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,689,141 shares (cost $20,809,381) ...............................................    20,945,344

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,757,294 shares (cost $33,038,536) ...............................................    15,200,596

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         26,986 shares (cost $227,386) .....................................................       242,331

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         44,971 shares (cost $440,561) .....................................................       454,212

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         143,230 shares (cost $1,277,965) ..................................................     1,369,276

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         118,979 shares (cost $1,023,196) ..................................................     1,098,176

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         64,400 shares (cost $609,514) .....................................................       636,276

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         6,648 shares (cost $29,440) .......................................................        32,510

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         42,029,275 shares (cost $42,029,275) ..............................................    42,029,275

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         7,835 shares (cost $75,210) .......................................................        78,982

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         108,531 shares (cost $1,108,066) ..................................................     1,214,459

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,212,723 shares (cost $9,624,821) ................................................    10,659,832

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,267,243 shares (cost $24,068,688) ...............................................    22,493,569

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,308,672 shares (cost $106,336,458) ..............................................    66,216,570

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         57,026 shares (cost $533,043) .....................................................       548,020

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         134,242 shares (cost $2,567,513) ..................................................   $ 2,510,323

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         409,972 shares (cost $1,189,310) ..................................................     1,168,420

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         85,704 shares (cost $1,403,146)....................................................     1,552,958

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         121 shares (cost $1,327) ..........................................................         1,303

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)
         154,013 shares (cost $1,470,845) ..................................................     1,498,543

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         163 shares (cost $1,327) ..........................................................         1,304

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         6,457 shares (cost $58,495) .......................................................        54,432

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,603,195 shares (cost $16,054,971) ...............................................    14,540,978

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         158,203 shares (cost $1,763,432) ..................................................     1,930,071

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         482,284 shares (cost $6,425,230)...................................................     6,636,223

      Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
         2,076 shares (cost $26,403) .......................................................        27,815

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,410,796 shares (cost $21,470,034) ...............................................    18,932,878

      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         536 shares (cost $5,709) ..........................................................         5,742

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         40,647 shares (cost $1,325,690) ...................................................     1,351,110

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,264,866 shares (cost $14,020,423) ...............................................    14,229,737

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         432,720 shares (cost $12,617,514) .................................................    12,886,399

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,320,804 shares (cost $31,344,090) ...............................................    25,874,543

      Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt)
         9,443 shares (cost $73,718) .......................................................        75,259

      Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         72,149 shares (cost $1,144,578) ...................................................     1,206,327

      Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         1,767 shares (cost $18,787) .......................................................        19,098

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         946,297 shares (cost $14,918,098)..................................................    13,427,959

      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         64 shares (cost $1,327) ...........................................................         1,304

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         127 shares (cost $1,393) ..........................................................   $      1,345

      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         109 shares (cost $2,554) ..........................................................          2,515

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         89,168 shares (cost $1,654,847) ...................................................      1,671,003

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,954,274 shares (cost $40,544,329) ...............................................     31,483,350

      Strong VIF - Strong Discovery Fund II (StDisc2)
         607,062 shares (cost $5,890,472) ..................................................      6,234,531

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         22 shares (cost $112) .............................................................             22

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         261,689 shares (cost $601,417) ....................................................        664,689

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         428,310 shares (cost $5,245,235)...................................................      5,323,896

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         453,487 shares (cost $3,671,445) ..................................................      3,945,337

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         346,322 shares (cost $3,660,372) ..................................................      3,785,300

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         392,773 shares (cost $3,199,462)...................................................      3,263,947

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         798,701 shares (cost $9,865,648) ..................................................     10,319,211
                                                                                               ------------

            Total Investments ..............................................................    786,952,307

   Accounts Receivable .....................................................................        628,693
                                                                                               ------------

            Total Assets ...................................................................    787,581,000

Accounts Payable ...........................................................................             --
                                                                                               ------------

Contract Owners' Equity (note 7) ...........................................................   $787,581,000
                                                                                               ============

See accompanying notes to financial statements.

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                                       10

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                          Total       AIMCapAp    AIMBVF    AIMCDF   AllSmCpVal   AllGroInc   ACVPBal     ACVPCapAp
                                      -------------   ---------   ------   -------   ----------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ...........   $   7,392,624       --        --          --        13           5       129,712           --
   Mortality and expense risk
      charges (note 3) ............      (2,757,500)     (21)       (4)        (10)       (1)         (1)      (18,574)     (43,603)
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
      Net investment income
         (loss) ...................       4,635,124      (21)       (4)        (10)       12           4       111,138      (43,603)
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
   Proceeds from mutual fund
      shares sold .................     171,616,898       58        42      17,917        16           7       543,089      918,115
   Cost of mutual fund shares
      sold ........................    (198,661,953)     (56)      (38)    (17,345)      (15)         (7)     (750,248)  (2,489,951)
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
      Realized gain (loss) on
         investments ..............     (27,045,055)       2         4         572         1          --      (207,159)  (1,571,836)
   Change in unrealized gain
      (loss) on investments .......      98,001,334      784       260          --      (117)        (69)      540,419    2,274,433
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
      Net gain (loss) on
         investments ..............      70,956,279      786       264         572      (116)        (69)      333,260      702,597
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
   Reinvested capital gains .......          31,303       --        --          --        --          --            --           --
                                      -------------      ---       ---     -------      ----         ---      --------   ----------
         Net increase (decrease)
            in contract owners'
            equity resulting
            from operations .......   $  75,622,706      765       260         562      (104)        (65)      444,398      658,994
                                      =============      ===       ===     =======      ====         ===      ========   ==========

                                  ACVPIncGr    ACVPInfPr     ACVPInt    ACVPUltra    ACVPVal     ComGVITVal    CSGPVen     CSIntEq
                                 -----------   ---------   ----------   ---------   ----------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ......   $    42,157        1          76,686          --      122,033       11               --         --
   Mortality and expense
      risk charges (note 3) ..       (10,519)     (12)        (35,734)       (751)     (39,691)      (2)          (2,504)   (17,419)
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------
      Net investment income
         (loss) ..............        31,638      (11)         40,952        (751)      82,342        9           (2,504)   (17,419)
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------

   Proceeds from mutual fund
      shares sold ............     1,091,222       56       1,617,253     639,144    1,625,567        4        6,145,459    260,174
   Cost of mutual fund
      shares sold ............    (1,337,751)     (56)     (2,652,866)   (623,314)  (1,992,203)      (4)      (6,019,417)  (312,258)
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------
      Realized gain (loss)
         on investments ......      (246,529)      --      (1,035,613)     15,830     (366,636)      --          126,042    (52,084)
   Change in unrealized gain
      (loss) on investments ..       530,918     (501)      1,434,525      (6,718)   1,209,311       26            7,730    496,381
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------
      Net gain (loss) on
         investments .........       284,389     (501)        398,912       9,112      842,675       26          133,772    444,297
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------
   Reinvested capital gains ..            --       --              --          --           --       --               --         --
                                 -----------     ----      ----------    --------   ----------      ---       ----------   --------
         Net increase
            (decrease) in
            contract owners'
            equity resulting
            from operations ..   $   316,027     (512)        439,864       8,361      925,017       35          131,268    426,878
                                 ===========     ====      ==========    ========   ==========      ===       ==========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        CSSmCapGr    DryIntVal   DryMidCapIx   DryEuroEq
                                                       -----------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends.............................   $        --       --          9,422         --
   Mortality and expense risk charges (note 3)......       (38,806)     (18)       (14,897)        --
                                                       -----------      ---       --------        ---
      Net investment income (loss)..................       (38,806)     (18)        (5,475)        --
                                                       -----------      ---       --------        ---

   Proceeds from mutual fund shares sold............     3,840,599       15        568,803         --
   Cost of mutual fund shares sold..................    (5,302,174)     (14)      (746,316)        --
                                                       -----------      ---       --------        ---
      Realized gain (loss) on investments...........    (1,461,575)       1       (177,513)        --
   Change in unrealized gain (loss)
      on investments................................     3,340,737      494        615,137         --
                                                       -----------      ---       --------        ---
      Net gain (loss) on investments................     1,879,162      495        437,624         --
                                                       -----------      ---       --------        ---
   Reinvested capital gains.........................            --       --             --         --
                                                       -----------      ---       --------        ---
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $ 1,840,356      477        432,149         --
                                                       ===========      ===       ========        ===

                                                       DrySmCapIxS    DrySRGro    DryStkIx     DryVIFApp
                                                       -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends.............................           4           527      485,273        1,335
   Mortality and expense risk charges (note 3)......        (821)      (31,539)    (230,338)     (20,949)
                                                         -------     ---------   ----------   ----------
      Net investment income (loss)..................        (817)      (31,012)     254,935      (19,614)
                                                         -------     ---------   ----------   ----------

   Proceeds from mutual fund shares sold............      29,386       464,286    4,049,696    2,484,315
   Cost of mutual fund shares sold..................     (28,851)     (855,243)  (5,158,019)  (3,381,042)
                                                         -------     ---------   ----------   ----------
      Realized gain (loss) on investments...........         535      (390,957)  (1,108,323)    (896,727)
   Change in unrealized gain (loss)
      on investments................................      40,868     1,233,282    7,900,600    1,348,730
                                                         -------     ---------   ----------   ----------
      Net gain (loss) on investments................      41,403       842,325    6,792,277      452,003
                                                         -------     ---------   ----------   ----------
   Reinvested capital gains.........................          --            --           --           --
                                                         -------     ---------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........      40,586       811,313    7,047,212      432,389
                                                         =======     =========   ==========   ==========

                                                       DryDevLeadI   DryVIFGrInc   FedAmLdII   FedCpApII
                                                       -----------   -----------   ---------   ---------
Investment activity:
   Reinvested dividends.............................      $ --           8,158         --          --
   Mortality and expense risk charges (note 3)......        (2)         (6,643)        --          --
                                                          ----        --------        ---         ---
      Net investment income (loss)..................        (2)          1,515         --          --
                                                          ----        --------        ---         ---

   Proceeds from mutual fund shares sold ...........        32         275,638         --          --
   Cost of mutual fund shares sold..................       (31)       (420,862)        --          --
                                                          ----        --------        ---         ---
      Realized gain (loss)on investments............         1        (145,224)        --          --
   Change in unrealized gain (loss)
      on investments................................        12         338,825        (23)        (25)
                                                          ----        --------        ---         ---
      Net gain (loss) on investments................        13         193,601        (23)        (25)
                                                          ----        --------        ---         ---
   Reinvested capital gains.........................        --              --         --          --
                                                          ----        --------        ---         ---
         Net increase (decrease) in contractowners'
            equity resulting from operations........      $ 11         195,116        (23)        (25)
                                                          ====        ========        ===         ===

                                                       FGVITHiInc    FedQualBd    FidVIPEI     FidVIPGr
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends.............................       738          70,239    1,139,884      223,150
   Mortality and expense risk charges (note 3)......       (26)         (7,151)    (228,137)    (296,824)
                                                          ----      ----------   ----------   ----------
      Net investment income (loss)..................       712          63,088      911,747      (73,674)
                                                          ----      ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........       197       2,145,708    2,834,565    5,386,129
   Cost of mutual fund shares sold..................      (197)     (2,085,616)  (3,988,597)  (9,252,004)
                                                          ----      ----------   ----------   ----------
      Realized gain (loss) on investments...........        --          60,092   (1,154,032)  (3,865,875)
   Change in unrealized gain (loss)
      on investments................................      (233)        (36,835)   6,192,747   13,555,755
                                                          ----      ----------   ----------   ----------
      Net gain (loss) on investments................      (233)         23,257    5,038,715    9,689,880
                                                          ----      ----------   ----------   ----------
   Reinvested capital gains.........................        --              --           --           --
                                                          ----      ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........       479          86,345    5,950,462    9,616,206
                                                          ====      ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         FidVIPHI      FidVIPOv     FidVIPAM     FidVIPCon
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ...................            $  1,390,427      112,752      838,376      219,092
   Mortality and expense risk charges (note 3) .....        (85,249)     (47,488)     (95,403)    (165,460)
                                                       ------------   ----------   ----------   ----------
      Net investment income (loss) .................      1,305,178       65,264      742,973       53,632
                                                       ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     12,479,584      859,165    1,480,215    1,923,500
   Cost of mutual fund shares sold .................    (12,965,589)  (1,105,638)  (1,841,976)  (2,636,614)
                                                       ------------   ----------   ----------   ----------
      Realized gain (loss)
         on investments ............................       (486,005)    (246,473)    (361,761)    (713,114)
   Change in unrealized gain (loss)
      on investments ...............................      2,769,385    1,379,115    1,746,420    4,619,011
                                                       ------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      2,283,380    1,132,642    1,384,659    3,905,897
                                                       ------------   ----------   ----------   ----------
   Reinvested capital gains ........................             --           --           --           --
                                                       ------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  3,588,558    1,197,906    2,127,632    3,959,529
                                                       ============   ==========   ==========   ==========

                                                       FidVIPInvGrB   FidVIPGrOp   FidVIPMCap   FidVIPValStS
                                                       ------------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................        --           26,525          --             --
   Mortality and expense risk charges (note 3) .....        (5)         (11,228)        (15)          (926)
                                                           ---         --------      ------     ----------
      Net investment income (loss) .................        (5)          15,297         (15)          (926)
                                                           ---         --------      ------     ----------

   Proceeds from mutual fund shares sold ...........        25          190,621         161      1,183,352
   Cost of mutual fund shares sold .................       (25)        (326,913)       (155)    (1,129,802)
                                                           ---         --------      ------     ----------
      Realized gain (loss)
         on investments ............................        --         (136,292)          6         53,550
   Change in unrealized gain (loss)
      on investments ............. .................       (13)         520,245         477         (3,897)
                                                           ---         --------      ------     ----------
      Net gain (loss) on investments ...............       (13)         383,953         483         49,653
                                                           ---         --------      ------     ----------
   Reinvested capital gains ........................        --               --          --             --
                                                           ---         --------      ------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       (18)         399,250      48,727
                                                           ===         ========      ======     ==========

                                                 FTVIPFRDiv   FTVIPSmCpVal   FTVIPFS   GVITEmMrkts
                                                 ----------   ------------   -------   -----------
Investment activity:
   Reinvested dividends ......................    $    498         61            947         821
   Mortality and expense risk charges
      (note 3) ...............................         (33)       (15)           (32)       (856)
                                                  --------        ---        -------    --------
      Net investment income (loss) ...........         465         46            915         (35)
                                                  --------        ---        -------    --------

   Proceeds from mutual fund shares
      sold ...................................      19,947         14         48,329     389,566
   Cost of mutual fund shares sold ...........     (20,239)       (13)       (46,169)   (370,319)
                                                  --------        ---        -------    --------
      Realized gain (loss) on
         investments .........................        (292)         1          2,160      19,247
   Change in unrealized gain (loss)
      on investments .........................      (1,242)       445           (871)     20,427
                                                  --------        ---        -------    --------
      Net gain (loss) on investments .........      (1,534)       446          1,289      39,674
                                                  --------        ---        -------    --------
   Reinvested capital gains ..................       1,516         --             --          --
                                                  --------        ---        -------    --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...........    $    447        492          2,204      39,639
                                                  ========        ===        =======    ========

                                                 GVITGIFin   GVITGIHlth   GVITGITech   GVITGlUtl
                                                 ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ......................         --          --           --          84
   Mortality and expense risk charges
      (note 3) ...............................       (402)     (2,003)      (1,132)       (223)
                                                 --------    --------     --------    --------
      Net investment income (loss) ...........       (402)     (2,003)      (1,132)       (139)
                                                 --------    --------     --------    --------

   Proceeds from mutual fund shares
      sold ...................................    876,589     716,532      577,405     113,228
   Cost of mutual fund shares sold ...........   (865,868)   (663,504)    (557,851)   (110,676)
                                                 --------    --------     --------    --------
      Realized gain (loss) on
         investments .........................     10,721      53,028       19,554       2,552
   Change in unrealized gain (loss)
      on investments .........................      5,139      77,569       44,128       4,469
                                                 --------    --------     --------    --------
      Net gain (loss) on investments .........     15,860     130,597       63,682       7,021
                                                 --------    --------     --------    --------
   Reinvested capital gains ..................         --          --           --          --
                                                 --------    --------     --------    --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...........     15,458     128,594       62,550       6,882
                                                 ========    ========     ========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                             GVITGvtBd     GVITGrowth    GVITIDAgg   GVITIDCon
                                            ------------   -----------   ---------   ---------
Investment activity:
   Reinvested dividends .................   $    444,767          522      1,229        5,107
   Mortality and expense risk
      charges (note 3) ..................        (89,259)     (50,867)      (724)      (1,292)
                                            ------------   ----------     ------     --------
      Net investment income (loss) ......        355,508      (50,345)       505        3,815
                                            ------------   ----------     ------     --------

   Proceeds from mutual fund shares
      sold ..............................     10,807,503      923,014      6,006      106,794
   Cost of mutual fund shares sold ......    (10,696,716)  (3,067,207)    (6,399)    (108,629)
                                            ------------   ----------     ------     --------
      Realized gain (loss) on
         investments ....................        110,787   (2,144,193)      (393)      (1,835)
   Change in unrealized gain (loss)
      on investments ....................        136,543    4,139,784     20,334       14,995
                                            ------------   ----------     ------     --------
      Net gain (loss) on investments ....        247,330    1,995,591     19,941       13,160
                                            ------------   ----------     ------     --------
   Reinvested capital gains .............         29,787           --         --           --
                                            ------------   ----------     ------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $    632,625    1,945,246     20,446       16,975
                                            ============   ==========     ======     ========

                                            GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                            ---------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends .................     10,728         7,568         5,513            --
   Mortality and expense risk
      charges (note 3) ..................     (3,302)       (3,563)       (1,346)         (209)
                                            --------      --------       -------       -------
      Net investment income (loss) ......      7,426         4,005         4,167          (209)
                                            --------      --------       -------       -------

   Proceeds from mutual fund shares
      sold ..............................    102,932       192,926        51,210        88,498
   Cost of mutual fund shares sold ......   (110,336)     (222,750)      (52,632)      (90,451)
                                            --------      --------       -------       -------
      Realized gain (loss) on
         investments ....................     (7,404)      (29,824)       (1,422)       (1,953)
   Change in unrealized gain (loss)
      on investments ....................    102,712       115,837        26,619         2,992
                                            --------      --------       -------       -------
      Net gain (loss) on investments ....     95,308        86,013        25,197         1,039
                                            --------      --------       -------       -------
   Reinvested capital gains .............         --            --            --            --
                                            --------      --------       -------       -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    102,734        90,018        29,364           830
                                            ========      ========       =======       =======

                                             GVITMyMkt     GVITLead   GVITSmCapGr   GVITSmCapVal
                                            ------------   --------   -----------   ------------
Investment activity:
   Reinvested dividends .................   $    168,428       167           --              53
   Mortality and expense risk charges
      (note 3) ..........................       (168,898)     (283)      (3,858)        (32,200)
                                            ------------   -------     --------      ----------
      Net investment income (loss) ......           (470)     (116)      (3,858)        (32,147)
                                            ------------   -------     --------      ----------

   Proceeds from mutual fund shares
      sold ..............................     22,794,588    53,892      661,053       7,469,380
   Cost of mutual fund shares sold ......    (22,794,588)  (58,441)    (622,782)     (8,002,205)
                                            ------------   -------     --------      ----------
      Realized gain (loss) on
         investments ....................             --    (4,549)      38,271        (532,825)
   Change in unrealized gain (loss)
      on investments ....................             --     8,386      106,190       2,205,190
                                            ------------   -------     --------      ----------
      Net gain (loss) on investments ....             --     3,837      144,461       1,672,365
                                            ------------   -------     --------      ----------
   Reinvested capital gains .............             --        --           --              --
                                            ------------   -------     --------      ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $       (470)    3,721      140,603       1,640,218
                                            ============   =======     ========      ==========

                                            GVITSmComp   GVITTotRt    GVITUSGro   JanCapAp
                                            ----------   ----------   ---------   --------
Investment activity:
   Reinvested dividends .................           --      234,662         --       3,652
   Mortality and expense risk charges
      (note 3) ..........................      (72,149)    (229,323)      (874)     (7,965)
                                            ----------   ----------   --------    --------
      Net investment income (loss) ......      (72,149)       5,339       (874)     (4,313)
                                            ----------   ----------   --------    --------

   Proceeds from mutual fund shares
      sold ..............................    1,780,636    1,890,213    519,183     411,513
   Cost of mutual fund shares sold ......   (2,580,360)  (3,192,326)  (489,112)   (460,180)
                                            ----------   ----------   --------    --------
      Realized gain (loss) on
         investments ....................     (799,724)  (1,302,113)    30,071     (48,667)
   Change in unrealized gain (loss)
      on investments ....................    3,779,158    8,332,178     20,757     236,216
                                            ----------   ----------   --------    --------
      Net gain (loss) on investments ....    2,979,434    7,030,065     50,828     187,549
                                            ----------   ----------   --------    --------
   Reinvested capital gains .............           --           --         --          --
                                            ----------   ----------   --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    2,907,285    7,035,404     49,954     183,236
                                            ==========   ==========   ========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                            JanGITech   JanIntGro   JanRsLgCpCr   MGVITMultiSec
                                            ---------   ---------   -----------   -------------
Investment activity:
   Reinvested dividends .................   $      --     12,678        --             45,875
   Mortality and expense risk charges
      (note 3) ..........................      (3,459)    (5,500)       --             (5,852)
                                            ---------   --------       ---         ----------
      Net investment income (loss) ......      (3,459)     7,178        --             40,023
                                            ---------   --------       ---         ----------

   Proceeds from mutual fund shares
      sold ..............................     368,503    240,250        --          1,628,262
   Cost of mutual fund shares sold ......    (620,216)  (237,715)       --         (1,552,323)
                                            ---------   --------       ---         ----------
      Realized gain (loss) on
         investments ....................    (251,713)     2,535        --             75,939
   Change in unrealized gain (loss)
      on investments ....................     429,860     74,279       (24)               452
                                            ---------   --------       ---         ----------
      Net gain (loss) on investments ....     178,147     76,814       (24)            76,391
                                            ---------   --------       ---         ----------
   Reinvested capital gains .............          --         --        --                 --
                                            ---------   --------       ---         ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 174,688     83,992       (24)           116,414
                                            =========   ========       ===         ==========

                                            MFSVITInvGrwI   NBAMTBal   NBAMTFas    NBAMTGro
                                            -------------   --------   --------   ----------
Investment activity:
   Reinvested dividends .................        --              --         --            --
   Mortality and expense risk charges
      (note 3) ..........................        --            (189)       (13)      (52,201)
                                                ----         ------    -------    ----------
      Net investment income (loss) ......        --            (189)       (13)      (52,201)
                                                ---          ------    -------    ----------

   Proceeds from mutual fund shares
      sold ..............................        --           1,179     22,178     2,718,593
   Cost of mutual fund shares sold ......        --          (1,440)   (21,694)   (4,534,603)
                                                ---          ------    -------    ----------
      Realized gain (loss) on
         investments ....................        --            (261)       484    (1,816,010)
   Change in unrealized gain (loss)
      on investments ....................       (23)          3,876         --     3,642,785
                                                ---          ------    -------    ----------
      Net gain (loss) on investments ....       (23)          3,615        484     1,826,775
                                                ---          ------    -------    ----------
   Reinvested capital gains .............        --              --         --            --
                                                ---          ------    -------    ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...       (23)          3,426        471     1,774,574
                                                ===          ======    =======    ==========

                                             NBAMTGuard    NBAMTLMat   NBAMTMCGr   NBAMTPart
                                            -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .................   $        --           --        --             --
   Mortality and expense risk charges
      (note 3) ..........................        (5,675)     (25,850)       (1)       (59,129)
                                            -----------   ----------     -----     ----------
      Net investment income (loss) ......        (5,675)     (25,850)       (1)       (59,129)
                                            -----------   ----------     -----     ----------

   Proceeds from mutual fund shares
      sold ..............................       823,838    1,373,076        71      2,474,538
   Cost of mutual fund shares sold ......    (1,124,088)  (1,351,104)      (68)    (3,719,725)
                                            -----------   ----------     -----     ----------
      Realized gain (loss) on
         investments ....................      (300,250)      21,972         3     (1,245,187)
   Change in unrealized gain (loss)
      on investments ....................       526,375      107,092     1,413      4,149,848
                                            -----------   ----------     -----     ----------
      Net gain (loss) on investments ....       226,125      129,064     1,416      2,904,661
                                            -----------   ----------     -----     ----------
   Reinvested capital gains .............            --           --        --             --
                                            -----------   ----------     -----     ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   220,450      103,214     1,415      2,845,532
                                            ===========   ==========     =====     ==========

                                            NBAMTSocRe   OppAggGro     OppBdFd      OppCapAp
                                            ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .................       --               --      780,526       48,384
   Mortality and expense risk charges
      (note 3) ..........................       (4)          (4,789)     (52,331)     (44,639)
                                               ---       ----------   ----------   ----------
      Net investment income (loss) ......       (4)          (4,789)     728,195        3,745
                                               ---       ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ..............................        8        3,205,118    1,682,571    4,583,380
   Cost of mutual fund shares sold ......       (8)      (3,076,308)  (1,619,380)  (6,533,056)
                                               ---       ----------   ----------   ----------
      Realized gain (loss) on
         investments ....................       --          128,810       63,191   (1,949,676)
   Change in unrealized gain (loss)
      on investments ....................       33           61,671     (121,165)   3,276,197
                                                --       ----------   ----------   ----------
      Net gain (loss) on investments ....       33          190,481      (57,974)   1,326,521
                                               ---       ----------   ----------   ----------
   Reinvested capital gains .............       --               --           --           --
                                               ---       ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...       29          185,692      670,221    1,330,266
                                               ===       ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                             OppGlSec     OppHiIncInt   OppMSGrInc   OppMaStSmCpI
                                            -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends .................   $   199,865         --         11,048         --
   Mortality and expense risk
      charges (note 3) ..................       (89,541)        (8)        (3,624)       (11)
                                            -----------      -----       --------        ---
      Net investment income
         (loss) .........................       110,324         (8)         7,424        (11)
                                            -----------      -----       --------        ---

   Proceeds from mutual fund
      shares sold .......................     3,047,748        150        335,667         99
   Cost of mutual fund shares sold ......    (5,586,508)      (145)      (394,914)       (96)
                                            -----------      -----       --------        ---
      Realized gain (loss) on
         investments ....................    (2,538,760)         5        (59,247)         3
   Change in unrealized gain (loss)
      on investments ....................     5,057,244      1,541        161,722        310
                                            -----------      -----       --------        ---
      Net gain (loss) on
         investments ....................     2,518,484      1,546        102,475        313
                                            -----------      -----       --------        ---
   Reinvested capital gains .............            --         --             --         --
                                            -----------      -----       --------        ---
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 2,628,808      1,538        109,899        302
                                            ===========      =====       ========        ===

                                            OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB
                                            ----------   ------------   -------------   ----------
Investment activity:
   Reinvested dividends .................     378,934         --             --             --
   Mortality and expense risk
      charges (note 3) ..................     (47,899)        --             --             (1)
                                            ---------        ---            ---            ---
      Net investment income
         (loss) .........................     331,035         --             --             (1)
                                            ---------        ---            ---            ---

   Proceeds from mutual fund
      shares sold .......................     584,483         --             --              1
   Cost of mutual fund shares sold ......    (703,300)        --             --             (1)
                                            ---------        ---            ---            ---
      Realized gain (loss) on
         investments ....................    (118,817)        --             --             --
   Change in unrealized gain (loss)
      on investments ....................   1,113,465        (24)           (48)           (39)
                                            ---------        ---            ---            ---
      Net gain (loss) on
         investments ....................     994,648        (24)           (48)           (39)
                                            ---------        ---            ---            ---
   Reinvested capital gains .............          --         --             --             --
                                            ---------        ---            ---            ---
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   1,325,683        (24)           (48)           (40)
                                            =========        ===            ===            ===

                                            SGVITMdCpGr     StOpp2     StDisc2    StIntStk2
                                            -----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends .................   $       --            --         --       22,645
   Mortality and expense risk
      charges (note 3) ..................       (6,671)     (112,289)   (23,047)      (1,551)
                                            ----------    ----------   --------   ----------
      Net investment income (loss) ......       (6,671)     (112,289)   (23,047)      21,094
                                            ----------    ----------   --------   ----------

   Proceeds from mutual fund
      shares sold .......................    2,002,725     2,657,571    375,248    5,562,084
   Cost of mutual fund shares sold ......   (1,823,503)   (4,092,782)  (414,907)  (5,619,704)
                                            ----------    ----------   --------   ----------
      Realized gain (loss) on
         investments ....................      179,222    (1,435,211)   (39,659)     (57,620)
   Change in unrealized gain (loss)
      on investments ....................       16,156     5,845,591    760,846       (7,327)
                                            ----------    ----------   --------   ----------
      Net gain (loss) on investments ....      195,378     4,410,380    721,187      (64,947)
                                            ----------    ----------   --------   ----------
   Reinvested capital gains .............           --            --         --           --
                                            ----------    ----------   --------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  188,707     4,298,091    698,140      (43,853)
                                            ==========    ==========   ========   ==========

                                            TurnGVITGro     VEWrldBd    VEWrldEMkt    VEWrldHAs
                                            -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .................          --          86,806        4,618       19,918
   Mortality and expense risk
      charges (note 3) ..................      (1,389)        (21,154)     (11,921)     (14,083)
                                             --------     -----------   ----------   ----------
      Net investment income (loss) ......      (1,389)         65,652       (7,303)       5,835
                                             --------     -----------   ----------   ----------

   Proceeds from mutual fund
      shares sold .......................     353,739      11,614,641    5,836,190    8,466,697
   Cost of mutual fund shares sold ......    (364,760)    (11,143,152)  (5,503,137)  (8,188,886)
                                             --------     -----------   ----------   ----------
      Realized gain (loss) on
         investments ....................     (11,021)        471,489      333,053      277,811
   Change in unrealized gain (loss)
      on investments ....................      85,920         (57,872)      39,468      (38,681)
                                             --------     -----------   ----------   ----------
      Net gain (loss) on investments ....      74,899         413,617      372,521      239,130
                                             --------     -----------   ----------   ----------
   Reinvested capital gains .............          --              --           --           --
                                             --------     -----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      73,510         479,269      365,218      244,965
                                             ========     ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

Investment activity:                          VKEmMkt     VKUSRealEst
                                            -----------   -----------
   Reinvested dividends .................   $        --           --
   Mortality and expense risk
      charges (note 3) ..................        (6,726)     (36,374)
                                            -----------   ----------
      Net investment income (loss) ......        (6,726)     (36,374)
                                            -----------   ----------

   Proceeds from mutual fund
      shares sold .......................     5,094,164    2,909,060
   Cost of mutual fund shares sold ......    (4,872,409)  (2,951,061)
                                            -----------   ----------
      Realized gain (loss) on
         investments ....................       221,755      (42,001)
   Change in unrealized gain (loss)
      on investments ....................       101,439    1,322,803
                                            -----------   ----------
      Net gain (loss) on investments ....       323,194    1,280,802
                                            -----------   ----------
   Reinvested capital gains .............            --           --
                                            -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   316,468    1,244,428
                                            ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 Total               AIMCapAp         AIMBVF         AIMCDF
                                                      --------------------------   -------------   ------------   ------------
                                                          2003          2002        2003    2002   2003    2002   2003    2002
                                                      ------------   -----------   ------   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss)                       $  4,635,124     5,498,175      (21)   --       (4)   --      (10)   --
   Realized gain (loss) on investments ............    (27,045,055)  (28,841,457)       2    --        4    --      572    --
   Change in unrealized gain (loss) on
      investments .................................     98,001,334   (67,093,660)     784    --      260    --       --    --
   Reinvested capital gains .......................         31,303     2,865,705       --    --       --    --       --    --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     75,622,706   (87,571,237)     765    --      260    --      562    --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .............................     40,525,989    45,417,277       --    --       --    --       --    --
   Transfers between funds ........................             --            --   29,944    --    4,391    --     (524)   --
   Surrenders (note 6) ............................    (30,434,515)  (27,196,548)      --    --       --    --       --    --
   Death benefits (note 4) ........................     (1,330,862)   (1,605,291)      --    --       --    --       --    --
   Policy loans (net of repayments) (note 5) ......      2,728,052    (2,509,126)      --    --       --    --       --    --
   Deductions for surrender charges (note 2d) .....     (1,740,632)   (1,667,356)      --    --       --    --       --    --
   Redemptions to pay cost of insurance charges
      and administration charges
      (notes 2b and 2c) ...........................    (24,486,621)  (23,226,937)     (43)   --      (42)   --      (38)   --
   Asset charges (note 3):
      MSP contracts ...............................       (166,624)     (204,114)      --    --       --    --       --    --
      LSFP contracts ..............................       (159,829)     (173,852)      --    --       --    --       --    --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---
         Net equity transactions                       (15,065,042)  (11,165,947)  29,901    --    4,349    --     (562)   --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---

Net change in contract owners' equity .............     60,557,664   (98,737,184)  30,666    --    4,609    --       --    --
Contract owners' equity beginning of period .......    727,023,336   933,404,977       --    --       --    --       --    --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---
Contract owners' equity end of period .............   $787,581,000   834,667,793   30,666    --    4,609    --       --    --
                                                      ============   ===========   ======   ===    =====   ===    =====   ===

CHANGES IN UNITS:
   Beginning units ................................     43,194,768    44,510,163       --    --       --    --       --    --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---
   Units purchased ................................      4,982,791     3,852,496    2,885    --      421    --        3    --
   Units redeemed .................................     (5,441,337)   (3,832,503)      (4)   --       (4)   --       (3)   --
                                                      ------------   -----------   ------   ---    -----   ---    -----   ---
   Ending units ...................................     42,736,222    44,530,156    2,881    --      417    --       --    --
                                                      ============   ===========   ======   ===    =====   ===    =====   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      AllSmCpVal       AllGroInc           ACVPBal                 ACVPCapAp
                                                    --------------  --------------  ---------------------   -----------------------
                                                     2003    2002    2003    2002     2003        2002         2003         2002
                                                    ------   -----  ------  ------  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $   12    --         4    --      111,138     110,916      (43,603)     (59,358)
   Realized gain (loss) on investments ..........        1    --        --    --     (207,159)    (89,681)  (1,571,836)  (2,449,740)
   Change in unrealized gain (loss)
      on investments ............................     (117)   --       (69)   --      540,419    (354,737)   2,274,433      890,558
   Reinvested capital gains .....................       --    --        --    --           --          --           --           --
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     (104)   --       (65)   --      444,398    (333,502)     658,994   (1,618,540)
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       --    --        --    --      311,248     255,446      660,345      800,146
   Transfers between funds ......................    2,808    --     2,462    --      331,224     (15,928)    (333,542)    (880,824)
   Surrenders (note 6) ..........................       --    --        --    --     (170,962)   (110,065)    (369,600)    (426,204)
   Death benefits (note 4) ......................       --    --        --    --      (12,041)     (2,796)      (1,858)     (60,371)
   Policy loans (net of repayments) (note 5) ....       --    --        --    --      (23,658)    (27,395)      90,280      (52,050)
   Deductions for surrender charges (note 2d) ...       --    --        --    --       (9,778)     (6,748)     (21,138)     (26,130)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................      (10)   --        (6)   --     (146,847)   (132,762)    (725,521)    (426,717)
   Asset charges (note 3):
      MSP contracts .............................       --    --        --    --       (1,818)     (2,267)      (2,209)      (3,261)
      LSFP contracts ............................       --    --        --    --         (723)       (775)        (899)      (1,843)
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------
         Net equity transactions ................    2,798    --     2,456    --      276,645     (43,290)    (704,142)  (1,077,254)
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------

Net change in contract owners' equity ...........    2,694    --     2,391    --      721,043    (376,792)     (45,148)  (2,695,794)
Contract owners' equity beginning
   of period ....................................       --    --        --    --    4,659,269   5,149,974   11,497,921   16,299,104
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------
Contract owners' equity end of period ...........   $2,694    --     2,391    --    5,380,312   4,773,182   11,452,773   13,603,310
                                                    ======   ===     =====   ===    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................       --    --        --    --      277,290     275,968      839,237      945,180
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------
   Units purchased ..............................      249    --       222    --       37,356      15,531       61,436       54,840
   Units redeemed ...............................       (1)   --        (1)   --      (21,784)    (18,177)    (117,171)    (122,670)
                                                    ------   ---     -----   ---    ---------   ---------   ----------   ----------
   Ending units .................................      248    --       221    --      292,862     273,322      783,502      877,350
                                                    ======   ===     =====   ===    =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        ACVPIncGr           ACVPInfPr             ACVPInt               ACVPUltra
                                                 ----------------------   --------------  -----------------------   ---------------
                                                    2003        2002       2003    2002      2003         2002        2003     2002
                                                 ----------   ---------   ------  ------  ----------   ----------   --------   ----
Investment activity:
   Net investment income (loss) ..............   $   31,638      25,588      (11)   --        40,952       48,508       (751)   --
   Realized gain (loss) on investments .......     (246,529)   (134,816)      --    --    (1,035,613)  (1,851,150)    15,830    --
   Change in unrealized gain (loss) on
      investments ............................      530,918    (321,264)    (501)   --     1,434,525    1,113,898     (6,718)   --
   Reinvested capital gains ..................           --          --       --    --            --           --         --    --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..........................      316,027    (430,492)    (512)   --       439,864     (688,744)     8,361    --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...............      223,165     158,651       28    --       649,932      658,048     40,023    --
   Transfers between funds ...................       37,790    (246,181)  44,544    --      (399,907)    (763,988)   523,443    --
   Surrenders (note 6) .......................     (216,774)   (106,271)      --    --      (461,137)    (316,927)   (50,037)   --
   Death benefits (note 4) ...................      (10,465)         --       --    --       (20,086)          --         --    --
   Policy loans (net of repayments)
      (note 5) ...............................       (6,748)    (20,748)      --    --         2,222     (118,666)  (206,117)   --
   Deductions for surrender charges
      (note 2d) ..............................      (12,398)     (6,515)      --    --       (26,374)     (19,430)    (2,862)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ......................      (88,042)    (88,031)     (48)   --      (351,639)    (304,639)    (4,446)   --
   Asset charges (note 3):
      MSP contracts ..........................         (986)     (1,331)      --    --        (1,527)      (2,324)       (63)   --
      LSFP contracts .........................         (978)       (991)      (3)   --        (3,143)      (3,794)       (15)   --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---
         Net equity transactions .............      (75,436)   (311,417)  44,521    --      (611,659)    (871,720)   299,926    --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---

Net change in contract owners' equity ........      240,591    (741,909)  44,009    --      (171,795)  (1,560,464)   308,287    --
Contract owners' equity beginning
   of period .................................    3,032,321   4,276,892       --    --    10,472,740   14,630,605     86,100    --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---
Contract owners' equity end of period ........   $3,272,912   3,534,983   44,009    --    10,300,945   13,070,141    394,387    --
                                                 ==========   =========   ======   ===    ==========   ==========   ========   ===

CHANGES IN UNITS:
   Beginning units ...........................      368,062     416,289       --    --       860,438      950,787     10,760    --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---
   Units purchased ...........................       33,248      23,812    4,302    --        65,627       54,472     64,811    --
   Units redeemed ............................      (45,406)    (55,271)      (5)   --      (117,184)    (113,699)   (31,262)   --
                                                 ----------   ---------   ------   ---    ----------   ----------   --------   ---
   Ending units ..............................      355,904     384,830    4,297    --       808,881      891,560     44,309    --
                                                 ==========   =========   ======   ===    ==========   ==========   ========   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     ACVPVal            ComGVITVal           CSGPVen                 CSIntEq
                                            ------------------------   ------------   ---------------------   ---------------------
                                               2003          2002      2003    2002     2003        2002        2003        2002
                                            -----------   ----------   -----   ----   ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    82,342       57,416       9    --       (2,504)     (4,830)    (17,419)    (24,438)
   Realized gain (loss) on investments ..      (366,636)     255,473      --    --      126,042    (265,426)    (52,084)    242,385
   Change in unrealized gain (loss)
      on investments ....................     1,209,311   (1,620,586)     26    --        7,730      72,963     496,381    (280,110)
   Reinvested capital gains .............            --      677,932      --    --           --          --          --          --
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       925,017     (629,765)     35    --      131,268    (197,293)    426,878     (62,163)
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       511,195      509,273      28    --       34,065      79,022     309,146     358,513
   Transfers between funds ..............      (386,658)   1,290,478   3,313    --     (686,696)   (471,761)    (70,563)   (220,881)
   Surrenders (note 6) ..................      (370,508)    (267,774)     --    --      (46,219)    (88,855)   (152,540)   (170,610)
   Death benefits (note 4) ..............       (15,110)      (6,357)     --    --           --          --      (3,715)    (13,727)
   Policy loans (net of repayments)
      (note 5) ..........................       162,137     (157,183)     --    --       (1,733)     14,620      36,825       4,377
   Deductions for surrender charges
      (note 2d) .........................       (21,190)     (16,417)     --    --       (2,643)     (5,448)     (8,724)    (10,460)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (273,049)    (224,674)     (7)   --      (22,357)    (31,510)   (152,245)   (167,529)
   Asset charges (note 3):
      MSP contracts .....................        (2,669)      (4,086)     --    --         (149)       (231)       (829)     (2,270)
      LSFP contracts ....................        (3,786)      (3,778)     --    --         (216)       (288)     (2,034)     (2,261)
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------
         Net equity transactions ........      (399,638)   1,119,482   3,334    --     (725,948)   (504,451)    (44,679)   (224,848)
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------

Net change in contract owners' equity ...       525,379      489,717   3,369    --     (594,680)   (701,744)    382,199    (287,011)
Contract owners' equity beginning
   of period ............................    10,890,722   12,303,843      --    --    1,272,812   1,723,423   5,049,074   6,770,955
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   $11,416,101   12,793,560   3,369    --      678,132   1,021,679   5,431,273   6,483,944
                                            ===========   ==========   =====   ===    =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................       735,597      721,884      --    --      174,334     154,238     637,322     679,600
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------
   Units purchased ......................        71,161      103,828     310    --        5,710       9,434      60,951      37,421
   Units redeemed .......................       (98,736)     (42,646)     (1)   --     (101,710)    (56,966)    (66,039)    (53,786)
                                            -----------   ----------   -----   ---    ---------   ---------   ---------   ---------
   Ending units .........................       708,022      783,066     309    --       78,334     106,706     632,234     663,235
                                            ===========   ==========   =====   ===    =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         CSSmCapGr            DryIntVal         DryMidCapIx          DryEuroEq
                                                ------------------------   -------------   ---------------------   --------------
                                                   2003          2002       2003    2002     2003        2002      2003    2002
                                                -----------   ----------   ------   ----   ---------   ---------   ----   -------
Investment activity:
   Net investment income (loss) .............   $   (38,806)     (57,180)     (18)   --       (5,475)     (9,367)   --       (273)
   Realized gain (loss) on investments ......    (1,461,575)  (3,369,946)       1    --     (177,513)    223,736    --     (1,620)
   Change in unrealized gain (loss)
      on investments ........................     3,340,737     (365,279)     494    --      615,137    (469,277)   --     (2,189)
   Reinvested capital gains .................            --           --       --    --           --      14,741    --         --
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,840,356   (3,792,405)     477    --      432,149    (240,167)   --     (4,082)
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       679,946      881,239       --    --      233,529     154,794    (2)     5,499
   Transfers between funds ..................      (332,005)  (1,523,652)  23,969    --      533,953   1,525,188     2    (27,953)
   Surrenders (note 6) ......................      (289,062)    (459,347)      --    --     (192,903)   (100,167)   --         --
   Death benefits (note 4) ..................       (27,111)     (10,226)      --    --       (8,369)     (1,826)   --         --
   Policy loans (net of repayments)
      (note 5) ..............................        15,041      (96,812)      --    --      (15,446)    (10,308)   --         (7)
   Deductions for surrender charges
      (note 2d) .............................       (16,532)     (28,161)      --    --      (11,033)     (6,141)   --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (369,097)    (418,963)       2    --     (194,730)    (88,581)   --     (1,510)
   Asset charges (note 3):
      MSP contracts .........................        (1,170)      (4,179)      --    --       (1,279)     (1,985)   --         --
      LSFP contracts ........................        (3,093)      (3,881)      --    --         (934)       (846)   --         (4)
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------
         Net equity transactions ............      (343,083)  (1,663,982)  23,971    --      342,788   1,470,128    --    (23,975)
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------

Net change in contract owners' equity .......     1,497,273   (5,456,387)  24,448    --      774,937   1,229,961    --    (28,057)
Contract owners' equity beginning
   of period ................................    10,409,890   18,229,025       --    --    3,842,211   3,340,634    --     81,927
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------
Contract owners' equity end of period .......   $11,907,163   12,772,638   24,448    --    4,617,148   4,570,595    --     53,870
                                                ===========   ==========   ======   ===    =========   =========   ===    =======

CHANGES IN UNITS:
   Beginning units ..........................       932,671    1,084,722       --    --      445,821     325,991    --     12,374
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------
   Units purchased ..........................        71,674       61,929    2,245    --       77,180     159,613    --        584
   Units redeemed ...........................      (103,398)    (177,777)      --    --      (42,744)    (20,754)   --     (4,082)
                                                -----------   ----------   ------   ---    ---------   ---------   ---    -------
   Ending units .............................       900,947      968,874    2,245    --      480,257     464,850    --      8,876
                                                ===========   ==========   ======   ===    =========   =========   ===    =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     DrySmCapIxS           DrySRGro
                                                   ---------------   ----------------------
                                                     2003     2002     2003         2002
                                                   --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) ................   $   (817)   --      (31,012)     (44,891)
   Realized gain (loss) on investments .........        535    --     (390,957)    (351,762)
   Change in unrealized gain (loss)
      on investments ...........................     40,868    (1)   1,233,282   (1,889,801)
   Reinvested capital gains ....................         --    --           --           --
                                                   --------   ---    ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     40,586    (1)     811,313   (2,286,454)
                                                   --------   ---    ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      1,921    42      673,084      922,402
   Transfers between funds .....................    106,065    --     (229,356)    (800,917)
   Surrenders (note 6) .........................         --    --     (285,621)    (353,884)
   Death benefits (note 4) .....................         --    --      (35,567)     (19,361)
   Policy loans (net of repayments) (note 5) ...     (5,181)   --       19,772      (35,158)
   Deductions for surrender charges (note 2d) ..         --    --      (16,336)     (21,696)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    167,073     4     (391,379)    (435,154)
   Asset charges (note 3):
      MSP contracts ............................        (56)   --       (1,261)          --
      LSFP contracts ...........................        (13)   --       (1,581)          --
                                                   --------   ---    ---------   ----------
         Net equity transactions ...............    269,809    46     (268,245)    (743,768)
                                                   --------   ---    ---------   ----------

Net change in contract owners' equity ..........    310,395    45      543,068   (3,030,222)
Contract owners' equity beginning
   of period ...................................    110,730    --    8,486,022   13,612,330
                                                   --------   ---    ---------   ----------
Contract owners' equity end of period ..........   $421,125    45    9,029,090   10,582,108
                                                   ========   ===    =========   ==========

CHANGES IN UNITS:
   Beginning units .............................     14,471    --      505,221      573,971
                                                   --------   ---    ---------   ----------
   Units purchased .............................     36,309     5       44,169       40,436
   Units redeemed ..............................     (1,703)   --      (60,759)     (73,722)
                                                   --------   ---    ---------   ----------
   Ending units ................................     49,077     5      488,631      540,685
                                                   ========   ===    =========   ==========

                                                           DryStkIx                 DryVIFApp
                                                   ------------------------   ---------------------
                                                      2003         2002         2003        2002
                                                   ----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ................      254,935       203,366     (19,614)    (24,928)
   Realized gain (loss) on investments .........   (1,108,323)       22,855    (896,727)    (37,083)
   Change in unrealized gain (loss)
      on investments ...........................    7,900,600   (12,050,908)  1,348,730    (577,554)
   Reinvested capital gains ....................           --            --          --          --
                                                   ----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    7,047,212   (11,824,687)    432,389    (639,565)
                                                   ----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    3,618,531     4,365,583     268,542     352,474
   Transfers between funds .....................      394,366    (1,894,516)    (13,644)    247,170
   Surrenders (note 6) .........................   (1,760,074)   (2,750,577)   (234,565)    (94,718)
   Death benefits (note 4) .....................      (37,017)      (56,450)     (2,993)    (10,587)
   Policy loans (net of repayments) (note 5) ...       87,680        36,815      (8,635)    (17,487)
   Deductions for surrender charges (note 2d) ..     (100,664)     (168,631)    (13,415)     (5,807)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................   (2,348,428)   (2,064,286)   (158,222)   (152,973)
   Asset charges (note 3):
      MSP contracts ............................      (12,628)      (16,143)       (750)     (1,252)
      LSFP contracts ...........................      (23,827)      (27,686)     (2,724)     (3,074)
                                                   ----------   -----------   ---------   ---------
         Net equity transactions ...............     (182,061)   (2,575,891)   (166,406)    313,746
                                                   ----------   -----------   ---------   ---------

Net change in contract owners' equity ..........    6,865,151   (14,400,578)    265,983    (325,819)
Contract owners' equity beginning
   of period ...................................   63,819,155    88,822,689   5,733,185   6,748,865
                                                   ----------   -----------   ---------   ---------
Contract owners' equity end of period ..........   70,684,306    74,422,111   5,999,168   6,423,046
                                                   ==========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................    3,317,324     3,551,969     534,799     520,418
                                                   ----------   -----------   ---------   ---------
   Units purchased .............................      231,055       141,012      35,717      47,996
   Units redeemed ..............................     (240,047)     (244,600)    (53,223)    (23,928)
                                                   ----------   -----------   ---------   ---------
   Ending units ................................    3,308,332     3,448,381     517,293     544,486
                                                   ==========   ===========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     DryDevLeadI        DryVIFGrInc            FedAmLdII         FedCpApII
                                                   --------------  ---------------------   -----------------  --------------
                                                    2003    2002     2003        2002        2003      2002    2003    2002
                                                   ------  ------  ---------   ---------   ---------   -----  ------   -----
Investment activity:
   Net investment income (loss) ................   $   (2)   --        1,515      (2,225)       --      --        --    --
   Realized gain (loss) on investments .........        1    --     (145,224)    (15,841)       --      --        --    --
   Change in unrealized gain (loss)
      on investments ...........................       12    --      338,825    (426,861)      (23)     --       (25)   --
   Reinvested capital gains ....................       --    --           --          --        --      --        --    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       11    --      195,116    (444,927)      (23)     --       (25)   --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       55    --      109,894     117,641        --      --        --    --
   Transfers between funds .....................    4,235    --      (26,494)    (11,837)    1,348      --     1,348    --
   Surrenders (note 6) .........................       --    --     (114,493)    (53,600)       --      --        --    --
   Death benefits (note 4) .....................       --    --           --      (7,828)       --      --        --    --
   Policy loans (net of repayments) (note 5) ...       --    --      (13,537)     (5,710)       --      --        --    --
   Deductions for surrender charges (note 2d) ..       --    --       (6,548)     (3,286)       --      --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (30)   --      (67,960)    (68,685)        2      --         5    --
   Asset charges (note 3):
      MSP contracts ............................       --    --         (911)     (1,316)       --      --        --    --
      LSFP contracts ...........................       --    --         (826)       (964)       --      --        --    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---
         Net equity transactions ...............    4,260    --     (120,875)    (35,585)    1,350      --     1,353    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---

Net change in contract owners' equity ..........    4,271    --       74,241    (480,512)    1,327      --     1,328    --
Contract owners' equity beginning
   of period ...................................       --    --    2,056,526   2,888,177        --      --        --    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---
Contract owners' equity end of period ..........   $4,271    --    2,130,767   2,407,665     1,327      --     1,328    --
                                                   ======   ===    =========   =========     =====     ===     =====   ===

CHANGES IN UNITS:
   Beginning units .............................       --    --      208,582     217,273        --      --        --    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---
   Units purchased .............................      396    --       18,735      10,054       122      --       125    --
   Units redeemed ..............................       (3)   --      (31,348)    (12,820)       --      --        --    --
                                                   ------   ---    ---------   ---------     -----     ---     -----   ---
   Ending units ................................      393    --      195,969     214,507       122      --       125    --
                                                   ======   ===    =========   =========     =====     ===     =====   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FGVITHiInc           FedQualBd
                                                   ---------------   -------------------
                                                    2003     2002      2003       2002
                                                   -------  ------   ---------   -------
Investment activity:
   Net investment income (loss) ................   $   712    --        63,088      (518)
   Realized gain (loss) on investments .........        --    --        60,092       349
   Change in unrealized gain (loss)
      on investments ...........................      (233)   --       (36,835)    7,065
   Reinvested capital gains ....................        --    --            --        --
                                                   -------   ---     ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       479    --        86,345     6,896
                                                   -------   ---     ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................        56    --       104,501     1,364
   Transfers between funds .....................    73,506    --       568,003   604,452
   Surrenders (note 6) .........................        --    --      (100,328)  (15,166)
   Death benefits (note 4) .....................        --    --            --        --
   Policy loans (net of repayments) (note 5) ...        --    --       (11,362)       --
   Deductions for surrender charges (note 2d) ..        --    --        (5,738)     (930)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (361)   --       (54,666)   (3,719)
   Asset charges (note 3):
      MSP contracts ............................       (10)   --          (504)       (2)
      LSFP contracts ...........................        --    --          (412)      (25)
                                                   -------   ---     ---------   -------
         Net equity transactions ...............    73,191    --       499,494   585,974
                                                   -------   ---     ---------   -------

Net change in contract owners' equity ..........    73,670    --       585,839   592,870
Contract owners' equity beginning
   of period ...................................        --    --     1,262,615        --
                                                   -------   ---     ---------   -------
Contract owners' equity end of period ..........   $73,670    --     1,848,454   592,870
                                                   =======   ===     =========   =======

CHANGES IN UNITS:
   Beginning units .............................        --    --       117,678        --
                                                   -------   ---     ---------   -------
   Units purchased .............................     7,191    --        64,241    60,619
   Units redeemed ..............................       (36)   --       (16,876)   (1,960)
                                                   -------   ---     ---------   -------
   Ending units ................................     7,155    --       165,043    58,659
                                                   =======   ===     =========   =======

                                                          FidVIPEI                   FidVIPGr
                                                   -----------------------   ------------------------
                                                      2003         2002         2003          2002
                                                   ----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ................      911,747      913,581      (73,674)     (179,946)
   Realized gain (loss) on investments .........   (1,154,032)    (404,127)  (3,865,875)   (2,289,880)
   Change in unrealized gain (loss)
      on investments ...........................    6,192,747   (7,151,662)  13,555,755   (20,322,744)
   Reinvested capital gains ....................           --    1,645,146           --            --
                                                   ----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    5,950,462   (4,997,062)   9,616,206   (22,792,570)
                                                   ----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    2,773,965    3,520,956    4,690,966     5,521,488
   Transfers between funds .....................     (174,610)    (136,493)  (1,770,239)   (3,236,387)
   Surrenders (note 6) .........................   (1,934,052)  (2,132,618)  (2,453,890)   (2,843,328)
   Death benefits (note 4) .....................      (91,889)    (303,680)    (109,027)      (96,620)
   Policy loans (net of repayments) (note 5) ...      160,066     (292,872)     584,467      (361,201)
   Deductions for surrender charges (note 2d) ..     (110,614)    (130,745)    (140,345)     (174,317)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................   (1,836,556)  (1,840,578)  (2,816,594)   (2,921,416)
   Asset charges (note 3):
      MSP contracts ............................      (12,405)     (18,864)     (10,266)      (17,677)
      LSFP contracts ...........................      (10,144)     (11,744)     (11,759)      (14,590)
                                                   ----------   ----------   ----------   -----------
         Net equity transactions ...............   (1,236,239)  (1,346,638)  (2,036,687)   (4,144,048)
                                                   ----------   ----------   ----------   -----------

Net change in contract owners' equity ..........    4,714,223   (6,343,700)   7,579,519   (26,936,618)
Contract owners' equity beginning
   of period ...................................   59,751,461   77,024,402   75,663,436   119,372,389
                                                   ----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   64,465,684   70,680,702   83,242,955    92,435,771
                                                   ==========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .............................    2,146,294    2,285,562    2,922,853     3,226,113
                                                   ----------   ----------   ----------   -----------
   Units purchased .............................      133,000      108,621      225,315       173,874
   Units redeemed ..............................     (179,026)    (151,068)    (313,996)     (300,497)
                                                   ----------   ----------   ----------   -----------
   Ending units ................................    2,100,268    2,243,115    2,834,172     3,099,490
                                                   ==========   ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    FidVIPHI                   FidVIPOv
                                            ------------------------   -----------------------
                                               2003          2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $ 1,305,178    1,672,884       65,264       56,514
   Realized gain (loss) on
      investments .......................      (486,005)  (3,043,228)    (246,473)  (5,400,554)
   Change in unrealized gain
      (loss) on investments .............     2,769,385      582,359    1,379,115    4,898,918
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     3,588,558     (787,985)   1,197,906     (445,122)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       939,448      900,310      801,223      842,129
   Transfers between funds ..............     1,470,849     (311,858)     (63,249)     168,130
   Surrenders (note 6) ..................      (663,347)    (568,572)    (666,116)    (476,718)
   Death benefits (note 4) ..............      (262,635)     (12,944)     (43,059)     (53,831)
   Policy loans (net of repayments)
      (note 5) ..........................        (7,819)     (15,710)      93,744      (31,133)
   Deductions for surrender charges
      (note 2d) .........................       (37,939)     (34,858)     (38,097)     (29,226)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (634,517)    (457,632)    (437,016)    (380,645)
   Asset charges (note 3):
      MSP contracts .....................        (7,553)      (6,452)      (1,689)      (2,460)
      LSFP contracts ....................        (5,268)      (4,071)      (2,231)      (2,629)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........       791,219     (511,787)    (356,490)      33,617
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...     4,379,777   (1,299,772)     841,416     (411,505)
Contract owners' equity beginning
   of period ............................    20,706,049   16,642,189   12,425,622   17,277,545
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $25,085,826   15,342,417   13,267,038   16,866,040
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     1,206,230    1,017,739      968,581    1,067,775
                                            -----------   ----------   ----------   ----------
   Units purchased ......................       143,655       31,670       70,803       55,729
   Units redeemed .......................       (89,275)     (68,655)    (102,996)     (51,117)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     1,260,610      980,754      936,388    1,072,387
                                            ===========   ==========   ==========   ==========

                                                   FidVIPAM                  FidVIPCon
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      742,973      866,262       53,632      218,509
   Realized gain (loss) on investments ..     (361,761)    (125,745)    (713,114)    (163,378)
   Change in unrealized gain (loss) on
      investments .......................    1,746,420   (3,028,636)   4,619,011     (642,454)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,127,632   (2,288,119)   3,959,529     (587,323)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      904,308      916,490    2,015,792    2,372,565
   Transfers between funds ..............      260,332     (406,455)      19,682   (1,706,431)
   Surrenders (note 6) ..................     (919,543)    (552,750)  (1,006,044)  (1,106,419)
   Death benefits (note 4) ..............     (140,052)     (19,130)     (70,806)     (21,782)
   Policy loans (net of repayments)
      (note 5) ..........................       80,703      (64,667)     (64,522)    (173,771)
   Deductions for surrender charges
      (note 2d) .........................      (52,591)     (33,888)     (57,539)     (67,832)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (590,125)    (557,750)  (1,506,399)  (1,260,885)
   Asset charges (note 3):
      MSP contracts .....................       (3,331)      (4,869)      (6,680)     (12,729)
      LSFP contracts ....................       (1,771)      (1,634)     (10,288)     (11,117)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........     (462,070)    (724,653)    (686,804)  (1,988,401)
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity ...    1,665,562   (3,012,772)   3,272,725   (2,575,724)
Contract owners' equity beginning
   of period ............................   22,343,721   26,615,885   44,077,392   52,593,790
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   24,009,283   23,603,113   47,350,117   50,018,066
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,013,935    1,094,419    2,364,387    2,539,821
                                            ----------   ----------   ----------   ----------
   Units purchased ......................       61,874       48,008      140,367      122,070
   Units redeemed .......................      (88,069)     (76,769)    (178,236)    (217,710)
                                            ----------   ----------   ----------   ----------
   Ending units .........................      987,740    1,065,658    2,326,518    2,444,181
                                            ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPInvGrB          FidVIPGrOp          FidVIPMCap      FidVIPValStS
                                                    --------------  ----------------------   --------------  ---------------
                                                     2003    2002     2003         2002       2003    2002     2003     2002
                                                    ------   -----  ---------   ----------   ------   -----  --------   ----
Investment activity:
   Net investment income (loss) .................   $   (5)   --       15,297       24,582      (15)   --        (926)   --
   Realized gain (loss) on investments ..........       --    --     (136,292)    (153,287)       6    --      53,550    --
   Change in unrealized gain (loss)
      on investments ............................      (13)   --      520,245     (426,960)     477    --      (3,897)   --
   Reinvested capital gains .....................       --    --           --           --       --    --          --    --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................      (18)   --      399,250     (555,665)     468    --      48,727    --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       85    --      253,138      336,231      243    --       8,680    --
   Transfers between funds ......................    6,229    --       65,817     (218,867)  21,929    --     948,565    --
   Surrenders (note 6) ..........................       --    --      (57,753)     (59,759)      --    --     (41,159)   --
   Death benefits (note 4) ......................       --    --       (3,161)      (4,698)      --    --          --    --
   Policy loans (net of repayments) (note 5) ....       --    --        3,873      (11,061)      --    --    (110,875)   --
   Deductions for surrender charges (note 2d) ...       --    --       (3,303)      (3,664)      --    --      (2,354)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................      (32)   --     (108,448)    (110,796)    (165)   --      (5,173)   --
   Asset charges (note 3):
      MSP contracts .............................       --    --         (679)        (984)      --    --        (317)   --
      LSFP contracts ............................       --    --       (1,116)      (1,202)      --    --         (33)   --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---
         Net equity transactions ................    6,282    --      148,368      (74,800)  22,007    --     797,334    --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---

Net change in contract owners' equity ...........    6,264    --      547,618     (630,465)  22,475    --     846,061    --
Contract owners' equity beginning
   of period ....................................       --    --    3,035,034    4,129,080       --    --      95,798    --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---
Contract owners' equity end of period ...........   $6,264    --    3,582,652    3,498,615   22,475    --     941,859    --
                                                    ======   ===    =========   ==========   ======   ===    ========   ===

CHANGES IN UNITS:
   Beginning units ..............................       --    --      398,008      420,111       --    --      12,826    --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---
   Units purchased ..............................      620    --       47,531       39,967    2,048    --     110,417    --
   Units redeemed ...............................       (3)   --      (28,612)     (48,266)     (15)   --     (19,241)   --
                                                    ------   ---    ---------   ----------   ------   ---    --------   ---
   Ending units .................................      617    --      416,927      411,812    2,033    --     104,002    --
                                                    ======   ===    =========   ==========   ======   ===    ========   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FTVIPFRDiv     FTVIPSmCpVal       FTVIPFS          GVITEmMrkts
                                                   ---------------  --------------  --------------  --------------------
                                                     2003    2002    2003    2002    2003    2002     2003        2002
                                                   -------- ------  ------  ------  ------  ------  --------   ---------
Investment activity:
   Net investment income (loss) ................   $   465    --        46    --       915    --         (35)     (1,901)
   Realized gain (loss) on investments .........      (292)   --         1    --     2,160    --      19,247      23,005
   Change in unrealized gain (loss)
      on investments ...........................    (1,242)   --       445    --      (871)   --      20,427     (45,284)
   Reinvested capital gains ....................     1,516    --        --    --        --    --          --          --
                                                   -------   ---    ------   ---    ------   ---    --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       447    --       492    --     2,204    --      39,639     (24,180)
                                                   -------   ---    ------   ---    ------   ---    --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................        18    --         4    --    10,000    --      70,663      21,508
   Transfers between funds .....................    36,945    --    19,130    --    37,740    --      96,583     824,849
   Surrenders (note 6) .........................        --    --        --    --        --    --    (124,517)     (5,931)
   Death benefits (note 4) .....................        --    --        --    --        --    --          --      (1,829)
   Policy loans (net of repayments) (note 5) ...        --    --        --    --        --    --      (7,179)    (34,566)
   Deductions for surrender charges (note 2d) ..        --    --        --    --        --    --      (7,121)       (364)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................       (87)   --        --    --       (24)   --      (7,167)     (9,689)
   Asset charges (note 3):
      MSP contracts ............................        --    --        --    --       (15)   --        (187)       (309)
      LSFP contracts ...........................        --    --        --    --        --    --         (30)        (87)
                                                   -------   ---    ------   ---    ------   ---    --------   ---------
         Net equity transactions ...............    36,876    --    19,134    --    47,701    --      21,045     793,582
                                                   -------   ---    ------   ---    ------   ---    --------   ---------

Net change in contract owners' equity ..........    37,323    --    19,626    --    49,905    --      60,684     769,402
Contract owners' equity beginning
   of period ...................................        --    --        --    --        --    --     273,867     427,577
                                                   -------   ---    ------   ---    ------   ---    --------   ---------
Contract owners' equity end of period ..........   $37,323    --    19,626    --    49,905    --     334,551   1,196,979
                                                   =======   ===    ======   ===    ======   ===    ========   =========

CHANGES IN UNITS:
   Beginning units ..........................           --    --        --    --        --    --      39,708      52,012
                                                   -------   ---    ------   ---    ------   ---    --------   ---------
   Units purchased ..........................        3,552    --     1,778    --     4,638    --      12,166     104,783
   Units redeemed ...........................           (8)   --        --    --        (4)   --      (9,977)     (6,039)
                                                   -------   ---    ------   ---    ------   ---    --------   ---------
   Ending units .............................        3,544    --     1,778    --     4,634    --      41,897     150,756
                                                   =======   ===    ======   ===    ======   ===    ========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       GVITGIFin         GVITGIHlth         GVITGITech           GVITGlUtl
                                                   ----------------   ----------------   ------------------   ---------------
                                                     2003     2002      2003     2002     2003       2002      2003     2002
                                                   --------   -----   --------   -----   -------   --------   -------   -----
Investment activity:
   Net investment income (loss) ................   $   (402)     (1)    (2,003)     (5)   (1,132)       450      (139)     (5)
   Realized gain (loss) on investments .........     10,721     (49)    53,028    (143)   19,554    (97,067)    2,552    (121)
   Change in unrealized gain (loss)
      on investments ...........................      5,139      (5)    77,569    (303)   44,128    (35,900)    4,469     (70)
   Reinvested capital gains ....................         --      --         --      --        --         --        --      --
                                                   --------   -----   --------   -----   -------   --------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     15,458     (55)   128,594    (451)   62,550   (132,517)    6,882    (196)
                                                   --------   -----   --------   -----   -------   --------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      3,587      --     10,981      99     5,549     26,131       217      75
   Transfers between funds .....................     27,674   1,222    559,414   5,324   361,446     29,613    78,110   1,318
   Surrenders (note 6) .........................    (17,923)     --   (147,999)     --   (39,244)   (51,948)       --      --
   Death benefits (note 4) .....................         --      --         --      --        --         --        --      --
   Policy loans (net of repayments) (note 5) ...        156    (997)    (6,602)   (965)   (2,598)    24,960      2,636     --
   Deductions for surrender charges (note 2d) ..     (1,025)     --     (8,465)     --    (2,244)    (3,185)       --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (1,886)      2     (8,502)    (12)  (12,350)   (12,898)     (835)    (14)
   Asset charges (note 3):
      MSP contracts ............................        (16)     --        (60)     --      (156)      (107)      (13)     --
      LSFP contracts ...........................         (2)     --        (28)     --        (9)        --       (46)     --
                                                   --------   -----   --------   -----   -------   --------   -------   -----
         Net equity transactions ...............     10,565     227    398,739   4,446   310,394     12,566    80,069   1,379
                                                   --------   -----   --------   -----   -------   --------   -------   -----

Net change in contract owners' equity ..........     26,023     172    527,333   3,995   372,944   (119,951)   86,951   1,183
Contract owners' equity beginning
   of period ...................................     64,491      --    155,708      --   261,090    349,973    35,904      --
                                                   --------   -----   --------   -----   -------   --------   -------   -----
Contract owners' equity end of period ..........   $ 90,514     172    683,041   3,995   634,034    230,022   122,855   1,183
                                                   ========   =====   ========   =====   =======   ========   =======   =====

CHANGES IN UNITS:
   Beginning units .............................      7,495      --     18,805      --   134,649    102,616     4,164      --
                                                   --------   -----   --------   -----   -------   --------   -------   -----
   Units purchased .............................      4,270     125     63,220     570   146,457     26,384     8,848     129
   Units redeemed ..............................     (2,475)   (107)   (16,446)   (120)  (20,478)   (29,579)     (118)     (2)
                                                   --------   -----   --------   -----   -------   --------   -------   -----
   Ending units ................................      9,290      18     65,579     450   260,628     99,421    12,894     127
                                                   ========   =====   ========   =====   =======   ========   =======   =====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           GVITGvtBd                GVITGrowth
                                                   ------------------------   -----------------------
                                                       2003         2002         2003         2002
                                                   -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ................   $   355,508      347,225      (50,345)     (64,011)
   Realized gain (loss) on investments .........       110,787      (11,902)  (2,144,193)    (874,267)
   Change in unrealized gain (loss)
      on investments ...........................       136,543      330,669    4,139,784   (2,342,672)
   Reinvested capital gains ....................        29,787       18,684           --           --
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       632,625      684,676    1,945,246   (3,280,950)
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       809,176      521,267    1,496,958    1,882,826
   Transfers between funds .....................      (816,840)   1,379,921     (308,050)    (560,635)
   Surrenders (note 6) .........................    (1,310,863)  (1,193,939)    (652,153)    (419,757)
   Death benefits (note 4) .....................       (16,462)     (32,722)     (48,434)     (47,039)
   Policy loans (net of repayments) (note 5) ...        12,456     (242,031)     111,750       29,641
   Deductions for surrender charges (note 2d) ..       (74,972)     (73,197)     (37,299)     (25,734)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (658,063)    (367,780)    (713,809)    (716,452)
   Asset charges (note 3):
      MSP contracts ............................        (9,144)      (8,101)      (2,089)      (2,941)
      LSFP contracts ...........................        (5,268)      (3,819)      (3,363)      (4,588)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions ...............    (2,069,980)     (20,401)    (156,489)     135,321
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity ..........    (1,437,355)     664,275    1,788,757   (3,145,629)
Contract owners' equity beginning
   of period ...................................    22,381,392   18,686,828   13,411,563   18,678,345
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period ..........   $20,944,037   19,351,103   15,200,320   15,532,716
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     1,024,071      940,162    1,170,029    1,157,307
                                                   -----------   ----------   ----------   ----------
   Units purchased .............................        66,166       94,039      136,342      128,412
   Units redeemed ..............................      (163,853)     (94,147)    (149,416)    (121,142)
                                                   -----------   ----------   ----------   ----------
   Ending units ................................       926,384      940,054    1,156,955    1,164,577
                                                   ===========   ==========   ==========   ==========

                                                       GVITIDAgg           GVITIDCon
                                                   -----------------   -----------------
                                                     2003      2002      2003      2002
                                                   -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ................       505       277     3,815       533
   Realized gain (loss) on investments .........      (393)      (57)   (1,835)      (12)
   Change in unrealized gain (loss)
      on investments ...........................    20,334    (6,795)   14,995    (1,278)
   Reinvested capital gains ....................        --        22        --         1
                                                   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    20,446    (6,553)   16,975      (756)
                                                   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    18,179    12,117    19,088        33
   Transfers between funds .....................    65,872   121,807   113,571   127,002
   Surrenders (note 6) .........................         1    (6,363)       --        --
   Death benefits (note 4) .....................        --        --        --        --
   Policy loans (net of repayments) (note 5) ...       971    (2,139)   (3,030)     (687)
   Deductions for surrender charges (note 2d) ..        --      (390)       --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (9,590)   (3,503)   (9,592)     (465)
   Asset charges (note 3):
      MSP contracts ............................        --        --      (212)       --
      LSFP contracts ...........................        --        --      (142)      (23)
                                                   -------   -------   -------   -------
         Net equity transactions ...............    75,433   121,529   119,683   125,860
                                                   -------   -------   -------   -------

Net change in contract owners' equity ..........    95,879   114,976   136,658   125,104
Contract owners' equity beginning
   of period ...................................   146,457        --   317,556        --
                                                   -------   -------   -------   -------
Contract owners' equity end of period ..........   242,336   114,976   454,214   125,104
                                                   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .............................    17,710        --    31,754        --
                                                   -------   -------   -------   -------
   Units purchased .............................    10,115    13,659    16,141    13,039
   Units redeemed ..............................    (1,291)   (1,511)   (4,017)     (509)
                                                   -------   -------   -------   -------
   Ending units ................................    26,534    12,148    43,878    12,530
                                                   =======   =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          GVITIDMod           GVITIDModAgg
                                                   --------------------   -------------------
                                                      2003        2002      2003       2002
                                                   ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ................   $    7,426       375       4,005     1,445
   Realized gain (loss) on investments .........       (7,404)       (3)    (29,824)      107
   Change in unrealized gain (loss)
      on investments ...........................      102,712    (3,809)    115,837   (24,319)
   Reinvested capital gains ....................           --        --          --        21
                                                   ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      102,734    (3,437)     90,018   (22,746)
                                                   ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       78,616     3,075      70,789     6,455
   Transfers between funds .....................      728,807   106,540      39,285   467,183
   Surrenders (note 6) .........................      (22,574)       --     (15,939)       --
   Death benefits (note 4) .....................           --        --          --        --
   Policy loans (net of repayments) (note 5) ...      (23,646)     (129)     23,759      (128)
   Deductions for surrender charges (note 2d) ..       (1,291)       --        (912)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (36,360)     (823)    (51,013)   (5,374)
   Asset charges (note 3):
      MSP contracts ............................         (657)       --        (289)       --
      LSFP contracts ...........................          (56)       --        (205)       --
                                                   ----------   -------   ---------   -------
         Net equity transactions ...............      722,839   108,663      65,475   468,136
                                                   ----------   -------   ---------   -------

Net change in contract owners' equity ..........      825,573   105,226     155,493   445,390
Contract owners' equity beginning
   of period ...................................      543,695        --     942,689        --
                                                   ----------   -------   ---------   -------
Contract owners' equity end of period ..........   $1,369,268   105,226   1,098,182   445,390
                                                   ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units .............................       59,819        --     109,211        --
                                                   ----------   -------   ---------   -------
   Units purchased .............................       88,406    10,986      23,070    47,278
   Units redeemed ..............................       (7,944)      (95)    (15,616)     (708)
                                                   ----------   -------   ---------   -------
   Ending units ................................      140,281    10,891     116,665    46,570
                                                   ==========   =======   =========   =======

                                                     GVITIDModCon         GVITIntGro
                                                   ----------------   -----------------
                                                    2003     2002       2003      2002
                                                   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ................     4,167       87      (209)      (85)
   Realized gain (loss) on investments .........    (1,422)      --    (1,953)    1,791
   Change in unrealized gain (loss)
      on investments ...........................    26,619     (397)    2,992    (1,930)
   Reinvested capital gains ....................        --       --        --        --
                                                   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    29,364     (310)      830      (224)
                                                   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    24,388      471    26,982     1,100
   Transfers between funds .....................   327,026   20,129   (24,149)    7,252
   Surrenders (note 6) .........................        --       --   (23,594)  (37,956)
   Death benefits (note 4) .....................        --       --        --        --
   Policy loans (net of repayments) (note 5) ...       (15)     (16)       81    (1,376)
   Deductions for surrender charges (note 2d) ..        --       --    (1,349)   (2,327)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................   (12,873)    (301)   (1,349)   (1,070)
   Asset charges (note 3):
      MSP contracts ............................      (431)      --        --        --
      LSFP contracts ...........................       (75)      --        (2)       --
                                                   -------   ------   -------   -------
         Net equity transactions ...............   338,020   20,283   (23,380)  (34,377)
                                                   -------   ------   -------   -------

Net change in contract owners' equity ..........   367,384   19,973   (22,550)  (34,601)
Contract owners' equity beginning
   of period ...................................   268,892       --    55,057    55,253
                                                   -------   ------   -------   -------
Contract owners' equity end of period ..........   636,276   19,973    32,507    20,652
                                                   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units .............................    28,027       --    11,233     8,456
                                                   -------   ------   -------   -------
   Units purchased .............................    36,300    2,073     1,896     1,405
   Units redeemed ..............................    (1,426)     (41)   (6,813)   (6,431)
                                                   -------   ------   -------   -------
   Ending units ................................    62,901    2,032     6,316     3,430
                                                   =======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           GVITMyMkt               GVITLead
                                                   ------------------------   ----------------
                                                       2003         2002        2003     2002
                                                   -----------   ----------   -------   ------
Investment activity:
   Net investment income (loss) ................   $      (470)     127,148      (116)     (49)
   Realized gain (loss) on investments .........            --           --    (4,549)    (651)
   Change in unrealized gain (loss)
      on investments ...........................            --           --     8,386   (1,738)
   Reinvested capital gains ....................            --           --        --       --
                                                   -----------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................          (470)     127,148     3,721   (2,438)
                                                   -----------   ----------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     2,261,719    2,205,112     7,674      254
   Transfers between funds .....................    (1,137,238)   3,630,194   (44,049)  75,842
   Surrenders (note 6) .........................    (4,379,433)  (4,416,703)       --       --
   Death benefits (note 4) .....................        (2,723)     (64,949)       --       --
   Policy loans (net of repayments) (note 5) ...       (78,834)     610,291    (1,094)      --
   Deductions for surrender charges (note 2d) ..      (250,468)    (270,777)       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,113,184)  (1,005,152)   (2,273)    (306)
   Asset charges (note 3):
      MSP contracts ............................       (23,555)     (22,750)      (31)     (15)
      LSFP contracts ...........................       (11,398)     (21,596)       --       --
                                                   -----------   ----------   -------   ------
         Net equity transactions ...............    (4,735,114)     643,670   (39,773)  75,775
                                                   -----------   ----------   -------   ------

Net change in contract owners' equity ..........    (4,735,584)     770,818   (36,052)  73,337
Contract owners' equity beginning
   of period ...................................    46,764,573   51,650,867   115,036       --
                                                   -----------   ----------   -------   ------
Contract owners' equity end of period ..........   $42,028,989   52,421,685    78,984   73,337
                                                   ===========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units .............................     3,181,070    3,540,015    13,679       --
                                                   -----------   ----------   -------   ------
   Units purchased .............................       271,608      310,646       620    7,591
   Units redeemed ..............................      (607,628)    (259,330)   (5,493)     (34)
                                                   -----------   ----------   -------   ------
   Ending units ................................     2,845,050    3,591,331     8,806    7,557
                                                   ===========   ==========   =======   ======

                                                        GVITSmCapGr              GVITSmCapVal
                                                   ---------------------   -----------------------
                                                      2003        2002        2003         2002
                                                   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................      (3,858)     (4,822)     (32,147)     (57,391)
   Realized gain (loss) on investments .........      38,271     (41,401)    (532,825)    (289,903)
   Change in unrealized gain (loss)
      on investments ...........................     106,190    (245,642)   2,205,190   (2,161,092)
   Reinvested capital gains ....................          --          --           --      308,760
                                                   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     140,603    (291,865)   1,640,218   (2,199,626)
                                                   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     170,306      51,482      491,342      643,105
   Transfers between funds .....................    (244,331)    182,815       54,656      203,698
   Surrenders (note 6) .........................     (36,075)    (69,171)    (497,302)    (427,008)
   Death benefits (note 4) .....................          --      (1,609)     (62,896)          --
   Policy loans (net of repayments) (note 5) ...     (33,462)     (4,514)      40,169     (102,594)
   Deductions for surrender charges (note 2d) ..      (2,063)     (4,241)     (28,442)     (26,179)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (39,024)    (37,193)    (241,087)    (321,858)
   Asset charges (note 3):
      MSP contracts ............................        (131)       (332)      (2,882)      (4,082)
      LSFP contracts ...........................        (304)       (320)      (4,518)      (5,491)
                                                   ---------   ---------   ----------   ----------
         Net equity transactions ...............    (185,084)    116,917     (250,960)     (40,409)
                                                   ---------   ---------   ----------   ----------

Net change in contract owners' equity ..........     (44,481)   (174,948)   1,389,258   (2,240,035)
Contract owners' equity beginning
   of period ...................................   1,258,941   1,332,775    9,270,589   15,781,967
                                                   ---------   ---------   ----------   ----------
Contract owners' equity end of period ..........   1,214,460   1,157,827   10,659,847   13,541,932
                                                   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     265,763     186,280      838,299    1,034,902
                                                   ---------   ---------   ----------   ----------
   Units purchased .............................      22,365      31,850       67,723       87,764
   Units redeemed ..............................     (65,680)    (16,267)     (94,617)    (107,294)
                                                   ---------   ---------   ----------   ----------
   Ending units ................................     222,448     201,863      811,405    1,015,372
                                                   =========   =========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           GVITSmComp                GVITTotRt
                                                   ------------------------   -----------------------
                                                       2003         2002         2003         2002
                                                   -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ................   $   (72,149)     (90,859)       5,339      (46,705)
   Realized gain (loss) on investments .........      (799,724)  (1,482,234)  (1,302,113)    (792,044)
   Change in unrealized gain (loss)
      on investments ...........................     3,779,158      308,144    8,332,178   (3,976,829)
   Reinvested capital gains ....................            --           --           --           --
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     2,907,285   (1,264,949)   7,035,404   (4,815,578)
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       910,228    1,200,595    4,229,059    4,775,662
   Transfers between funds .....................      (254,972)     110,233     (848,690)    (598,722)
   Surrenders (note 6) .........................      (416,180)    (452,213)  (1,678,442)  (1,756,483)
   Death benefits (note 4) .....................        (5,221)     (39,732)    (117,268)    (276,546)
   Policy loans (net of repayments) (note 5) ...       (76,444)    (158,114)     173,163     (405,060)
   Deductions for surrender charges (note 2d) ..       (23,803)     (27,724)     (95,995)    (107,686)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (621,563)    (640,008)  (2,786,609)  (2,780,239)
   Asset charges (note 3):
      MSP contracts ............................        (5,466)      (7,618)     (11,890)     (15,325)
      LSFP contracts ...........................        (4,823)      (5,568)      (7,742)      (9,578)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions ...............      (498,244)     (20,149)  (1,144,414)  (1,173,977)
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity ..........     2,409,041   (1,285,098)   5,890,990   (5,989,555)
Contract owners' equity beginning
   of period ...................................    20,084,696   25,607,027   60,325,564   77,220,609
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period ..........   $22,493,737   24,321,929   66,216,554   71,231,054
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     1,090,705    1,141,976    2,622,768    2,758,504
                                                   -----------   ----------   ----------   ----------
   Units purchased .............................        62,585       66,895      193,427      175,140
   Units redeemed ..............................       (89,303)     (69,962)    (248,763)    (216,532)
                                                   -----------   ----------   ----------   ----------
   Ending units ................................     1,063,987    1,138,909    2,567,432    2,717,112
                                                   ===========   ==========   ==========   ==========

                                                       GVITUSGro             JanCapAp
                                                   ----------------   ---------------------
                                                     2003     2002      2003        2002
                                                   --------  ------   ---------   ---------
Investment activity:
   Net investment income (loss) ................       (874)     (1)     (4,313)     (4,326)
   Realized gain (loss) on investments .........     30,071      (1)    (48,667)   (249,592)
   Change in unrealized gain (loss)
      on investments ...........................     20,757    (208)    236,216      51,696
   Reinvested capital gains ....................         --      --          --          --
                                                   --------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     49,954    (210)    183,236    (202,222)
                                                   --------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      2,677      --     157,672     167,283
   Transfers between funds .....................    578,694   3,249      62,506      64,696
   Surrenders (note 6) .........................    (32,076)     --     (73,926)   (105,465)
   Death benefits (note 4) .....................         --      --          --          --
   Policy loans (net of repayments) (note 5) ...   (132,577)     --      11,817      (7,769)
   Deductions for surrender charges (note 2d) ..     (1,834)     --      (4,228)     (6,466)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      2,733     (28)    (79,351)    (80,599)
   Asset charges (note 3):
      MSP contracts ............................         --      --        (669)       (760)
      LSFP contracts ...........................        (23)     --        (604)       (657)
                                                   --------   -----   ---------   ---------
         Net equity transactions ...............    417,594   3,221      73,217      30,263
                                                   --------   -----   ---------   ---------

Net change in contract owners' equity ..........    467,548   3,011     256,453    (171,959)
Contract owners' equity beginning
   of period ...................................     80,915      --   2,253,876   2,628,238
                                                   --------   -----   ---------   ---------
Contract owners' equity end of period ..........    548,463   3,011   2,510,329   2,456,279
                                                   ========   =====   =========   =========

CHANGES IN UNITS:
   Beginning units .............................      9,894      --     440,390     428,785
                                                   --------   -----   ---------   ---------
   Units purchased .............................     60,299     345      46,606      54,818
   Units redeemed ..............................    (17,226)     (3)    (33,731)    (50,892)
                                                   --------   -----   ---------   ---------
   Ending units ................................     52,967     342     453,265     432,711
                                                   ========   =====   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          JanGITech               JanIntGro
                                                   ----------------------   ---------------------
                                                      2003        2002        2003        2002
                                                   ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ................   $   (3,459)     (5,468)      7,178      (2,132)
   Realized gain (loss) on investments .........     (251,713)    (91,434)      2,535     (52,226)
   Change in unrealized gain (loss)
      on investments ...........................      429,860    (429,139)     74,279    (143,252)
   Reinvested capital gains ....................           --          --          --          --
                                                   ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      174,688    (526,041)     83,992    (197,610)
                                                   ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      102,465     131,177     195,658     110,316
   Transfers between funds .....................      125,614    (218,951)    (40,413)    887,468
   Surrenders (note 6) .........................      (32,148)   (121,466)   (109,497)    (80,115)
   Death benefits (note 4) .....................           --          --          --      (2,290)
   Policy loans (net of repayments) (note 5) ...       (6,451)     20,275      (6,235)      8,220
   Deductions for surrender charges (note 2d) ..       (1,839)     (7,447)     (6,262)     (4,912)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (72,983)    (43,200)    (45,396)    (54,216)
   Asset charges (note 3):
      MSP contracts ............................         (377)       (548)       (335)       (472)
      LSFP contracts ...........................         (306)       (318)       (455)       (569)
                                                   ----------   ---------   ---------   ---------
         Net equity transactions ...............      113,975    (240,478)    (12,935)    863,430
                                                   ----------   ---------   ---------   ---------

Net change in contract owners' equity ..........      288,663    (766,519)     71,057     665,820
Contract owners' equity beginning
   of period ...................................      879,767   1,884,814   1,481,877   1,951,169
                                                   ----------   ---------   ---------   ---------
Contract owners' equity end of period ..........   $1,168,430   1,118,295   1,552,934   2,616,989
                                                   ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................      357,176     449,115     334,648     324,749
                                                   ----------   ---------   ---------   ---------
   Units purchased .............................       83,737     (13,425)     34,607     183,703
   Units redeemed ..............................      (38,485)    (55,781)    (38,301)    (10,381)
                                                   ----------   ---------   ---------   ---------
   Ending units ................................      402,428     379,909     330,954     498,071
                                                   ==========   =========   =========   =========

                                                    JanRsLgCpCr         MGVITMultiSec
                                                   --------------   -------------------
                                                    2003    2002      2003        2002
                                                   ------  ------   ---------   -------
Investment activity:
   Net investment income (loss) ................       --    --        40,023    16,973
   Realized gain (loss) on investments .........       --    --        75,939     2,108
   Change in unrealized gain (loss)
      on investments ...........................      (24)   --           452   (10,232)
   Reinvested capital gains ....................       --    --            --        --
                                                    -----   ---     ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      (24)   --       116,414     8,849
                                                    -----   ---     ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       --    --        75,698    23,513
   Transfers between funds .....................    1,328    --        70,319    56,066
   Surrenders (note 6) .........................       --    --       (80,123)  (12,428)
   Death benefits (note 4) .....................       --    --            --        --
   Policy loans (net of repayments) (note 5) ...       --    --         5,598    (1,370)
   Deductions for surrender charges (note 2d) ..       --    --        (4,582)     (762)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................        1    --       (32,664)  (10,615)
   Asset charges (note 3):
      MSP contracts ............................       --    --          (373)     (177)
      LSFP contracts ...........................       --    --          (390)      (51)
                                                    -----   ---     ---------   -------
         Net equity transactions ...............    1,329    --        33,483    54,176
                                                    -----   ---     ---------   -------

Net change in contract owners' equity ..........    1,305    --       149,897    63,025
Contract owners' equity beginning
   of period ...................................       --    --     1,348,659   624,691
                                                    -----   ---     ---------   -------
Contract owners' equity end of period ..........    1,305    --     1,498,556   687,716
                                                    =====   ===     =========   =======

CHANGES IN UNITS:
   Beginning units .............................       --    --       117,430    57,879
                                                    -----   ---     ---------   -------
   Units purchased .............................      123    --        30,274     4,783
   Units redeemed ..............................       --    --       (26,163)     (120)
                                                    -----   ---     ---------   -------
   Ending units ................................      123    --       121,541    62,542
                                                    =====   ===     =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    MFSVITInvGrwI        NBAMTBal        NBAMTFas             NBAMTGro
                                                   ---------------   ---------------  -------------  -----------------------
                                                    2003     2002     2003     2002    2003   2002      2003         2002
                                                   ------   ------   ------   ------  -----  ------  ----------   ----------
Investment activity:
   Net investment income (loss) ................   $   --     --       (189)   1,049    (13)   --       (52,201)     (73,036)
   Realized gain (loss) on investments .........       --     --       (261)     (70)   484    --    (1,816,010)  (2,731,368)
   Change in unrealized gain (loss)
      on investments ...........................      (23)    --      3,876   (5,265)    --    --     3,642,785   (1,528,126)
   Reinvested capital gains ....................       --     --         --       --     --    --            --           --
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      (23)    --      3,426   (4,286)   471    --     1,774,574   (4,332,530)
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       --     --        647      423     --    --       851,887    1,151,862
   Transfers between funds .....................    1,328     --      5,392   37,230    254    --       100,624   (3,210,445)
   Surrenders (note 6) .........................       --     --         --       --   (641)   --    (1,197,804)    (402,065)
   Death benefits (note 4) .....................       --     --         --       --     --    --       (16,319)     (29,924)
   Policy loans (net of repayments) (note 5) ...       --     --         21       21     --    --       733,940     (108,923)
   Deductions for surrender charges (note 2d) ..       --     --         --       --    (37)   --       (68,506)     (24,650)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................        4     --     (1,092)    (732)   (47)   --      (631,417)    (564,898)
   Asset charges (note 3):
      MSP contracts ............................       --     --         --       --     --    --        (1,082)      (4,696)
      LSFP contracts ...........................       --     --         --       --     --    --        (2,531)      (3,523)
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------
         Net equity transactions ...............    1,332     --      4,968   36,942   (471)   --      (231,208)  (3,197,262)
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------

Net change in contract owners' equity ..........    1,309     --      8,394   32,656     --    --     1,543,366   (7,529,792)
Contract owners' equity beginning
   of period ...................................       --     --     46,040   14,268     --    --    12,997,531   23,714,762
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------
Contract owners' equity end of period ..........   $1,309     --     54,434   46,924     --    --    14,540,897   16,184,970
                                                   ======    ===     ======   ======   ====   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................       --     --      2,497      636     --    --       866,555    1,114,641
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------
   Units purchased .............................      123     --        309    1,764      4    --        84,378       12,237
   Units redeemed ..............................       --     --        (60)     (35)    (4)   --       (99,825)    (185,096)
                                                   ------    ---     ------   ------   ----   ---    ----------   ----------
   Ending units ................................      123     --      2,746    2,365     --    --       851,108      941,782
                                                   ======    ===     ======   ======   ====   ===    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         NBAMTGuard                NBAMTLMat
                                                   ----------------------   ----------------------
                                                      2003        2002         2003         2002
                                                   ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ................   $   (5,675)      8,384      (25,850)    264,424
   Realized gain (loss) on investments .........     (300,250)    (84,123)      21,972     (11,686)
   Change in unrealized gain (loss)
      on investments ...........................      526,375    (216,009)     107,092    (159,987)
   Reinvested capital gains ....................           --          --           --          --
                                                   ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      220,450    (291,748)     103,214      92,751
                                                   ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       83,006     169,055      215,039     193,222
   Transfers between funds .....................      129,122     (88,140)     376,043   1,485,359
   Surrenders (note 6) .........................      (47,070)    (28,778)  (1,200,851)   (295,292)
   Death benefits (note 4) .....................           --          --         (397)    (23,504)
   Policy loans (net of repayments) (note 5) ...       (7,424)    (10,118)     640,512      55,146
   Deductions for surrender charges (note 2d) ..       (2,692)     (1,764)     (68,680)    (18,104)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (49,802)    (55,741)    (165,902)   (108,598)
   Asset charges (note 3):
      MSP contracts ............................         (526)       (917)      (3,557)     (2,769)
      LSFP contracts ...........................         (832)       (974)        (816)       (602)
                                                   ----------   ---------   ----------   ---------
         Net equity transactions ...............      103,782     (17,377)    (208,609)  1,284,858
                                                   ----------   ---------   ----------   ---------

Net change in contract owners' equity ..........      324,232    (309,125)    (105,395)  1,377,609
Contract owners' equity beginning
   of period ...................................    1,605,837   2,584,522    6,741,521   4,952,976
                                                   ----------   ---------   ----------   ---------
Contract owners' equity end of period ..........   $1,930,069   2,275,397    6,636,126   6,330,585
                                                   ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .............................      210,005     247,137      390,323     298,490
                                                   ----------   ---------   ----------   ---------
   Units purchased .............................       27,525       7,648       41,572     107,909
   Units redeemed ..............................      (15,389)     (9,061)     (54,995)    (31,597)
                                                   ----------   ---------   ----------   ---------
   Ending units ................................      222,141     245,724      376,900     374,802
                                                   ==========   =========   ==========   =========

                                                      NBAMTMCGr            NBAMTPart
                                                   --------------   -----------------------
                                                    2003    2002       2003         2002
                                                   ------  ------   ----------   ----------
Investment activity:
   Net investment income (loss) ................       (1)   --        (59,129)      28,973
   Realized gain (loss) on investments .........        3    --     (1,245,187)    (541,550)
   Change in unrealized gain (loss)
      on investments ...........................    1,413    --      4,149,848   (1,816,119)
   Reinvested capital gains ....................       --    --             --           --
                                                   ------   ----    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    1,415    --      2,845,532   (2,328,696)
                                                   ------   ----    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       46    --      1,015,885    1,302,590
   Transfers between funds .....................   26,485    --       (337,255)    (904,618)
   Surrenders (note 6) .........................       --    --     (1,270,570)    (492,999)
   Death benefits (note 4) .....................       --    --        (16,181)     (46,288)
   Policy loans (net of repayments) (note 5) ...       --    --        625,546      (83,490)
   Deductions for surrender charges (note 2d) ..       --    --        (72,668)     (30,225)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (90)   --       (598,356)    (620,764)
   Asset charges (note 3):
      MSP contracts ............................       --    --         (4,998)      (7,070)
      LSFP contracts ...........................      (33)   --         (6,742)      (7,469)
                                                   ------   ----    ----------   ----------
         Net equity transactions ...............   26,408    --       (665,339)    (890,333)
                                                   ------   ----    ----------   ----------

Net change in contract owners' equity ..........   27,823    --      2,180,193   (3,219,029)
Contract owners' equity beginning
   of period ...................................       --    --     16,750,853   23,648,159
                                                   ------   ----    ----------   ----------
Contract owners' equity end of period ..........   27,823    --     18,931,046   20,429,130
                                                   ======   ====    ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................       --    --        990,334    1,050,337
                                                   ------   ----    ----------   ----------
   Units purchased .............................    2,587    --         69,423       59,963
   Units redeemed ..............................      (12)   --       (102,078)     (97,355)
                                                   ------   ----    ----------   ----------
   Ending units ................................    2,575    --        957,679    1,012,945
                                                   ======   ====    ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     NBAMTSocRe         OppAggGro
                                                   -------------   ---------------------
                                                    2003    2002     2003        2002
                                                   ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ................   $   (4)   --       (4,789)      3,705
   Realized gain (loss) on investments .........       --    --      128,810    (297,367)
   Change in unrealized gain (loss)
      on investments ...........................       33    --       61,671     (20,997)
   Reinvested capital gains ....................       --    --           --          --
                                                   ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       29    --      185,692    (314,659)
                                                   ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       --    --      137,859     148,956
   Transfers between funds .....................    5,727    --      (24,536)   (149,005)
   Surrenders (note 6) .........................       --    --      (41,203)    (95,373)
   Death benefits (note 4) .....................       --    --           --      (3,005)
   Policy loans (net of repayments) (note 5) ...       --    --        4,366     (16,747)
   Deductions for surrender charges (note 2d) ..       --    --       (2,356)     (5,847)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (17)   --      (67,370)    (57,689)
   Asset charges (note 3):
      MSP contracts ............................       --    --         (224)       (469)
      LSFP contracts ...........................       --    --            1         (82)
                                                   ------   ---    ---------   ---------
         Net equity transactions ...............    5,710    --        6,537    (179,261)
                                                   ------   ---    ---------   ---------

Net change in contract owners' equity ..........    5,739    --      192,229    (493,920)
Contract owners' equity beginning
   of period ...................................       --    --    1,158,339   1,793,749
                                                   ------   ---    ---------   ---------
Contract owners' equity end of period ..........   $5,739    --    1,350,568   1,299,829
                                                   ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units .............................       --    --      304,625     337,769
                                                   ------   ---    ---------   ---------
   Units purchased .............................      537    --       45,655      34,526
   Units redeemed ..............................       (2)   --      (36,674)    (75,246)
                                                   ------   ---    ---------   ---------
   Ending units ................................      535    --      313,606     297,049
                                                   ======   ===    =========   =========

                                                           OppBdFd                  OppCapAp
                                                   -----------------------   -----------------------
                                                      2003         2002         2003         2002
                                                   ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ................      728,195      933,747        3,745       31,746
   Realized gain (loss) on investments .........       63,191     (233,868)  (1,949,676)  (2,231,054)
   Change in unrealized gain (loss)
      on investments ...........................     (121,165)    (438,389)   3,276,197   (1,224,277)
   Reinvested capital gains                                --           --           --           --
                                                   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      670,221      261,490    1,330,266   (3,423,585)
                                                   ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      532,729      592,409      661,691      917,521
   Transfers between funds .....................      (18,733)     336,367      382,482      308,728
   Surrenders (note 6) .........................     (488,941)    (285,698)    (352,593)    (389,865)
   Death benefits (note 4) .....................      (14,915)     (51,845)      (7,722)      (3,010)
   Policy loans (net of repayments) (note 5) ...      (32,348)     (62,420)     (71,771)     (77,375)
   Deductions for surrender charges (note 2d) ..      (27,964)     (17,515)     (20,166)     (23,902)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (392,862)    (299,771)    (648,492)    (422,643)
   Asset charges (note 3):
      MSP contracts ............................       (4,277)      (5,110)      (2,200)      (3,721)
      LSFP contracts ...........................       (3,060)      (2,132)      (2,369)      (3,446)
                                                   ----------   ----------   ----------   ----------
         Net equity transactions ...............     (450,371)     204,285      (61,140)     302,287
                                                   ----------   ----------   ----------   ----------

Net change in contract owners' equity ..........      219,850      465,775    1,269,126   (3,121,298)
Contract owners' equity beginning
   of period ...................................   14,009,310   13,096,929   11,617,305   16,694,310
                                                   ----------   ----------   ----------   ----------
Contract owners' equity end of period ..........   14,229,160   13,562,704   12,886,431   13,573,012
                                                   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................      685,876      691,900    1,030,433    1,073,994
                                                   ----------   ----------   ----------   ----------
   Units purchased .............................       49,567       51,013       96,554       96,121
   Units redeemed ..............................      (70,681)     (39,276)    (106,492)     (84,916)
                                                   ----------   ----------   ----------   ----------
   Ending units ................................      664,762      703,637    1,020,495    1,085,199
                                                   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           OppGlSec             OppHiIncInt       OppMSGrInc        OppMaStSmCpI
                                                   ------------------------   --------------  -------------------   -------------
                                                      2003          2002       2003    2002     2003       2002      2003    2002
                                                   -----------   ----------   ------   -----  ---------   -------   ------   ----
Investment activity:
   Net investment income (loss) ................   $   110,324       37,535       (8)   --        7,424     2,889      (11)   --
   Realized gain (loss) on investments .........    (2,538,760)     250,417        5    --      (59,247)  (20,905)       3    --
   Change in unrealized gain (loss)
      on investments ...........................     5,057,244   (2,701,365)   1,541    --      161,722   (57,507)     310    --
   Reinvested capital gains ....................            --           --       --    --           --        --       --    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     2,628,808   (2,413,413)   1,538    --      109,899   (75,523)     302    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,112,140    1,309,186       18    --       51,310    43,098       18    --
   Transfers between funds .....................      (205,600)    (768,577)  73,888    --      113,872   153,761   18,867    --
   Surrenders (note 6) .........................      (790,373)    (779,829)      --    --      (43,267)   (5,714)      --    --
   Death benefits (note 4) .....................       (37,079)     (31,780)      --    --           --        --       --    --
   Policy loans (net of repayments) (note 5) ...        17,944      (97,581)      --    --        3,264     3,976       --    --
   Deductions for surrender charges (note 2d) ..       (45,204)     (47,809)      --    --       (2,475)     (350)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (777,243)    (733,977)    (137)   --      (25,462)  (18,635)     (91)   --
   Asset charges (note 3):
      MSP contracts ............................        (4,359)      (6,468)     (46)   --         (552)     (360)      --    --
      LSFP contracts ...........................        (3,199)      (3,777)      --    --         (349)     (426)      --    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---
         Net equity transactions ...............      (732,973)  (1,160,612)  73,723    --       96,341   175,350   18,794    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---

Net change in contract owners' equity ..........     1,895,835   (3,574,025)  75,261    --      206,240    99,827   19,096    --
Contract owners' equity beginning
   of period ...................................    23,978,747   33,331,326       --    --    1,000,092   855,113       --    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---
Contract owners' equity end of period ..........   $25,874,582   29,757,301   75,261    --    1,206,332   954,940   19,096    --
                                                   ===========   ==========   ======   ===    =========   =======   ======   ===

CHANGES IN UNITS:
   Beginning units .............................     1,190,779    1,278,705       --    --      154,096   106,340       --    --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---
   Units purchased .............................        72,188       55,881    7,291    --       31,197    25,438    1,722    --
   Units redeemed ..............................      (108,320)     (99,124)     (18)   --      (16,183)   (3,607)      (8)   --
                                                   -----------   ----------   ------   ---    ---------   -------   ------   ---
   Ending units ................................     1,154,647    1,235,462    7,273    --      169,110   128,171    1,714    --
                                                   ===========   ==========   ======   ===    =========   =======   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          OppMultStr           PUTVTGrIncIB     PUTVTIntlEqIB      PUTVTVoyIB
                                                   ------------------------   --------------   ---------------   -------------
                                                      2003          2002       2003    2002     2003     2002     2003   2002
                                                   -----------   ----------   ------  ------   ------   ------   ------  -----
Investment activity:
   Net investment income (loss) ................   $   331,035      426,440       --    --        --      --        (1)   --
   Realized gain (loss) on investments .........      (118,817)    (182,363)      --    --        --      --        --    --
   Change in unrealized gain (loss)
      on investments ...........................     1,113,465   (1,514,156)     (24)   --       (48)     --       (39)   --
   Reinvested capital gains                                 --      200,398       --    --        --      --        --    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     1,325,683   (1,069,681)     (24)   --       (48)     --       (40)   --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       565,555      666,244       --    --        --      --        --    --
   Transfers between funds .....................       (10,897)     300,674    1,328    --     1,393      --     2,554    --
   Surrenders (note 6) .........................      (289,509)    (466,024)      --    --        --      --        --    --
   Death benefits (note 4) .....................        (8,892)    (168,251)      --    --        --      --        --    --
   Policy loans (net of repayments) (note 5) ...       (16,180)     (76,779)      --    --        --      --        --    --
   Deductions for surrender charges (note 2d) ..       (16,558)     (28,571)      --    --        --      --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (374,950)    (343,803)      (1)   --        (5)     --        (1)   --
   Asset charges (note 3):
      MSP contracts ............................        (3,894)      (4,315)      --    --        --      --        --    --
      LSFP contracts ...........................        (1,603)      (1,559)      --    --        --      --        --    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---
         Net equity transactions ...............      (156,928)    (122,384)   1,327    --     1,388      --     2,553    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---

Net change in contract owners' equity ..........     1,168,755   (1,192,065)   1,303    --     1,340      --     2,513    --
Contract owners' equity beginning
   of period ...................................    12,259,254   14,587,018       --    --        --      --        --    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---
Contract owners' equity end of period ..........   $13,428,009   13,394,953    1,303    --     1,340      --     2,513    --
                                                   ===========   ==========    =====   ===     =====     ===     =====   ===

CHANGES IN UNITS:
   Beginning units .............................       543,407      574,816       --    --        --      --        --    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---
   Units purchased .............................        30,967       42,830      120    --       127      --       239    --
   Units redeemed ..............................       (38,276)     (47,523)      --    --        --      --        --    --
                                                   -----------   ----------    -----   ---     -----     ---     -----   ---
   Ending units ................................       536,098      570,123      120    --       127      --       239    --
                                                   ===========   ==========    =====   ===     =====     ===     =====   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         SGVITMdCpGr                StOpp2
                                                   ----------------------   -----------------------
                                                      2003        2002         2003         2002
                                                   ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................   $   (6,671)     (3,798)    (112,289)    (161,346)
   Realized gain (loss) on investments .........      179,222    (164,971)  (1,435,211)       7,623
   Change in unrealized gain (loss)
      on investments ...........................       16,156    (130,691)   5,845,591   (6,356,406)
   Reinvested capital gains ....................           --          --           --           --
                                                   ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      188,707    (299,460)   4,298,091   (6,510,129)
                                                   ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      198,098      81,113    1,375,183    1,709,137
   Transfers between funds .....................      426,309     429,244     (819,703)    (921,611)
   Surrenders (note 6) .........................      (95,887)    (26,266)  (1,128,122)    (856,399)
   Death benefits (note 4) .....................           --      (3,297)     (37,183)     (52,056)
   Policy loans (net of repayments) (note 5) ...     (263,712)    (24,525)     118,503     (239,489)
   Deductions for surrender charges (note 2d) ..       (5,484)     (1,610)     (64,521)     (52,504)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      676,969     (32,013)    (851,760)    (978,756)
   Asset charges (note 3):
      MSP contracts ............................         (185)         --       (2,679)          --
      LSFP contracts ...........................         (280)         --       (2,826)          --
                                                   ----------   ---------   ----------   ----------
         Net equity transactions ...............      935,828     422,646   (1,413,108)  (1,391,678)
                                                   ----------   ---------   ----------   ----------

Net change in contract owners' equity ..........    1,124,535     123,186    2,884,983   (7,901,807)
Contract owners' equity beginning
   of period ...................................    1,178,178     925,125   28,600,889   43,130,976
                                                   ----------   ---------   ----------   ----------
Contract owners' equity end of period ..........   $2,302,713   1,048,311   31,485,872   35,229,169
                                                   ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................      335,821     164,872    1,014,316    1,109,407
                                                   ----------   ---------   ----------   ----------
   Units purchased .............................      343,440      98,503       61,676       28,221
   Units redeemed ..............................     (140,954)    (17,466)    (111,302)     (62,905)
                                                   ----------   ---------   ----------   ----------
   Ending units ................................      538,307     245,909      964,690    1,074,723
                                                   ==========   =========   ==========   ==========

                                                          StDisc2                StIntStk2
                                                   ---------------------   ----------------------
                                                     2003         2002        2003        2002
                                                   ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ................     (23,047)    (27,740)      21,094      70,500
   Realized gain (loss) on investments .........     (39,659)    (43,174)     (57,620)   (311,189)
   Change in unrealized gain (loss)
      on investments ...........................     760,846    (277,306)      (7,327)     94,523
   Reinvested capital gains ....................          --          --           --          --
                                                   ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     698,140    (348,220)     (43,853)   (146,166)
                                                   ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     255,419     300,075       33,352     130,281
   Transfers between funds .....................     (93,572)     81,040   (1,543,340)    (14,902)
   Surrenders (note 6) .........................    (198,147)   (242,166)     (27,809)    (97,505)
   Death benefits (note 4) .....................     (13,590)        (10)        (570)     (3,476)
   Policy loans (net of repayments) (note 5) ...       8,726      77,784          450      13,659
   Deductions for surrender charges (note 2d) ..     (11,333)    (14,847)      (1,590)     (5,978)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (166,731)   (165,046)     (16,562)    (58,904)
   Asset charges (note 3):
      MSP contracts ............................        (735)         --          (75)         --
      LSFP contracts ...........................        (298)         --         (295)         --
                                                   ---------   ---------   ----------   ---------
         Net equity transactions ...............    (220,261)     36,830   (1,556,439)    (36,825)
                                                   ---------   ---------   ----------   ---------

Net change in contract owners' equity ..........     477,879    (311,390)  (1,600,292)   (182,991)
Contract owners' equity beginning
   of period ...................................   5,757,577   6,864,441    1,600,292   2,291,785
                                                   ---------   ---------   ----------   ---------
Contract owners' equity end of period ..........   6,235,456   6,553,051           --   2,108,794
                                                   =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .............................     313,582     327,117      285,304     297,754
                                                   ---------   ---------   ----------   ---------
   Units purchased .............................      22,712      19,724      102,663      18,834
   Units redeemed ..............................     (34,984)    (19,428)    (387,967)    (24,289)
                                                   ---------   ---------   ----------   ---------
   Ending units ................................     301,310     327,413           --     292,299
                                                   =========   =========   ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        TurnGVITGro             VEWrldBd
                                                   -------------------   ---------------------
                                                     2003       2002       2003        2002
                                                   --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ................   $ (1,389)      (808)     65,652     (10,165)
   Realized gain (loss) on investments .........    (11,021)   (91,891)    471,489     129,520
   Change in unrealized gain (loss)
      on investments ...........................     85,920    (37,487)    (57,872)    121,514
   Reinvested capital gains ....................         --         --          --          --
                                                   --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     73,510   (130,186)    479,269     240,869
                                                   --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     15,565     15,846     195,717      71,573
   Transfers between funds .....................    393,608     34,952     448,768     684,563
   Surrenders (note 6) .........................    (13,655)      (497)   (221,067)    (74,247)
   Death benefits (note 4) .....................         --         --      (8,086)     (3,389)
   Policy loans (net of repayments) (note 5) ...        783        279     (12,040)     27,797
   Deductions for surrender charges (note 2d) ..       (781)       (30)    (12,643)     (4,552)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (12,683)    18,096    (144,759)    (49,861)
   Asset charges (note 3):
      MSP contracts ............................        (95)        --      (1,187)         --
      LSFP contracts ...........................       (185)        --      (1,239)         --
                                                   --------   --------   ---------   ---------
         Net equity transactions ...............    382,557     68,646     243,464     651,884
                                                   --------   --------   ---------   ---------

Net change in contract owners' equity ..........    456,067    (61,540)    722,733     892,753
Contract owners' equity beginning
   of period ...................................    208,618    203,826   4,601,070   2,245,571
                                                   --------   --------   ---------   ---------
Contract owners' equity end of period ..........   $664,685    142,286   5,323,803   3,138,324
                                                   ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................     96,110     53,240     291,343     170,193
                                                   --------   --------   ---------   ---------
   Units purchased .............................    166,489      6,388      41,206      54,617
   Units redeemed ..............................    (11,719)    (2,106)    (26,274)     (8,184)
                                                   --------   --------   ---------   ---------
   Ending units ................................    250,880     57,522     306,275     216,626
                                                   ========   ========   =========   =========

                                                         VEWrldEMkt              VEWrldHAs
                                                   ---------------------   ---------------------
                                                     2003        2002        2003        2002
                                                   ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ................      (7,303)     (9,359)      5,835      10,707
   Realized gain (loss) on investments .........     333,053     555,030     277,811     384,355
   Change in unrealized gain (loss)
      on investments ...........................      39,468    (429,627)    (38,681)   (120,504)
   Reinvested capital gains ....................          --          --          --          --
                                                   ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     365,218     116,044     244,965     274,558
                                                   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     402,009     201,467     174,983     143,087
   Transfers between funds .....................    (336,763)  1,507,675    (819,533)    658,288
   Surrenders (note 6) .........................    (293,052)   (130,445)   (117,729)    (52,402)
   Death benefits (note 4) .....................      (7,825)     (2,468)       (904)     (7,889)
   Policy loans (net of repayments) (note 5) ...     135,543       3,938     (42,269)    (54,845)
   Deductions for surrender charges (note 2d) ..     (16,760)     (7,997)     (6,733)     (3,213)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (109,554)   (113,229)   (111,024)   (102,991)
   Asset charges (note 3):
      MSP contracts ............................      (1,074)         --      (1,129)         --
      LSFP contracts ...........................      (1,590)         --        (449)         --
                                                   ---------   ---------   ---------   ---------
         Net equity transactions ...............    (229,066)  1,458,941    (924,787)    580,035
                                                   ---------   ---------   ---------   ---------

Net change in contract owners' equity ..........     136,152   1,574,985    (679,822)    854,593
Contract owners' equity beginning
   of period ...................................   3,809,216   3,614,378   4,465,156   3,298,337
                                                   ---------   ---------   ---------   ---------
Contract owners' equity end of period ..........   3,945,368   5,189,363   3,785,334   4,152,930
                                                   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................     609,125     558,293     345,490     247,470
                                                   ---------   ---------   ---------   ---------
   Units purchased .............................      65,573     201,559      32,033      44,862
   Units redeemed ..............................    (101,511)     (6,241)    (93,209)     (1,894)
                                                   ---------   ---------   ---------   ---------
   Ending units ................................     573,187     753,611     284,314     290,438
                                                   =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           VKEmMkt                VKUSRealEst
                                                   ----------------------   -----------------------
                                                      2003        2002         2003         2002
                                                   ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................   $   (6,726)     (5,023)     (36,374)     (37,573)
   Realized gain (loss) on investments .........      221,755      19,465      (42,001)     116,274
   Change in unrealized gain (loss)
      on investments ...........................      101,439     (17,695)   1,322,803      847,863
   Reinvested capital gains ....................           --          --           --           --
                                                   ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      316,468      (3,253)   1,244,428      926,564
                                                   ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      140,755      41,687      440,305      414,483
   Transfers between funds .....................    1,452,640     307,862     (409,370)   1,842,953
   Surrenders (note 6) .........................      (41,899)    (32,728)    (327,592)    (230,981)
   Death benefits (note 4) .....................           --          --      (13,234)      (6,169)
   Policy loans (net of repayments) (note 5) ...      (15,943)    (44,902)      34,575      (89,337)
   Deductions for surrender charges (note 2d) ..       (2,396)     (2,006)     (18,736)     (14,161)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (51,901)    (30,107)    (293,227)    (255,651)
   Asset charges (note 3):
      MSP contracts ............................         (760)         --       (2,273)          --
      LSFP contracts ...........................       (1,428)         --       (2,100)          --
                                                   ----------   ---------   ----------   ----------
         Net equity transactions ...............    1,479,068     239,806     (591,652)   1,661,137
                                                   ----------   ---------   ----------   ----------

Net change in contract owners' equity ..........    1,795,536     236,553      652,776    2,587,701
Contract owners' equity beginning
   of period ...................................    1,468,419   1,275,908    9,666,432    8,867,642
                                                   ----------   ---------   ----------   ----------
Contract owners' equity end of period ..........   $3,263,955   1,512,461   10,319,208   11,455,343
                                                   ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................      123,689     116,821      469,840      425,269
                                                   ----------   ---------   ----------   ----------
   Units purchased .............................      120,101      29,996       33,993       99,945
   Units redeemed ..............................       (7,742)     (7,573)     (62,469)     (25,614)
                                                   ----------   ---------   ----------   ----------
   Ending units ................................      236,048     139,244      441,364      499,600
                                                   ==========   =========   ==========   ==========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:
               Funds of the AIM Variable Insurance Fund (AIMVIF);
                    AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
                       (AIMCapAp)
                    AIM VIF Basic Value Fund - Series I (AIMBVF)
                    *AIM VIF Capital Development Fund - Series I (AIMCDF)
               Alliance Bernstein VPS Small Cap Value Portfolio - Class A
                  (AllSmCpVal)
               Alliance VPS Growth & Income Portfolio - Class A (AllGroInc) Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                    American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                       (ACVPCapAp)
                    American Century VP Income & Growth Fund - Class I
                       (ACVPIncGr)
                    American Century VP Inflation Protection Fund - Class II
                       (ACVPInfPr)
                    American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra) American Century VP Value Fund - Class I (ACVPVal)
               Comstock GVIT Value Fund - Class I (ComGVITVal)
               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                       (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                       (CSIntEq)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                    Dreyfus GVIT International Value Fund - Class I (DryIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                   *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                       (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)
               Dreyfus Stock Index Fund (DryStkIx)
               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                       (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                       (DryDevLeadI)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                       (DryVIFGrInc)
               Portfolios of Federated Insurance Series;
                    Federated American Leaders Fund II - Primary Shares
                       (FedAmLdII)
                    Federated Capital Appreciation Fund II - Primary Shares
                       (FedCpApII)
                    Federated GVIT High Income Bond Fund - Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                       (FidVIPEI)
                    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                       (FidVIPHI)
                    Fidelity(R) VIP - Overseas Portfolio: Initial Class
                       (FidVIPOv)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                       (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                       (FidVIPCon)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                       Service Class (FidVIPInvGrB)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                       Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                       (FidVIPMCap)
                    Fidelity(R) VIP III - Value Strategies Portfolio: Service
                       Class (FidVIPValStS)
               Funds of the Franklin Templeton Variable Insurance Products
                  (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends
                       Securities Fund - Class I (FTVIPFRDiv)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities
                       Fund - Class I (FTVIPSmCpVal)
                    Franklin Templeton VIPT - Templeton Foreign Securities
                       Fund - Class I (FTVIPFS)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                       (GVITGlFin)
                    Gartmore GVIT Global Health Sciences Fund - Class I
                       (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                       (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                    Gartmore GVIT ID (Investor Destinations) Aggressive Fund
                       (GVITIDAgg)
                    Gartmore GVIT ID (Investor Destinations) Conservative Fund
                       (GVITIDCon)
                    Gartmore GVIT ID (Investor Destinations) Moderate Fund
                       (GVITIDMod)
                    Gartmore GVIT ID (Investor Destinations) Moderately
                       Aggressive Fund (GVITIDModAgg)
                    Gartmore GVIT ID (Investor Destinations) Moderately
                       Conservative Fund (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                       (GVITIntGro)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                       (GVITLead)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Capital Appreciation Portfolio - Service Shares
                       (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares
                       (JanGITech)
                    Janus AS - International Growth Portfolio - Service Shares
                       (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                       Shares (JanRsLgCpCr)
               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)
               MFS VIT - MFS Investors Growth Stock Series - Initial Class
                  (MFSVITInvGrwI)
               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
                   *Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas)
                    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                       (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
                       (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                       (NBAMTSocRe)

               Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                       (OppAggGro)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                       (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                       (OppGlSec)
                    Oppenheimer High Income Fund/VA - Initial Class
                       (OppHiIncInt)
                    Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                       Class (OppMSGrInc)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                       (OppMaStSmCpI)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class
                       (OppMultStr)
               Funds of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares
                       (PUTVTIntlEqIB)
                    Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)
               Strong Opportunity Fund II, Inc. (StOpp2)
               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)
               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)
               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                  UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At June 30, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year
                       ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.80% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

     The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2003:

                                                Total   AIMCapAp   AIMBVF   AIMCDF   AllSmCpVal
                                           ----------   --------   ------   ------   ----------
     Single Premium contracts issued
        prior to April 16,1990 .........   $    2,760      --        --        --        --
     Single Premium contracts issued
        on or after April 16, 1990 .....      445,913      --        --        --        --
     Multiple Payment and Flexible
        Premium contracts ..............    2,308,827      21         4        10         1
                                           ----------     ---       ---       ---       ---
           Total .......................   $2,757,500      21         4        10         1
                                           ==========     ===       ===       ===       ===

                                           AllGroInc   ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInfPr
                                           ---------   -------   ---------   ---------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........      $--           --        156          --       --
     Single Premium contracts issued
        on or after April 16, 1990 .....       --        4,171      7,452       1,087       --
     Multiple Payment and Flexible
        Premium contracts ..............        1       14,403     35,995       9,432       12
                                              ----      ------     ------      ------      ----
           Total .......................      $ 1       18,574     43,603      10,519       12
                                              ====      ======     ======      ======      ====

                                           ACVPInt   ACVPUltra   ACVPVal   ComGVITVal   CSGPVen
                                           -------   ---------   -------   ----------   -------
     Single Premium contracts issued
        prior to April 16,1990 .........   $    --       --           --       --           --
     Single Premium contracts issued
        on or after April 16, 1990 .....     4,429       56        9,625       --          226
     Multiple Payment and Flexible
        Premium contracts ..............    31,305      695       30,066        2        2,278
                                           -------     ----       ------      ----       -----
           Total .......................   $35,734      751       39,691        2        2,504
                                           =======     ====       ======      ====       =====

                                           CSIntEq   CSSmCapGr   DryIntVal   DryMidCapIx   DryEuroEq
                                           -------   ---------   ---------   -----------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........   $    --         --        --            --          --
     Single Premium contracts issued
        on or after April 16, 1990 .....     2,482      3,740        --         2,908          --
     Multiple Payment and Flexible
        Premium contracts ..............    14,937     35,066        18        11,989          --
                                           --------    ------       ---        ------         ---
           Total .......................   $17,419     38,806        18        14,897          --
                                           ========    ======       ===        ======         ===

                                           DrySmCapIxS   DrySRGro   DryStkIx   DryVIFApp   DryDevLeadI
                                           -----------   --------   --------   ---------   -----------
     Single Premium contracts issued
        prior to April 16,1990 .........       $ --           --          57         --         --
     Single Premium contracts issued
        on or after April 16, 1990 .....        348        1,324      21,771      4,962         --
     Multiple Payment and Flexible
        Premium contracts ..............        473       30,215     208,510     15,987          2
                                               ----       ------     -------     ------        ---
           Total .......................       $821       31,539     230,338     20,949          2
                                               ====       ======     =======     ======        ===

                                           DryVIFGrInc   FedAmLdII   FedCpApII   FGVITHiInc   FedQualBd
                                           -----------   ---------   ---------   ----------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........      $   --        --           --          --            --
     Single Premium contracts issued
        on or after April 16, 1990 .....         793        --           --          --         1,009
     Multiple Payment and Flexible
        Premium contracts ..............       5,850        --           --          26         6,142
                                              ------       ---          ---         ---         -----
           Total .......................      $6,643        --           --          26         7,151
                                              ======       ===          ===         ===         =====

                                           FidVIPEI   FidVIPGr   FidVIPHI   FidVIPOv   FidVIPAM
                                           --------   --------   --------   --------   --------
     Single Premium contracts issued
        prior to April 16,1990 .........   $    256        286       234         95         75
     Single Premium contracts issued
        on or after April 16, 1990 .....     44,546     41,384    20,623      9,458     26,930
     Multiple Payment and Flexible
        Premium contracts ..............    183,335    255,154    64,392     37,935     68,398
                                           --------    -------    ------     ------     ------
           Total .......................   $228,137    296,824    85,249     47,488     95,403
                                           ========    =======    ======     ======     ======

                                           FidVIPCon   FidVIPInvGrB   FidVIPGrOp   FidVIPValStS   FidVIPMCap
                                           ---------   ------------   ----------   ------------   ----------
     Single Premium contracts issued
        prior to April 16,1990 .........    $     --        --              23          --            --
     Single Premium contracts issued
        on or after April 16, 1990 .....      23,816        --             684         177            --
     Multiple Payment and Flexible
        Premium contracts ..............     141,644         5          10,521         749            15
                                            --------       ---          ------         ---           ---
           Total .......................    $165,460         5          11,228         926            15
                                            ========       ===          ======         ===           ===

                                           FTVIPFRDiv   FTVIPSmCpVal   FTVIPFS   GVITEmMrkts   GVITGIFin
                                           ----------   ------------   -------   -----------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........       $--           --          --           --           --
     Single Premium contracts issued
        on or after April 16, 1990 .....        --           --          --           67          183
     Multiple Payment and Flexible
        Premium contracts ..............        33           15          32          789          219
                                              ----          ---         ---          ---          ---
           Total .......................       $33           15          32          856          402
                                              ====          ===         ===          ===          ===

                                           GVITGIHlth   GVITGITech   GVITGlUtl   GVITGvtBd   GVITGrowth
                                           ----------   ----------   ---------   ---------   ----------
     Single Premium contracts issued
        prior to April 16,1990 .........     $   --           --         --            90          --
     Single Premium contracts issued
        on or after April 16, 1990 .....      1,427           93        115        31,916       2,286
     Multiple Payment and Flexible
        Premium contracts ..............        576        1,039        108        57,253      48,581
                                             ------        -----        ---        ------      ------
           Total .......................     $2,003        1,132        223        89,259      50,867
                                             ======        =====        ===        ======      ======

                                           GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                           ---------   ---------   ---------   ------------   ------------
     Single Premium contracts issued
        prior to April 16,1990 .........      $ --          --           --           --            --
     Single Premium contracts issued
        on or after April 16, 1990 .....        --          --            9           --             5
     Multiple Payment and Flexible
        Premium contracts ..............       724       1,292        3,293        3,563         1,341
                                              ----       -----        -----        -----         -----
           Total .......................      $724       1,292        3,302        3,563         1,346
                                              ====       =====        =====        =====         =====

                                           GVITIntGro   GVITMyMkt   GVITLead   GVITSmCapGr   GVITSmCapVal
                                           ----------   ---------   --------   -----------   ------------
     Single Premium contracts issued
        prior to April 16,1990 .........      $ --           334        --           --             50
     Single Premium contracts issued
        on or after April 16, 1990 .....        95        56,506         2          314          6,833
     Multiple Payment and Flexible
        Premium contracts ..............       114       112,058       281        3,544         25,317
                                             -----       -------      ----       ------        -------
           Total .......................      $209       168,898       283        3,858         32,200
                                             =====       =======      ====       ======        =======

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                           GVITSmComp   GVITTotRt   GVITUSGro   JanCapAp   JanGITech
                                           ----------   ---------   ---------   --------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........     $    36          43        --           --         --
     Single Premium contracts issued
        on or after April 16, 1990 .....       4,564      11,842       160          384        498
     Multiple Payment and Flexible
        Premium contracts ..............      67,549     217,438       714        7,581      2,961
                                             -------     -------       ---        -----      -----
           Total .......................     $72,149     229,323       874        7,965      3,459
                                             =======     =======       ===        =====      =====

                                           JanIntGro   JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI   NBAMTBal
                                           ---------   -----------   -------------   -------------   --------
     Single Premium contracts issued
        prior to April 16,1990 .........     $   --         --              --            --            --
     Single Premium contracts issued
        on or after April 16, 1990 .....      1,641         --             976            --            --
     Multiple Payment and Flexible
        Premium contracts ..............      3,859         --           4,876            --           189
                                             ------        ---           -----           ---           ---
           Total .......................     $5,500         --           5,852            --           189
                                             ======        ===           =====           ===           ===

                                           NBAMTFas   NBAMTGro   NBAMTGuard   NBAMTLMat   NBAMTMCGr
                                           --------   --------   ----------   ---------   ---------
     Single Premium contracts issued
        prior to April 16,1990 .........      $--         143          --           99        --
     Single Premium contracts issued
        on or after April 16, 1990 .....       --       7,169         377        9,423        --
     Multiple Payment and Flexible
        Premium contracts ..............       13      44,889       5,298       16,328         1
                                              ---      ------       -----       ------       ---
           Total .......................      $13      52,201       5,675       25,850         1
                                              ===      ======       =====       ======       ===

                                           NBAMTPart   NBAMTSocRe   OppAggGro   OppBdFd   OppCapAp
                                           ---------   ----------   ---------   -------   --------
     Single Premium contracts issued
        prior to April 16,1990 .........    $    --        --            --          --        43
     Single Premium contracts issued
        on or after April 16, 1990 .....      4,899        --           349       9,543     5,925
     Multiple Payment and Flexible
        Premium contracts ..............     54,230         4         4,440      42,788    38,671
                                            -------       ---         -----      ------    ------
           Total .......................    $59,129         4         4,789      52,331    44,639
                                            =======       ===         =====      ======    ======

                                           OppGlSec   OppHiIncInt   OppMSGrInc   OppMaStSmCpI   OppMultStr
                                           --------   -----------   ----------   ------------   ----------
     Single Premium contracts issued
        prior to April 16,1990 .........    $    --        --             --          --               --
     Single Premium contracts issued
        on or after April 16, 1990 .....      9,114        --            573          --            9,238
     Multiple Payment and Flexible
        Premium contracts ..............     80,427         8          3,051          11           38,661
                                            -------       ---          -----         ---           ------
           Total .......................    $89,541         8          3,624          11           47,899
                                            =======       ===          =====         ===           ======

                                           PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB   SGVITMdCpGr   StOpp2
                                           ------------   -------------   ----------   -----------   -------
     Single Premium contracts issued
        prior to April 16,1990 .........        $--             --            --             --           34
     Single Premium contracts issued
        on or after April 16, 1990 .....         --             --            --            385       13,839
     Multiple Payment and Flexible
        Premium contracts ..............         --             --             1          6,286       98,416
                                                ---            ---           ---          -----      -------
           Total .......................        $--             --             1          6,671      112,289
                                                ===            ===           ===          =====      =======

                                           StDisc2   StIntStk2   TurnGVITGro   VEWrldBd   VEWrldEMkt
                                           -------   ---------   -----------   --------   ----------
     Single Premium contracts issued
        prior to April 16,1990 .........   $    --        --           --          382         127
     Single Premium contracts issued
        on or after April 16, 1990 .....     2,997       279          104        5,579         941
     Multiple Payment and Flexible
        Premium contracts ..............    20,050     1,272        1,285       15,193      10,853
                                           -------     -----        -----       ------      ------
           Total .......................   $23,047     1,551        1,389       21,154      11,921
                                           =======     =====        =====       ======      ======

                                           VEWrldHAs   VKEmMkt   VKUSRealEst
                                           ---------   -------   -----------
     Single Premium contracts issued
        prior to April 16,1990 .........    $    39       116          42
     Single Premium contracts issued
        on or after April 16, 1990 .....      3,422     1,568       6,272
     Multiple Payment and Flexible
        Premium contracts ..............     10,622     5,042      30,060
                                            -------     -----      ------
           Total .......................    $14,083     6,726      36,374
                                            =======     =====      ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $14,820,462 and $8,868,560 respectively, and total transfers from the Account to the fixed account were $14,763,767 and $14,192,287, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2003.

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last
        Survivor Flexible Premium contracts

        American Century VP Balanced
           Fund - Class I
           2003 ...............................     0.00%     41,858   $15.028804     $  629,076        2.66%        9.71%
           2002 ...............................     0.00%     46,315    14.217236        658,471        2.59%       -0.06%
           2001 ...............................     0.00%     48,216    15.444900        744,691        2.76%       -1.64%
           2000 ...............................     0.00%     47,420    16.328246        774,285        2.40%        1.23%
           1999 ...............................     0.00%     43,044    15.259861        656,845        1.85%        4.12%

        American Century VP Capital
           Appreciation Fund - Class I
           2003 ...............................     0.00%     81,065     9.340849        757,216        0.00%        6.43%
           2002 ...............................     0.00%    104,676    10.009120      1,047,715        0.00%       -0.10%
           2001 ...............................     0.00%    118,164    13.276196      1,568,768        0.00%      -14.25%
           2000 ...............................     0.00%    119,957    16.670308      1,999,720        0.00%       17.39%
           1999 ...............................     0.00%     57,027    10.018665        571,334        0.00%       16.08%

        American Century VP Income & Growth
           Fund - Class I
           2003 ...............................     0.00%     54,276     9.536995        517,630        1.39%       12.03%
           2002 ...............................     0.00%     52,619     9.470053        498,305        1.01%       -0.10%
           2001 ...............................     0.00%     48,345    11.081323        535,727        0.84%       -3.81%
           2000 ...............................     0.00%     59,764    12.427941        742,743        0.56%       -3.58%
           1999 ...............................     0.00%     75,882    11.986560        909,564        0.02%        9.76%

        American Century VP Inflation
           Protection Fund - Class II
           2003 ...............................     0.00%        503    10.253921          5,158        0.02%        2.54% 04/30/03

        American Century VP International
           Fund - Class I
           2003 ...............................     0.00%     98,262    12.258509      1,204,546        0.78%        4.95%
           2002 ...............................     0.00%    103,301    14.011596      1,447,412        0.74%       -0.04%
           2001 ...............................     0.00%    126,254    16.537895      2,087,975        0.09%      -20.15%
           2000 ...............................     0.00%    149,003    23.402561      3,487,052        0.56%       -6.01%
           1999 ...............................     0.00%    102,991    16.294312      1,678,167        0.02%        7.35%

        American Century VP Ultra
           Fund - Class I
           2003 ...............................     0.00%      9,055     8.968086         81,206        0.00%       11.56%

        American Century VP Value
           Fund - Class I
           2003 ...............................     0.00%     99,509    16.941478      1,685,830        1.14%        9.42%
           2002 ...............................     0.00%    109,514    17.025602      1,864,542        0.81%       -0.04%
           2001 ...............................     0.00%     75,899    16.837281      1,277,933        1.22%        7.21%
           2000 ...............................     0.00%     50,041    12.761585        638,602        1.15%       -4.00%
           1999 ...............................     0.00%     45,649    15.169848        692,488        0.92%       13.15%

        Credit Suisse Trust - Global
           Post-Venture Capital Portfolio
           2003 ...............................     0.00%     11,535     9.064192        104,555        0.00%       18.59%
           2002 ...............................     0.00%     11,620     9.971802        115,872        0.00%       -0.14%
           2001 ...............................     0.00%     19,342    13.076798        252,931        0.00%      -19.60%
           2000 ...............................     0.00%     19,146    21.065694        403,324        0.00%        4.98%
           1999 ...............................     0.00%      8,208    13.835438        113,561        0.00%       12.73%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International
           Focus Portfolio
           2003 ...............................     0.00%    117,138   $ 7.880748    $   923,135        0.00%        8.83%
           2002 ...............................     0.00%    116,785     8.899722      1,039,354        0.00%       -0.02%
           2001 ...............................     0.00%    120,894     9.777766      1,182,073        0.00%      -15.94%
           2000 ...............................     0.00%    119,654    14.323822      1,713,903        0.00%       -8.74%
           1999 ...............................     0.00%    122,336    10.937511      1,338,051        0.00%        6.92%

        Credit Suisse Trust - Small Cap
           Growth Portfolio
           2003 ...............................     0.00%    128,520    10.118181      1,300,389        0.00%       18.84%
           2002 ...............................     0.00%    148,964    10.054023      1,497,687        0.00%       -0.22%
           2001 ...............................     0.00%    175,688    13.215947      2,321,883        0.00%      -13.55%
           2000 ...............................     0.00%    190,573    19.117425      3,643,265        0.00%        2.40%
           1999 ...............................     0.00%    172,011    11.786201      2,027,356        0.00%        6.75%

        Dreyfus GVIT Mid Cap Index Fund -
           Class I
           2003 ...............................     0.00%     67,784     9.842833        667,187        0.23%       11.96%
           2002 ...............................     0.00%     57,282     9.995389        572,556        0.14%       -0.04%
           2001 ...............................     0.00%     27,429    10.586100        290,366        0.34%        0.66%
           2000 ...............................     0.00%        795     9.878967          7,854        0.32%       -1.21% 05/01/00

        Dreyfus IP - European Equity Portfolio
           2002 ...............................     0.00%        157     6.181671            971        0.00%       -0.08%
           2000 ...............................     0.00%        275     9.778327          2,689        0.00%       -2.22% 05/01/00

        Dreyfus IP - Small Cap Stock Index
           Portfolio - Service Class
           2003 ...............................     0.00%     15,334     8.644856        132,560        0.00%       12.63%

        Dreyfus Socially Responsible Growth
           Fund, Inc. - Initial Shares
           2003 ...............................     0.00%     54,380    13.043062        709,282        0.01%       10.27%
           2002 ...............................     0.00%     68,412    13.794889        943,736        0.01%       -0.17%
           2001 ...............................     0.00%     78,212    18.464812      1,444,170        0.01%      -14.12%
           2000 ...............................     0.00%     84,024    24.782180      2,082,298        0.02%        2.55%
           1999 ...............................     0.00%     69,241    20.950998      1,450,668        0.00%       12.77%

        Dreyfus Stock Index Fund
           2003 ...............................     0.00%    600,646    16.268864      9,771,828        0.75%       11.64%
           2002 ...............................     0.00%    593,396    16.269771      9,654,417        0.61%       -0.13%
           2001 ...............................     0.00%    609,261    19.912624     12,131,985        0.51%       -6.83%
           2000 ...............................     0.00%    586,479    23.430492     13,741,492        0.46%       -0.55%
           1999 ...............................     0.00%    582,226    21.906606     12,754,596        0.57%       12.14%

        Dreyfus VIF - Appreciation Portfolio -
           Initial Shares
           2003 ...............................     0.00%     80,147    12.117460        971,178        0.02%        8.50%
           2002 ...............................     0.00%     78,422    12.244454        960,235        0.01%       -0.09%
           2001 ...............................     0.00%     76,280    13.860162      1,057,253        0.01%       -6.26%
           2000 ...............................     0.00%     66,953    15.297533      1,024,216        0.00%        2.79%
           1999 ...............................     0.00%     46,565    14.355616        668,469        0.01%        7.51%

        Dreyfus VIF - Growth and Income
           Portfolio - Initial Shares
           2003 ...............................     0.00%     36,352    11.364775        413,132        0.41%       10.73%
           2002 ...............................     0.00%     40,878    11.648154        476,153        0.25%       -0.15%
           2001 ...............................     0.00%     48,590    14.574708        708,185        0.22%       -0.16%
           2000 ...............................     0.00%     49,262    15.037439        740,774        0.28%       -0.89%
           1999 ...............................     0.00%     43,020    14.419552        620,329        0.45%       11.08%

        Federated GVIT High Income Bond
           Fund - Class I
           2003 ...............................     0.00%        662    10.308656          6,824        5.57%        3.09% 05/01/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Federated Quality Bond Fund II -
           Primary Shares
           2003 ...............................     0.00%     13,827   $11.302681    $   156,282        3.67%        4.82%
           2002 ...............................     0.00%      2,234    10.119701         22,607        0.00%        0.01% 05/01/02

        Fidelity(R) VIP - Equity-Income
           Portfolio: Initial Class
           2003 ...............................     0.00%    407,800    15.545035      6,339,265        1.92%       10.71%
           2002 ...............................     0.00%    424,953    15.866389      6,742,470        1.60%       -0.06%
           2001 ...............................     0.00%    425,712    17.627522      7,504,248        1.66%       -0.90%
           2000 ...............................     0.00%    413,346    15.968906      6,600,683        1.72%       -2.67%
           1999 ...............................     0.00%    447,629    17.389656      7,784,114        1.41%       12.70%

        Fidelity(R) VIP - Growth Portfolio:
           Initial Class
           2003 ...............................     0.00%    392,773    14.376191      5,646,580        0.29%       13.46%
           2002 ...............................     0.00%    439,476    14.638347      6,433,202        0.23%       -0.19%
           2001 ...............................     0.00%    477,163    19.891877      9,491,668        0.08%       -9.64%
           2000 ...............................     0.00%    478,061    25.992229     12,425,871        0.11%        5.11%
           1999 ...............................     0.00%    428,834    20.586833      8,828,334        0.16%       14.42%

        Fidelity(R) VIP - High Income
           Portfolio: Initial Class
           2003 ...............................     0.00%    305,185    10.939264      3,338,499        6.15%       17.19%
           2002 ...............................     0.00%    252,300     8.626036      2,176,349       10.31%       -0.04%
           2001 ...............................     0.00%    244,958     9.488213      2,324,214       12.28%       -7.19%
           2000 ...............................     0.00%    297,846    12.547483      3,737,218        6.88%       -4.85%
           1999 ...............................     0.00%    325,625    13.163135      4,286,246        8.97%        7.96%

        Fidelity(R) VIP - Overseas
           Portfolio: Initial Class
           2003 ...............................     0.00%     94,127    10.736597      1,010,604        0.93%       10.35%
           2002 ...............................     0.00%    100,251    11.900161      1,193,003        0.73%       -0.02%
           2001 ...............................     0.00%    108,663    13.707690      1,489,519        5.04%      -11.45%
           2000 ...............................     0.00%    118,731    18.168170      2,157,125        1.39%       -5.07%
           1999 ...............................     0.00%    116,931    14.506855      1,696,301        1.45%        8.11%

        Fidelity(R) VIP II - Asset Manager
           Portfolio: Initial Class
           2003 ...............................     0.00%     78,508    15.744012      1,236,031        3.69%       10.14%
           2002 ...............................     0.00%     98,018    14.350268      1,406,585        3.81%       -0.08%
           2001 ...............................     0.00%     97,486    15.747408      1,535,152        4.17%       -3.56%
           2000 ...............................     0.00%     96,392    16.879963      1,627,093        3.17%       -0.69%
           1999 ...............................     0.00%     95,742    16.104513      1,541,878        3.22%        5.26%

        Fidelity(R) VIP II - Contrafund
           Portfolio: Initial Class
           2003 ...............................     0.00%    272,233    18.360032      4,998,207        0.50%        9.58%
           2002 ...............................     0.00%    304,109    18.337852      5,576,706        0.79%       -0.01%
           2001 ...............................     0.00%    320,134    18.969439      6,072,762        0.80%       -9.93%
           2000 ...............................     0.00%    327,799    22.259280      7,296,570        0.34%       -1.31%
           1999 ...............................     0.00%    322,250    20.195445      6,507,982        0.46%       11.25%

        Fidelity(R) VIP III - Growth
           Opportunities Portfolio:
           Initial Class
           2003 ...............................     0.00%     57,829     8.956654        517,954        0.82%       12.98%
           2002 ...............................     0.00%     54,513     8.800905        479,764        0.99%       -0.13%
           2001 ...............................     0.00%     59,583    10.813727        644,314        0.37%       -8.76%
           2000 ...............................     0.00%     68,886    13.769984        948,559        1.18%       -3.65%
           1999 ...............................     0.00%     71,703    14.594106      1,046,441        0.91%        6.48%

        Fidelity(R) VIP III - Value Strategies
           Portfolio: Service Class
           2003 ...............................     0.00%     25,652     9.125472        234,087        0.00%       21.52%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Franklin Templeton VIPT - Templeton
           Foreign Securities Fund - Class I
           2003 ...............................     0.00%        970   $10.780481    $    10,457        6.29%        7.80% 05/01/03

        Gartmore GVIT Emerging Markets
           Fund - Class I
           2003 ...............................     0.00%      6,641     8.136486         54,034        0.31%       16.19%
           2002 ...............................     0.00%     10,343     8.054883         83,312        0.02%       -0.02%
           2001 ...............................     0.00%      2,317     8.887131         20,591        0.62%        2.01%

        Gartmore GVIT Global Financial Services
           Fund - Class I
           2003 ...............................     0.00%        430     9.843572          4,233        0.00%       13.62%

        Gartmore GVIT Global Health Sciences
           Fund - Class I
           2003 ...............................     0.00%      4,094    10.539719         43,150        0.00%       26.37%

        Gartmore GVIT Global Technology and
           Communications Fund - Class I
           2003 ...............................     0.00%     26,274     2.483881         65,261        0.00%       25.94%
           2002 ...............................     0.00%      7,763     2.343594         18,193        0.61%       -0.32%
           2001 ...............................     0.00%      2,566     4.265563         10,945        0.00%      -29.12%

        Gartmore GVIT Global Utilities
           Fund - Class I
           2003 ...............................     0.00%      2,770     9.626639         26,666        0.13%       10.86%

        Gartmore GVIT Government Bond
           Fund - Class I
           2003 ...............................     0.00%    170,960    17.207184      2,941,740        1.94%        3.13%
           2002 ...............................     0.00%    198,842    15.662750      3,114,413        2.27%        0.04%
           2001 ...............................     0.00%    155,160    14.357776      2,227,753        2.49%        2.43%
           2000 ...............................     0.00%    119,026    12.957514      1,542,281        2.82%        4.03%
           1999 ...............................     0.00%    137,934    12.477250      1,721,037        2.78%       -2.18%

        Gartmore GVIT Growth Fund - Class I
           2003 ...............................     0.00%    158,389     9.161234      1,451,039        0.00%       15.03%
           2002 ...............................     0.00%    167,624     9.256234      1,551,567        0.00%       -0.17%
           2001 ...............................     0.00%    167,680    12.232208      2,051,097        0.00%      -21.32%
           2000 ...............................     0.00%    211,056    21.321758      4,500,085        0.16%        0.76%
           1999 ...............................     0.00%    234,456    22.714734      5,325,606        0.28%       11.93%

        Gartmore GVIT ID Conservative Fund
           2003 ...............................     0.00%      8,096    10.448478         84,591        1.26%        3.96%
           2002 ...............................     0.00%      3,566    10.008384         35,690        0.59%        0.00% 01/25/02

        Gartmore GVIT ID Moderate Fund
           2003 ...............................     0.00%     16,210     9.860653        159,841        1.10%        7.88%

        Gartmore GVIT ID Moderately
           Aggressive Fund
           2003 ...............................     0.00%      6,845     9.514882         65,129        0.75%        9.52%

        Gartmore GVIT ID Moderately
           Conservative Fund
           2003 ...............................     0.00%     11,851    10.209725        120,995        1.23%        5.88%

        Gartmore GVIT International Growth
           Fund - Class I
           2003 ...............................     0.00%        271     5.256150          1,424        0.00%        4.94%

        Gartmore GVIT Money Market
           Fund - Class I
           2003 ...............................     0.00%    522,247    13.404162      7,000,283        0.37%        0.37%
           2002 ...............................     0.00%    824,238    13.276178     10,942,730        0.62%        0.01%
           2001 ...............................     0.00%    735,937    13.030757      9,589,816        2.26%        2.32%
           2000 ...............................     0.00%    700,085    12.350501      8,646,400        2.80%        2.82%
           1999 ...............................     0.00%    880,464    11.719723     10,318,794        2.26%        2.30%

        Gartmore GVIT Nationwide(R) Leaders
           Fund - Class I
           2003 ...............................     0.00%        810     9.045593          7,327        0.21%        7.02%
           2002 ...............................     0.00%      1,969     9.715302         19,129        0.00%       -0.03% 05/01/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth
           Fund - Class I
           2003 ...............................     0.00%     22,012   $ 5.594416     $  123,144        0.00%       15.84%
           2002 ...............................     0.00%     16,995     5.829385         99,070        0.00%       -0.19%
           2001 ...............................     0.00%     13,913     7.709185        107,258        0.00%       -5.05%
           2000 ...............................     0.00%      3,672    10.186918         37,406        0.00%        1.87% 05/01/00

        Gartmore GVIT Small Cap Value
           Fund - Class I
           2003 ...............................     0.00%    146,025    13.629546      1,990,254        0.00%       19.27%
           2002 ...............................     0.00%    159,343    13.751897      2,191,269        0.00%       -0.12%
           2001 ...............................     0.00%    120,684    16.026367      1,934,126        0.00%       31.03%
           2000 ...............................     0.00%     91,907    12.209617      1,122,149        0.00%       11.01%
           1999 ...............................     0.00%     52,987    10.639972        563,780        0.00%       23.67%

        Gartmore GVIT Small Company
           Fund - Class I
           2003 ...............................     0.00%    157,094    17.381922      2,730,596        0.00%       15.18%
           2002 ...............................     0.00%    174,945    17.460266      3,054,586        0.00%       -0.04%
           2001 ...............................     0.00%    216,157    19.301282      4,172,107        0.10%       -1.35%
           2000 ...............................     0.00%    242,770    19.335974      4,694,194        0.03%        7.62%
           1999 ...............................     0.00%    174,358    13.425636      2,340,867        0.00%        7.62%

        Gartmore GVIT Total Return
           Fund - Class I
           2003 ...............................     0.00%    325,043    14.980767      4,869,393        0.38%       12.28%
           2002 ...............................     0.00%    366,071    15.180371      5,557,094        0.31%       -0.06%
           2001 ...............................     0.00%    374,783    16.863350      6,320,097        0.37%       -7.89%
           2000 ...............................     0.00%    385,864    19.333470      7,460,090        0.26%        3.36%
           1999 ...............................     0.00%    401,741    19.370171      7,781,792        0.39%       10.75%

        Gartmore GVIT U.S. Growth Leaders
           Fund - Class I
           2003 ...............................     0.00%      1,623    10.457006         16,972        0.00%       27.12%

        Janus AS - Capital Appreciation
           Portfolio - Service Shares
           2003 ...............................     0.00%     55,955     5.663510        316,902        0.16%        8.62%
           2002 ...............................     0.00%     54,396     5.764512        313,566        0.19%       -0.07%
           2001 ...............................     0.00%     50,763     6.854604        347,960        0.66%      -13.60%
           2000 ...............................     0.00%     23,552     9.321768        219,546        0.12%       -6.78% 05/01/00

        Janus AS - Global Technology
           Portfolio - Service Shares
           2003 ...............................     0.00%     69,946     2.968259        207,618        0.00%       18.26%
           2002 ...............................     0.00%     57,324     2.989090        171,347        0.00%       -0.30%
           2001 ...............................     0.00%     52,094     5.020002        261,512        0.52%      -25.95%
           2000 ...............................     0.00%     21,370    10.102880        215,899        0.00%        1.03% 05/01/00

        Janus AS - International Growth
           Portfolio - Service Shares
           2003 ...............................     0.00%     44,061     4.806847        211,794        0.88%        6.34%
           2002 ...............................     0.00%     42,357     5.348305        226,538        0.29%       -0.12%
           2001 ...............................     0.00%     29,028     6.716810        194,976        0.51%      -15.53%
           2000 ...............................     0.00%     13,731     9.744920        133,807        0.00%       -2.55% 05/01/00

        MAS GVIT (formerly Nationwide(R) SAT)
           Multi Sector Bond Fund - Class I
           2003 ...............................     0.00%     19,227    12.623984        242,721        2.87%        7.71%
           2002 ...............................     0.00%     10,998    11.157538        122,711        3.26%        0.02%
           2001 ...............................     0.00%      8,373    10.572779         88,526        3.93%        0.76%
           2000 ...............................     0.00%      7,461    10.178281         75,940        4.25%        1.78% 05/01/00

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Growth Portfolio
           2003 ...............................     0.00%     99,474   $10.715891     $1,065,953        0.00%       14.38%
           2002 ...............................     0.00%    144,864    10.928551      1,583,154        0.00%       -0.20%
           2001 ...............................     0.00%    190,439    15.878888      3,023,960        0.00%      -18.75%
           2000 ...............................     0.00%    172,782    25.276267      4,367,284        0.00%       14.26%
           1999 ...............................     0.00%    205,077    15.153921      3,107,721        0.00%        3.02%

        Neuberger Berman AMT - Guardian
           Portfolio
           2003 ...............................     0.00%     39,869     8.990099        358,426        0.00%       14.02%
           2002 ...............................     0.00%     44,419     9.520671        422,899        0.68%       -0.11%
           2001 ...............................     0.00%     36,105    11.056776        399,205        0.42%        1.59%
           2000 ...............................     0.00%     26,365    11.164108        294,342        0.55%        3.73%
           1999 ...............................     0.00%     22,025    10.979618        241,826        0.32%       17.25%

        Neuberger Berman AMT - Limited
           Maturity Bond Portfolio
           2003 ...............................     0.00%     72,879    14.775642      1,076,834        0.00%        1.93%
           2002 ...............................     0.00%     64,149    14.045458        901,002        4.89%        0.02%
           2001 ...............................     0.00%     54,873    13.240737        726,559        6.18%        4.66%
           2000 ...............................     0.00%     58,782    12.075395        709,816        6.79%        1.93%
           1999 ...............................     0.00%     66,075    11.712912        773,931        5.69%        0.33%

        Neuberger Berman AMT - Mid Cap Growth
           Portfolio - Class S
           2003 ...............................     0.00%      2,312    10.806451         24,985        0.00%        8.06% 05/01/03

        Neuberger Berman AMT - Partners
           Portfolio
           2003 ...............................     0.00%    215,722    14.727194      3,176,980        0.00%       17.72%
           2002 ...............................     0.00%    216,835    14.869856      3,224,305        0.48%       -0.10%
           2001 ...............................     0.00%    212,506    16.863278      3,583,548        0.37%       -0.64%
           2000 ...............................     0.00%    222,492    16.761738      3,729,353        0.76%       -0.54%
           1999 ...............................     0.00%    233,081    17.780231      4,144,234        1.17%       13.27%

        Oppenheimer Aggressive Growth
           Fund/VA - Initial Class
           2003 ...............................     0.00%     11,638     4.416042         51,394        0.00%       13.72%
           2002 ...............................     0.00%     13,342     4.450581         59,380        0.60%       -0.17%
           2001 ...............................     0.00%     37,932     5.711965        216,666        0.78%      -27.00%
           2000 ...............................     0.00%     14,777    10.684355        157,883        0.00%        6.84% 05/01/00

        Oppenheimer Bond Fund/VA -
           Initial Class
           2003 ...............................     0.00%    125,604    16.050294      2,015,981        5.49%        5.19%
           2002 ...............................     0.00%    126,046    14.320237      1,805,009        7.33%        0.02%
           2001 ...............................     0.00%    112,418    13.676394      1,537,473        7.21%        5.38%
           2000 ...............................     0.00%    114,550    12.470236      1,428,466        7.84%        1.95%
           1999 ...............................     0.00%    103,651    12.210918      1,265,674        4.64%       -1.69%

        Oppenheimer Capital Appreciation
           Fund/VA - Initial Class
           2003 ...............................     0.00%    101,517    13.211953      1,341,238        0.41%       12.38%
           2002 ...............................     0.00%     96,612    12.989022      1,254,895        0.57%       -0.19%
           2001 ...............................     0.00%    121,307    17.488940      2,121,531        0.60%       -4.88%
           2000 ...............................     0.00%    104,751    20.164467      2,112,248        0.12%        9.42%
           1999 ...............................     0.00%     57,756    15.067640        870,247        0.27%       15.82%

        Oppenheimer Global Securities
           Fund/VA - Initial Class
           2003 ...............................     0.00%    105,893    19.285921      2,042,244        0.85%       11.71%
           2002 ...............................     0.00%    113,124    20.580050      2,328,098        0.50%       -0.07%
           2001 ...............................     0.00%    113,027    23.093523      2,610,192        0.70%       -8.38%
           2000 ...............................     0.00%    115,342    26.551339      3,062,485        0.25%       10.70%
           1999 ...............................     0.00%     90,112    17.222212      1,551,928        1.15%       13.80%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer High Income
           Fund/VA - Initial Class
           2003 ...............................     0.00%      5,867   $10.350649     $   60,727        0.00%        3.51% 05/01/03

        Oppenheimer Main Street(R) Growth &
           Income Fund/VA - Initial Class
           2003 ...............................     0.00%     32,688     7.289296        238,273        1.03%       10.35%
           2002 ...............................     0.00%     23,831     7.562794        180,229        0.64%       -0.07%
           2001 ...............................     0.00%     24,522     8.515881        208,826        0.45%       -5.95%
           2000 ...............................     0.00%      6,639     9.944637         66,022        0.00%       -0.55% 05/01/00

        Oppenheimer Multiple Strategies
           Fund/VA - Initial Class
           2003 ...............................     0.00%     80,799    16.598326      1,341,128        3.02%       11.38%
           2002 ...............................     0.00%     85,766    15.468895      1,326,705        3.38%       -0.07%
           2001 ...............................     0.00%     81,606    17.140288      1,398,750        3.76%        5.34%
           2000 ...............................     0.00%     81,287    16.311041      1,325,876        4.44%        6.69%
           1999 ...............................     0.00%     53,059    14.832298        786,987        3.39%        8.47%

        Strong GVIT Mid Cap Growth
           Fund - Class I
           2003 ...............................     0.00%     25,769     4.380581        112,883        0.00%       22.43%
           2002 ...............................     0.00%     18,205     4.332856         78,880        0.00%       -0.24%
           2001 ...............................     0.00%     18,505     7.028654        130,065        0.00%      -13.77%
           2000 ...............................     0.00%     11,711    10.117813        118,490        0.00%        1.18% 05/01/00

        Strong Opportunity Fund II, Inc.
           2003 ...............................     0.00%     92,881    18.052697      1,676,753        0.00%       16.15%
           2002 ...............................     0.00%    106,006    18.017088      1,909,919        0.00%       -0.15%
           2001 ...............................     0.00%     99,399    22.064106      2,193,150        0.22%        0.04%
           2000 ...............................     0.00%     98,876    21.534013      2,129,197        0.00%        4.08%
           1999 ...............................     0.00%     86,553    18.357658      1,588,910        0.00%       19.70%

        Strong VIF - Strong Discovery Fund II
           2003 ...............................     0.00%     19,284    13.419800        258,787        0.00%       13.11%
           2002 ...............................     0.00%     20,216    12.870986        260,200        0.00%       -0.05%
           2001 ...............................     0.00%     28,539    14.216886        405,736        0.68%        9.73%
           2000 ...............................     0.00%     21,902    13.872055        303,826        0.00%       11.78%
           1999 ...............................     0.00%     18,493    11.167443        206,520        0.00%       -5.44%

        Strong VIF - Strong International
           Stock Fund II
           2002 ...............................     0.00%     54,087     6.865525        371,336        3.62%       -0.06%
           2001 ...............................     0.00%     52,188     8.063633        420,825        0.00%      -13.98%
           2000 ...............................     0.00%     61,659    13.653266        841,847        0.00%      -11.91%
           1999 ...............................     0.00%     40,497     9.212641        373,084        0.39%       11.27%

        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     0.00%     43,229     2.699253        116,686        0.00%       22.12%
           2002 ...............................     0.00%      2,235     2.507967          5,605        0.00%       -0.35%
           2001 ...............................     0.00%      8,432     4.622739         38,979        0.00%      -27.14%

        Van Eck WIT - Worldwide Bond Fund
           2003 ...............................     0.00%     40,987    14.525018        595,337        1.62%       10.35%
           2002 ...............................     0.00%     14,821    11.876210        176,017        0.00%        0.10%
           2001 ...............................     0.00%     15,128    10.566846        159,855        4.49%       -7.31%
           2000 ...............................     0.00%     15,835    11.169513        176,869        4.81%       -0.20%
           1999 ...............................     0.00%     18,439    11.285697        208,097        4.14%       -7.05%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Emerging
           Markets Fund
           2003 ...............................     0.00%     95,264   $ 7.193852     $  685,315        0.13%       10.41%
           2002 ...............................     0.00%    105,895     7.168258        759,083        0.15%        0.07%
           2001 ...............................     0.00%     96,271     6.784682        653,168        0.00%       -0.72%
           2000 ...............................     0.00%     93,401    10.296557        961,709        0.00%      -12.41%
           1999 ...............................     0.00%     84,687     8.565350        725,374        0.00%       45.93%

        Van Eck WIT - Worldwide Hard
           Assets Fund
           2003 ...............................     0.00%     49,294     8.537476        420,846        0.52%        6.64%
           2002 ...............................     0.00%     43,441     9.008769        391,350        0.63%        0.09%
           2001 ...............................     0.00%     34,310     8.887024        304,914        1.07%       -3.41%
           2000 ...............................     0.00%     35,691     8.583053        306,338        1.10%        3.92%
           1999 ...............................     0.00%     26,833     8.070502        216,556        1.50%       18.24%

        Van Kampen UIF - Emerging Markets
           Debt Portfolio
           2003 ...............................     0.00%     43,304    14.399383        623,551        0.00%       17.54%
           2002 ...............................     0.00%     33,930    11.232525        381,120        0.00%        0.00%
           2001 ...............................     0.00%     41,317    10.673931        441,015        0.00%        4.78%
           2000 ...............................     0.00%     24,985     9.741623        243,394        0.00%        6.51%
           1999 ...............................     0.00%     24,520     7.984920        195,790        0.00%       12.95%

        Van Kampen UIF - U.S. Real Estate
           Portfolio
           2003 ...............................     0.00%     50,855    22.573299      1,147,965        0.00%       14.03%
           2002 ...............................     0.00%     66,125    22.033448      1,456,962        0.00%        0.10%
           2001 ...............................     0.00%     60,142    19.632270      1,180,724        0.00%        8.08%
           2000 ...............................     0.00%     49,904    16.209760        808,932        4.52%       14.28%
           1999 ...............................     0.00%     55,129    15.927748        878,081        6.49%        8.50%

     Single Premium contracts issued prior
        to April 16, 1990 (policy years 11
        and thereafter)

        American Century VP Balanced
           Fund - Class I
           2003 ...............................     0.50%      4,989    19.249601         96,036        2.66%        9.44%
           2002 ...............................     0.50%      1,027    18.301887         18,796        2.59%       -0.06%

        American Century VP Capital
           Appreciation Fund - Class I
           2003 ...............................     0.50%     22,718    23.724153        538,965        0.00%        6.17%
           2002 ...............................     0.50%      8,276    25.549711        211,449        0.00%       -0.10%
           2001 ...............................     0.50%      7,395    34.059179        251,868        0.00%      -14.47%
           2000 ...............................     0.50%      6,415    42.980416        275,719        0.00%       17.10%
           1999 ...............................     0.50%      6,408    25.808976        165,384        0.00%       15.53%

        American Century VP Income & Growth
           Fund - Class I
           2003 ...............................     0.50%     10,220     9.293802         94,983        1.39%       11.75%
           2002 ...............................     0.50%      8,020     9.275118         74,386        1.01%       -0.11%

        American Century VP International
           Fund - Class I
           2003 ...............................     0.50%     22,213    12.979947        288,324        0.78%        4.69%
           2002 ...............................     0.50%      3,864    14.911074         57,616        0.74%       -0.05%
           2000 ...............................     0.50%      4,913    25.154705        123,585        0.12%       -6.25%
           1999 ...............................     0.50%      2,471    17.499558         43,241        0.00%        6.85%

        American Century VP Ultra
           Fund - Class I
           2003 ...............................     0.50%        950     8.915975          8,470        0.00%       11.29%

        American Century VP Value
           Fund - Class I
           2003 ...............................     0.50%     14,744    16.308702        240,456        1.14%        9.15%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Global
           Post-Venture Capital Portfolio
           2003 ...............................     0.50%      1,736   $ 8.725374     $   15,147        0.00%       18.30%
           2002 ...............................     0.50%      1,219     9.647487         11,760        0.00%       -0.14%
           2000 ...............................     0.50%      4,755    20.585314         97,883        0.00%        4.72%

        Credit Suisse Trust - International
           Focus Portfolio
           2003 ...............................     0.50%     16,491     8.885803        146,536        0.00%        8.56%
           1999 ...............................     0.50%        373    12.508445          4,666        0.00%        6.41%

        Credit Suisse Trust - Small Cap
           Growth Portfolio
           2003 ...............................     0.50%     14,876    13.926520        207,171        0.00%       18.54%
           2002 ...............................     0.50%      3,052    13.908030         42,447        0.00%       -0.22%

        Dreyfus GVIT Mid Cap Index
           Fund - Class I
           2003 ...............................     0.50%     11,871     9.688288        115,010        0.23%       11.68%
           2002 ...............................     0.50%      4,940     9.888073         48,847        0.14%       -0.04%

        Dreyfus IP - Small Cap Stock Index
           Portfolio - Service Class
           2003 ...............................     0.50%      4,785     8.594614         41,125        0.00%       12.35%

        Dreyfus Socially Responsible
           Growth Fund, Inc. - Initial Shares
           2003 ...............................     0.50%      3,997    19.360643         77,384        0.01%       10.00%
           2000 ...............................     0.50%      1,694    37.342400         63,258        0.02%        2.30%
           1999 ...............................     0.50%      1,707    31.543164         53,844        0.00%       12.24%

        Dreyfus Stock Index Fund
           2003 ...............................     0.50%     35,270    22.777109        803,349        0.75%       11.36%
           2002 ...............................     0.50%      1,451    22.893261         33,218        0.61%       -0.14%
           2001 ...............................     0.50%      1,124    28.159457         31,651        0.51%       -7.07%
           2000 ...............................     0.50%      6,380    33.299785        212,453        0.46%       -0.80%
           1999 ...............................     0.50%     16,400    31.108111        510,173        0.57%       11.61%

        Dreyfus VIF - Appreciation Portfolio -
           Initial Shares
           2003 ...............................     0.50%     13,415    11.726680        157,313        0.02%        8.23%
           2002 ...............................     0.50%      5,901    11.909342         70,277        0.01%       -0.09%
           1999 ...............................     0.50%        871    14.090891         12,273        0.01%        7.01%

        Dreyfus VIF - Growth and Income
           Portfolio - Initial Shares
           2003 ...............................     0.50%      3,531    10.940217         38,630        0.41%       10.45%

        Fidelity(R) VIP - Equity-Income
           Portfolio: Initial Class
           2003 ...............................     0.50%     44,524    41.412842      1,843,865        1.92%       10.43%
           2002 ...............................     0.50%      4,187    42.482122        177,873        1.60%       -0.06%
           2001 ...............................     0.50%      3,210    47.433835        152,263        1.66%       -1.15%
           2000 ...............................     0.50%      5,011    43.184959        216,400        1.72%       -2.91%
           1999 ...............................     0.50%      5,292    46.987954        248,660        1.41%       12.17%

        Fidelity(R) VIP - Growth
           Portfolio: Initial Class
           2003 ...............................     0.50%     58,389    45.554879      2,659,904        0.29%       13.18%
           2002 ...............................     0.50%      6,779    46.619621        316,034        0.23%       -0.19%
           2001 ...............................     0.50%      3,378    63.668369        215,072        0.08%       -9.86%
           2000 ...............................     0.50%      4,311    83.609959        360,443        0.11%        4.85%
           1999 ...............................     0.50%      3,186    66.167130        210,808        0.16%       13.88%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - High Income
           Portfolio: Initial Class
           2003 ...............................     0.50%     18,741   $23.820063     $  446,412        6.15%       16.90%
           2002 ...............................     0.50%      2,111    18.877641         39,851       10.31%       -0.05%
           2001 ...............................     0.50%      1,791    20.868381         37,375       12.28%       -7.42%
           2000 ...............................     0.50%      1,958    27.734873         54,305        6.88%       -5.08%
           1999 ...............................     0.50%      2,147    29.071395         62,416        8.97%        7.46%

        Fidelity(R) VIP - Overseas
           Portfolio: Initial Class
           2003 ...............................     0.50%     25,530    19.045013        486,219        0.93%       10.08%
           2002 ...............................     0.50%      3,145    21.215531         66,723        0.73%       -0.03%
           2001 ...............................     0.50%      2,285    24.560357         56,120        5.04%      -11.67%
           2000 ...............................     0.50%      2,412    32.714959         78,908        1.39%       -5.30%
           1999 ...............................     0.50%      4,362    26.100226        113,849        1.45%        7.61%

        Fidelity(R) VIP II - Asset Manager
           Portfolio: Initial Class
           2003 ...............................     0.50%     23,783    28.229717        671,387        3.69%        9.87%
           2002 ...............................     0.50%      1,806    25.860364         46,704        3.81%       -0.09%
           2001 ...............................     0.50%      1,174    28.520109         33,483        4.17%       -3.80%
           2000 ...............................     0.50%      1,181    30.723922         36,285        3.17%       -0.93%
           1999 ...............................     0.50%      1,189    29.288050         34,823        3.22%        4.77%

        Fidelity(R) VIP II - Contrafund
           Portfolio: Initial Class
           2003 ...............................     0.50%     20,202    20.940643        423,043        0.50%        9.31%
           2002 ...............................     0.50%        311    21.020812          6,537        0.79%       -0.01%
           1999 ...............................     0.50%        680    23.362825         15,887        0.46%       10.73%

        Fidelity(R) VIP III - Growth
           Opportunities Portfolio:
           Initial Class
           2003 ...............................     0.50%     13,333     8.667677        115,566        0.82%       12.70%
           2002 ...............................     0.50%      2,644     8.559903         22,632        0.99%       -0.13%
           2001 ...............................     0.50%      1,213    10.570275         12,822        0.37%       -8.99%
           2000 ...............................     0.50%      1,352    13.527261         18,289        1.18%       -3.89%
           1999 ...............................     0.50%      1,480    14.324962         21,201        0.91%        5.98%

        Gartmore GVIT Global Financial Services
           Fund - Class I
           2003 ...............................     0.50%        637     9.786402          6,234        0.00%       13.33%

        Gartmore GVIT Global Health Sciences
           Fund - Class I
           2003 ...............................     0.50%      1,555    10.478483         16,294        0.00%       26.06%

        Gartmore GVIT Global Technology and
           Communications Fund - Class I
           2003 ...............................     0.50%      3,610     2.449919          8,844        0.00%       25.63%

        Gartmore GVIT Government Bond
           Fund - Class I
           2003 ...............................     0.50%     12,441    30.783735        382,980        1.94%        2.87%
           2002 ...............................     0.50%      1,238    28.161889         34,864        2.27%        0.04%
           2001 ...............................     0.50%      1,295    25.944499         33,598        2.49%        2.18%
           2000 ...............................     0.50%      1,508    23.531059         35,485        2.82%        3.77%
           1999 ...............................     0.50%      2,177    22.639946         49,287        2.78%       -2.64%

        Gartmore GVIT Growth Fund - Class I
           2003 ...............................     0.50%      6,943    13.890133         96,439        0.00%       14.75%
           2000 ...............................     0.50%         56    32.817208          1,838        0.16%        0.51%
           1999 ...............................     0.50%      3,526    34.932181        123,171        0.28%       11.40%

        Gartmore GVIT Money Market
           Fund - Class I
           2003 ...............................     0.50%     56,083    18.569517      1,041,434        0.37%        0.12%
           2002 ...............................     0.50%      7,097    18.485144        131,189        0.62%        0.00%
           2001 ...............................     0.50%     10,640    18.234356        194,014        2.26%        2.06%
           2000 ...............................     0.50%     14,924    17.368940        259,214        2.80%        2.56%
           1999 ...............................     0.50%     13,690    16.464706        225,402        2.26%        1.81%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth
           Fund - Class I
           2003 ...............................     0.50%      2,943   $ 5.506478      $ 16,206         0.00%       15.55%

        Gartmore GVIT Small Cap Value
           Fund - Class I
           2003 ...............................     0.50%     15,934    13.281917       211,634         0.00%       18.97%
           2002 ...............................     0.50%      1,777    13.468753        23,934         0.00%       -0.13%
           2001 ...............................     0.50%     19,957    15.775047       314,823         0.00%       30.71%
           2000 ...............................     0.50%      2,015    12.078102        24,337         0.00%       10.73%
           1999 ...............................     0.50%      2,649    10.522940        27,875         0.00%       23.09%

        Gartmore GVIT Small Company
           Fund - Class I
           2003 ...............................     0.50%     24,146    22.089319       533,369         0.00%       14.90%
           2002 ...............................     0.50%      1,750    22.300778        39,026         0.00%       -0.05%
           2001 ...............................     0.50%        750    24.775621        18,582         0.10%       -1.59%
           2000 ...............................     0.50%        836    24.944101        20,853         0.03%        7.36%
           1999 ...............................     0.50%      1,185    17.304978        20,506         0.00%        7.11%

        Gartmore GVIT Total Return
           Fund - Class I
           2003 ...............................     0.50%      7,459    33.672722       251,165         0.38%       12.00%
           2002 ...............................     0.50%      1,159    34.293466        39,746         0.31%       -0.06%
           2001 ...............................     0.50%      1,164    38.286155        44,565         0.37%       -8.12%
           2000 ...............................     0.50%      1,312    44.113476        57,877         0.26%        3.10%
           1999 ...............................     0.50%      4,620    44.160435       204,021         0.39%       10.23%

        Janus AS - Capital Appreciation
           Portfolio - Service Shares
           2003 ...............................     0.50%     15,480     5.574534        86,294         0.16%        8.36%

        Janus AS - Global Technology
           Portfolio - Service Shares
           2003 ...............................     0.50%      7,370     2.921563        21,532         0.00%       17.96%

        Janus AS - International Growth
           Portfolio - Service Shares
           2003 ...............................     0.50%     21,429     4.731322       101,387         0.88%        6.07%

        MAS GVIT (formerly Nationwide(R) SAT)
           Multi Sector Bond Fund - Class I
           2003 ...............................     0.50%      2,379    12.425992        29,561         2.87%        7.44%
           2000 ...............................     0.50%        352    10.169951         3,580         4.25%        1.70% 05/01/00

        Neuberger Berman AMT - Growth Portfolio
           2003 ...............................     0.50%     13,628    25.964665       353,846         0.00%       14.09%
           2002 ...............................     0.50%      3,207    26.613541        85,350         0.00%       -0.20%
           2001 ...............................     0.50%      3,141    38.862698       122,068         0.00%      -18.96%
           2000 ...............................     0.50%      3,943    62.172211       245,145         0.00%       13.97%
           1999 ...............................     0.50%      3,178    37.242929       118,358         0.00%        2.54%

        Neuberger Berman AMT - Guardian
           Portfolio
           2003 ...............................     0.50%     10,485     8.760855        91,858         0.00%       13.74%
           1999 ...............................     0.50%        430    10.858910         4,669         0.32%       16.70%

        Neuberger Berman AMT - Limited
           Maturity Bond Portfolio
           2003 ...............................     0.50%      8,361    22.315058       186,576         0.00%        1.67%
           2002 ...............................     0.50%      2,488    21.319161        53,042         4.89%        0.02%
           2001 ...............................     0.50%      6,022    20.198124       121,633         6.18%        4.40%
           2000 ...............................     0.50%      6,133    18.512380       113,536         6.79%        1.67%
           1999 ...............................     0.50%      6,045    17.941662       108,457         5.69%       -0.14%

        Neuberger Berman AMT -
           Partners Portfolio
           2003 ...............................     0.50%      8,372    21.506858       180,055         0.00%       17.43%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Aggressive Growth
           Fund/VA - Initial Class
           2003 ...............................     0.50%      4,539   $ 4.346636      $ 19,729         0.00%       13.44%

        Oppenheimer Bond Fund/VA -
           Initial Class
           2003 ...............................     0.50%      7,374    24.688973       182,056         5.49%        4.93%
           2002 ...............................     0.50%        209    22.138719         4,627         7.33%        0.02%
           2001 ...............................     0.50%         47    21.249016           999         7.21%        5.12%

        Oppenheimer Capital Appreciation
           Fund/VA - Initial Class
           2003 ...............................     0.50%     18,164    12.785669       232,239         0.41%       12.10%
           2002 ...............................     0.50%      1,529    12.633325        19,316         0.57%       -0.19%
           2001 ...............................     0.50%      8,520    17.095272       145,652         0.60%       -5.12%
           2000 ...............................     0.50%      5,374    19.809088       106,454         0.12%        9.15%

        Oppenheimer Global Securities
           Fund/VA - Initial Class
           2003 ...............................     0.50%     14,961    23.005849       344,191         0.85%       11.44%
           2000 ...............................     0.50%      2,125    32.151658        68,322         0.25%       10.43%

        Oppenheimer Main Street(R) Growth &
           Income Fund/VA - Initial Class
           2003 ...............................     0.50%      8,831     7.174840        63,361         1.03%       10.08%
           2002 ...............................     0.50%      2,503     7.481589        18,726         0.64%       -0.07%

        Oppenheimer Multiple Strategies
           Fund/VA - Initial Class
           2003 ...............................     0.50%     11,466    27.854333       319,378         3.02%       11.10%

        Strong GVIT Mid Cap Growth
           Fund - Class I
           2003 ...............................     0.50%     32,366     4.311709       139,553         0.00%       22.13%

        Strong Opportunity Fund II, Inc.
           2003 ...............................     0.50%     20,648    34.590844       714,232         0.00%       15.86%
           2002 ...............................     0.50%      1,462    34.696726        50,727         0.00%       -0.15%
           2001 ...............................     0.50%      3,843    42.703183       164,108         0.22%       -0.21%
           2000 ...............................     0.50%        449    41.885259        18,806         0.00%        3.82%
           1999 ...............................     0.50%        451    35.677181        16,090         0.00%       19.14%

        Strong VIF - Strong Discovery Fund II
           2003 ...............................     0.50%      9,363    21.438827       200,732         0.00%       12.83%

        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     0.50%     18,106     2.662368        48,205         0.00%       21.81%

        Van Eck WIT - Worldwide Bond Fund
           2003 ...............................     0.50%     10,142    19.525217       198,025         1.62%       10.08%
           2002 ...............................     0.50%      1,069    16.044956        17,152         0.00%        0.10%
           2001 ...............................     0.50%      1,088    14.347291        15,610         4.49%       -7.54%
           2000 ...............................     0.50%      1,213    15.241310        18,488         4.81%       -0.44%
           1999 ...............................     0.50%      1,327    15.386983        20,419         4.14%       -7.48%

        Van Eck WIT - Worldwide Emerging
           Markets Fund
           2003 ...............................     0.50%     15,793     6.924864       109,364         0.13%       10.13%
           2002 ...............................     0.50%     23,305     6.935060       161,622         0.15%        0.07%
           2000 ...............................     0.50%      6,248    10.061576        62,865         0.00%      -12.63%
           1999 ...............................     0.50%        465     8.362842         3,889         0.00%       45.24%

        Van Eck WIT - Worldwide Hard
           Assets Fund
           2003 ...............................     0.50%      7,896    12.273309        96,910         0.52%        6.37%
           2002 ...............................     0.50%      7,012    13.016136        91,269         0.63%        0.09%
           2001 ...............................     0.50%          4    12.904508            52         1.07%       -3.65%
           2000 ...............................     0.50%          5    12.525276            63         1.10%        3.67%
           1999 ...............................     0.50%          7    11.767408            82         1.50%       17.69%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Van Kampen UIF - Emerging
           Markets Debt Portfolio
           2003 ...............................     0.50%     12,685   $13.934870    $   176,764        0.00%       17.25%
           2002 ...............................     0.50%      1,225    10.924930         13,383        0.00%        0.00%
           2001 ...............................     0.50%      1,247    10.433533         13,011        0.00%        4.51%
           2000 ...............................     0.50%      1,389     9.569746         13,292        0.00%        6.25%
           1999 ...............................     0.50%      1,520     7.837393         11,913        0.00%       12.42%

        Van Kampen UIF - U.S. Real
           Estate Portfolio
           2003 ...............................     0.50%      9,878    23.860787        235,697        0.00%       13.75%
           2002 ...............................     0.50%      3,911    23.407544         91,547        0.00%        0.10%
           2001 ...............................     0.50%      3,060    20.960920         64,140        0.00%        7.81%

     Multiple Payment contracts and Flexible
        Premium contracts

        AIM VIF - AIM V.I. Capital
           Appreciation Fund - Series I
           2003 ...............................     0.80%      2,881    10.644133         30,666        0.00%        6.44% 05/01/03

        Aim VIF Basic Value Fund - Series I
           2003 ...............................     0.80%        417    11.051655          4,609        0.00%       10.52% 05/01/03

        Alliance Bernstein VPS Small Cap
           Value Portfolio - Class A
           2003 ...............................     0.80%        248    10.861075          2,694        3.02%        8.61% 05/01/03

        Alliance VPS Growth & Income
           Portfolio - Class A
           2003 ...............................     0.80%        221    10.818107          2,391        1.46%        8.18% 05/01/03

        American Century VP Balanced
           Fund - Class I
           2003 ...............................     0.80%    201,016    19.112583      3,841,935        2.66%        9.28%
           2002 ...............................     0.80%    200,648    18.226523      3,657,115        2.59%       -0.07%
           2001 ...............................     0.80%    199,859    19.959158      3,989,017        2.76%       -2.03%
           2000 ...............................     0.80%    207,595    21.269538      4,415,450        2.40%        0.83%
           1999 ...............................     0.80%    222,079    20.037687      4,449,949        1.85%        3.71%

        American Century VP Capital
           Appreciation Fund - Class I
           2003 ...............................     0.80%    599,345    14.905623      8,933,611        0.00%        6.01%
           2002 ...............................     0.80%    677,262    16.101158     10,904,702        0.00%       -0.10%
           2001 ...............................     0.80%    786,433    21.528185     16,930,475        0.00%      -14.60%
           2000 ...............................     0.80%    783,810    27.248563     21,357,696        0.00%       16.93%
           1999 ...............................     0.80%    640,120    16.507627     10,566,862        0.00%       15.62%

        American Century VP Income &
           Growth Fund - Class I
           2003 ...............................     0.80%    264,249     9.150870      2,418,108        1.39%       11.58%
           2002 ...............................     0.80%    285,356     9.160073      2,613,882        1.01%       -0.11%
           2001 ...............................     0.80%    308,475    10.804620      3,332,955        0.84%       -4.20%
           2000 ...............................     0.80%    255,946    12.214588      3,126,275        0.56%       -3.96%
           1999 ...............................     0.80%    612,387    17.628910     10,795,715        0.02%        6.92%
           1999 ...............................     0.80%    206,901    11.875525      2,457,058        0.02%        9.32%

        American Century VP Inflation
           Protection Fund - Class II
           2003 ...............................     0.80%      3,794    10.240166         38,851        0.02%        2.40% 04/30/03

        American Century VP International
           Fund - Class I
           2003 ...............................     0.80%    627,282    12.844593      8,057,182        0.78%        4.54%
           2002 ...............................     0.80%    707,507    14.800223     10,471,261        0.74%       -0.05%
           2001 ...............................     0.80%    749,019    17.608849     13,189,362        0.09%      -20.46%
           2000 ...............................     0.80%    747,558    25.117659     18,776,907        0.12%       -6.39%

        American Century VP Ultra
           Fund - Class I
           2003 ...............................     0.80%     32,845     8.884853        291,823        0.00%       11.12%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        American Century VP Value
           Fund - Class I
           2003 ...............................     0.80%    480,378   $16.080795    $ 7,724,860        1.14%        8.99%
           2002 ...............................     0.80%    574,223    16.291245      9,354,808        0.81%       -0.04%
           2001 ...............................     0.80%    377,207    16.240238      6,125,931        1.22%        6.78%
           2000 ...............................     0.80%    152,146    12.407385      1,887,734        1.15%       -4.38%
           1999 ...............................     0.80%    144,236    14.867552      2,144,436        0.92%       12.70%

        Comstock GVIT Value Fund - Class I
           2003 ...............................     0.80%        309    10.904290          3,369        1.44%        9.04% 05/01/03

        Credit Suisse Trust - Global
           Post-Venture Capital Portfolio
           2003 ...............................     0.80%     60,246     8.603345        518,317        0.00%       18.12%
           2002 ...............................     0.80%     87,826     9.541324        837,976        0.00%       -0.14%
           2001 ...............................     0.80%    136,614    12.612769      1,723,081        0.00%      -19.92%
           2000 ...............................     0.80%    118,658    20.481233      2,430,262        0.00%        4.57%
           1999 ...............................     0.80%     56,513    13.559677        766,298        0.00%       12.29%

        Credit Suisse Trust - International
           Focus Portfolio
           2003 ...............................     0.80%    450,240     8.780987      3,953,552        0.00%        8.40%
           2002 ...............................     0.80%    493,976     9.996529      4,938,045        0.00%       -0.02%
           2001 ...............................     0.80%    559,443    11.070894      6,193,534        0.00%      -16.27%
           2000 ...............................     0.80%    526,717    16.348137      8,610,842        0.00%       -9.11%
           1999 ...............................     0.80%    571,690    12.583549      7,193,889        0.00%        6.49%

        Credit Suisse Trust - Small Cap
           Growth Portfolio
           2003 ...............................     0.80%    709,581    13.762087      9,765,315        0.00%       18.37%
           2002 ...............................     0.80%    757,344    13.785369     10,440,266        0.00%       -0.22%
           2001 ...............................     0.80%    919,136    18.266351     16,789,261        0.00%      -13.89%
           2000 ...............................     0.80%    871,755    26.635120     23,219,299        0.00%        2.00%
           1999 ...............................     0.80%    714,703    16.552974     11,830,460        0.00%        6.32%

        Dreyfus GVIT International
           Value Fund - Class I
           2003 ...............................     0.80%      2,245    10.890009         24,448        0.00%        8.90% 05/01/03

        Dreyfus GVIT Mid Cap Index
           Fund - Class I
           2003 ...............................     0.80%    337,394     9.596744      3,237,884        0.23%       11.52%
           2002 ...............................     0.80%    342,673     9.824246      3,366,504        0.14%       -0.04%
           2001 ...............................     0.80%    183,997    10.488313      1,929,818        0.34%        0.26%
           2000 ...............................     0.80%     13,930     9.866027        137,434        0.32%       -1.34% 05/01/00

        Dreyfus IP - European
           Equity Portfolio
           2002 ...............................     0.80%      7,557     6.075769         45,915        0.00%       -0.08%
           2001 ...............................     0.80%      8,203     7.376033         60,506        0.12%      -20.72%
           2000 ...............................     0.80%      2,248     9.765505         21,953        0.00%       -2.34% 05/01/00

        Dreyfus IP - Small Cap Stock Index
           Portfolio - Service Class
           2003 ...............................     0.80%     17,424     8.564616        149,230        0.00%       12.19%
           2002 ...............................     0.80%          5     9.068428             45        0.00%       -0.09% 05/01/02

        Dreyfus Socially Responsible
           Growth Fund, Inc. - Initial Shares
           2003 ...............................     0.80%    418,430    19.182147      8,026,386        0.01%        9.84%
           2002 ...............................     0.80%    448,808    20.451852      9,178,955        0.01%       -0.17%
           2001 ...............................     0.80%    495,429    27.595119     13,671,422        0.01%      -14.46%
           2000 ...............................     0.80%    499,932    37.333022     18,663,972        0.02%        2.14%
           1999 ...............................     0.80%    416,431    31.815264     13,248,862        0.00%       12.33%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus Stock Index Fund
           2003 .............................     0.80%    2,485,115   $22.567635     $56,083,168       0.75%       11.20%
           2002 .............................     0.80%    2,661,145    22.751285      60,544,468       0.61%       -0.14%
           2001 .............................     0.80%    2,637,014    28.068843      74,017,932       0.51%       -7.21%
           2000 .............................     0.80%    2,632,727    33.292046      87,648,868       0.46%       -0.94%
           1999 .............................     0.80%    2,452,036    31.377050      76,937,656       0.57%       11.70%

        Dreyfus VIF - Appreciation
           Portfolio - Initial Shares
           2003 .............................     0.80%      350,757    11.553166       4,052,354       0.02%        8.07%
           2002 .............................     0.80%      380,519    11.768590       4,478,172       0.01%       -0.09%
           2001 .............................     0.80%      355,687    13.428340       4,776,286       0.01%       -6.63%
           2000 .............................     0.80%      389,447    14.939512       5,818,148       0.00%        2.38%
           1999 .............................     0.80%      410,137    14.132362       5,796,205       0.01%        7.09%

        Dreyfus VIF - Developing
           Leaders Portfolio - Initial Shares
           2003 .............................     0.80%          393    10.868782           4,271       0.00%        8.69% 05/01/03

        Dreyfus VIF - Growth and Income
           Portfolio - Initial Shares
           2003 .............................     0.80%      142,379    10.787308       1,535,886       0.41%       10.29%
           2002 .............................     0.80%      161,431    11.145653       1,799,254       0.25%       -0.16%
           2001 .............................     0.80%      169,392    14.057896       2,381,295       0.22%       -0.56%
           2000 .............................     0.80%      151,182    14.620238       2,210,317       0.28%       -1.28%
           1999 .............................     0.80%      133,383    14.132230       1,884,999       0.45%       10.65%

        Federated American Leaders
           Fund II - Primary Shares
           2003 .............................     0.80%          122    10.876214           1,327       0.00%        8.76% 05/01/03

        Federated Capital Appreciation
           Fund II - Primary Shares
           2003 .............................     0.80%          125    10.626215           1,328       0.00%        6.26% 05/01/03

        Federated GVIT High Income Bond
           Fund - Class I
           2003 .............................     0.80%        6,493    10.295120          66,846       5.57%        2.95% 05/01/03

        Federated Quality Bond Fund II -
           Primary Shares
           2003 .............................     0.80%      133,738    11.197939       1,497,590       3.67%        4.41%
           2002 .............................     0.80%       54,467    10.106848         550,490       0.00%        0.01% 05/01/02

        Fidelity(R) VIP - Equity-Income
           Portfolio: Initial Class
           2003 .............................     0.80%    1,419,111    34.446806      48,883,841       1.92%       10.27%
           2002 .............................     0.80%    1,548,774    35.443061      54,893,291       1.60%       -0.07%
           2001 .............................     0.80%    1,574,413    39.693047      62,493,249       1.66%       -1.30%
           2000 .............................     0.80%    1,599,715    36.245575      57,982,590       1.72%       -3.06%
           1999 .............................     0.80%    1,769,777    39.787906      70,415,721       1.41%       12.25%

        Fidelity(R) VIP - Growth Portfolio:
           Initial Class
           2003 .............................     0.80%    2,143,626    31.599913      67,738,395       0.29%       13.01%
           2002 .............................     0.80%    2,388,682    32.436262      77,479,915       0.23%       -0.20%
           2001 .............................     0.80%    2,555,355    44.431230     113,537,566       0.08%      -10.00%
           2000 .............................     0.80%    2,673,456    58.522458     156,457,216       0.11%        4.69%
           1999 .............................     0.80%    2,565,538    46.724607     119,873,755       0.16%       13.97%

        Fidelity(R) VIP - High Income
           Portfolio: Initial Class
           2003 .............................     0.80%      788,928    22.619093      17,844,836       6.15%       16.73%
           2002 .............................     0.80%      632,119    17.979964      11,365,477      10.31%       -0.05%
           2001 .............................     0.80%      671,286    19.935654      13,382,525      12.28%       -7.56%
           2000 .............................     0.80%      640,788    26.574602      17,028,686       6.88%       -5.22%
           1999 .............................     0.80%      678,337    28.102779      19,063,155       8.97%        7.54%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas
           Portfolio: Initial Class
           2003 .............................     0.80%      695,244   $14.641844     $10,179,654       0.93%        9.92%
           2002 .............................     0.80%      820,407    16.359879      13,421,759       0.73%       -0.03%
           2001 .............................     0.80%      842,797    18.996016      16,009,785       5.04%      -11.81%
           2000 .............................     0.80%      882,638    25.378931      22,400,409       1.39%       -5.44%
           1999 .............................     0.80%      874,384    20.427325      17,861,326       1.45%        7.69%

        Fidelity(R) VIP II - Asset Manager
           Portfolio: Initial Class
           2003 .............................     0.80%      715,658    24.639881      17,633,728       3.69%        9.71%
           2002 .............................     0.80%      795,307    22.640014      18,005,762       3.81%       -0.09%
           2001 .............................     0.80%      834,426    25.043415      20,896,877       4.17%       -3.95%
           2000 .............................     0.80%      888,836    27.059327      24,051,304       3.17%       -1.08%
           1999 .............................     0.80%      963,059    26.023875      25,062,527       3.22%        4.84%

        Fidelity(R) VIP II - Contrafund
           Portfolio: Initial Class
           2003 .............................     0.80%    1,831,877    20.693731      37,908,370       0.50%        9.15%
           2002 .............................     0.80%    1,931,817    20.835755      40,250,866       0.79%       -0.01%
           2001 .............................     0.80%    2,025,215    21.726199      44,000,224       0.80%      -10.29%
           2000 .............................     0.80%    2,148,148    25.698199      55,203,535       0.34%       -1.70%
           1999 .............................     0.80%    2,079,761    23.503049      48,880,725       0.46%       10.81%

        Fidelity(R) VIP II - Investment
           Grade Bond Portfolio:
           Service Class
           2003 .............................     0.80%          617    10.151814           6,264       0.00%        1.52% 05/01/03

        Fidelity(R) VIP III - Growth
           Opportunities Portfolio:
           Initial Class
           2003 .............................     0.80%      331,890     8.539361       2,834,129       0.82%       12.53%
           2002 .............................     0.80%      336,807     8.458687       2,848,945       0.99%       -0.14%
           2001 .............................     0.80%      346,993    10.476643       3,635,322       0.37%       -9.13%
           2000 .............................     0.80%      429,757    13.447601       5,779,201       1.18%       -4.03%
           1999 .............................     0.80%      367,838    14.367127       5,284,775       0.91%        6.06%

        Fidelity(R) VIP III - Mid Cap
           Portfolio: Service Class
           2003 .............................     0.80%        2,033    11.055036          22,475       0.00%       10.55% 05/01/03

        Fidelity(R) VIP III - Value
           Strategies Portfolio:
           Service Class
           2003 .............................     0.80%       67,428     9.040791         609,602       0.00%       21.04%

        Franklin Templeton VIP - Franklin
           Rising Dividends Securities
           Fund - Class I
           2003 .............................     0.80%        3,544    10.531356          37,323       5.21%        5.31% 05/01/03

        Franklin Templeton VIP - Franklin
           Small Cap Value Securities
           Fund - Class I
           2003 .............................     0.80%        1,778    11.038390          19,626       1.54%       10.38% 05/01/03

        Franklin Templeton VIPT - Templeton
           Foreign Securities Fund - Class I
           2003 .............................     0.80%        3,664    10.766336          39,448       6.29%        7.66% 05/01/03

        Gartmore GVIT Emerging Markets
           Fund - Class I
           2003 .............................     0.80%       34,247     7.959663         272,595       0.31%       15.73%
           2002 .............................     0.80%      115,622     7.943512         918,445       0.02%       -0.03%
           2001 .............................     0.80%       19,740     8.834628         174,396       0.62%        1.60%

        Gartmore GVIT Global Financial
           Services Fund - Class I
           2003 .............................     0.80%        5,661     9.752246          55,207       0.00%       13.17%
           2002 .............................     0.80%           18     9.534187             172       0.00%       -0.05% 05/01/02

        Gartmore GVIT Global Health
           Sciences Fund - Class I
           2003 .............................     0.80%       23,875    10.441927         249,301       0.00%       25.87%
           2002 .............................     0.80%          450     8.878693           3,995       0.00%       -0.11% 05/01/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Technology and
           Communications Fund - Class I
           2003 .............................     0.80%      208,770   $ 2.429787     $   507,267       0.00%       25.44%
           2002 .............................     0.80%       91,658     2.311084         211,829       0.61%       -0.32%
           2001 .............................     0.80%       76,277     4.240225         323,432       0.00%      -29.40%

        Gartmore GVIT Global Utilities Fund -
           Class I
           2003 .............................     0.80%        3,505     9.537327          33,428        0.13%      10.42%
           2002 .............................     0.80%          127     9.314008           1,183        0.05%      -0.07% 05/01/02

        Gartmore GVIT Government Bond Fund -
           Class I
           2003 .............................     0.80%      579,204    23.531886      13,629,762       1.94%        2.72%
           2002 .............................     0.80%      483,307    21.592689      10,435,898       2.27%        0.04%
           2001 .............................     0.80%      401,161    19.952103       8,004,006       2.49%        2.02%
           2000 .............................     0.80%      325,686    18.150229       5,911,275       2.82%        3.62%
           1999 .............................     0.80%      424,621    17.618074       7,481,004       2.78%       -2.56%

        Gartmore GVIT Growth Fund - Class I
           2003 .............................     0.80%      961,600    13.790896      13,261,326       0.00%       14.58%
           2002 .............................     0.80%      964,532    14.046556      13,548,353       0.00%       -0.17%
           2001 .............................     0.80%      950,361    18.711696      17,782,866       0.00%      -21.64%
           2000 .............................     0.80%      975,154    32.877948      32,061,063       0.16%        0.36%
           1999 .............................     0.80%    1,098,675    35.307745      38,791,737       0.28%       11.49%

        Gartmore GVIT ID Aggressive Fund
           2003 .............................     0.80%       26,534     9.133032         242,336       0.67%       10.44%
           2002 .............................     0.80%       12,148     9.464596         114,976       0.65%       -0.05% 01/25/02

        Gartmore GVIT ID Conservative Fund
           2003 .............................     0.80%       35,782    10.329848         369,623       1.26%        3.55%
           2002 .............................     0.80%        8,964     9.974658          89,413       0.59%        0.00% 01/25/02

        Gartmore GVIT ID Moderate Fund
           2003 .............................     0.80%      122,651     9.748649       1,195,682       1.10%        7.45%
           2002 .............................     0.80%       10,891     9.661735         105,226       1.09%       -0.03% 01/25/02

        Gartmore GVIT ID Moderately
           Aggressive Fund
           2003 .............................     0.80%      109,820     9.406780       1,033,053       0.75%        9.09%
           2002 .............................     0.80%       46,570     9.563890         445,390       0.85%       -0.04% 01/25/02

        Gartmore GVIT ID Moderately
           Conservative Fund
           2003 .............................     0.80%       50,954    10.093792         514,319       1.23%        5.46%
           2002 .............................     0.80%        2,032     9.829082          19,973       1.32%       -0.02% 01/25/02

        Gartmore GVIT International Growth
           Fund - Class I
           2003 .............................     0.80%        6,045     5.141908          31,083       0.00%        4.52%
           2002 .............................     0.80%        3,430     6.020906          20,652       0.00%       -0.08%
           2001 .............................     0.80%        1,328     7.394189           9,819       0.18%      -19.91%

        Gartmore GVIT Money Market Fund -
           Class I
           2003 .............................     0.80%    1,776,625    15.030909      26,704,289       0.37%       -0.03%
           2002 .............................     0.80%    1,972,798    15.008113      29,607,975       0.62%        0.00%
           2001 .............................     0.80%    1,868,735    14.849147      27,749,121       2.26%        1.91%
           2000 .............................     0.80%    2,105,080    14.186996      29,864,762       2.80%        2.41%
           1999 .............................     0.80%    2,224,003    13.571142      30,182,261       2.26%        1.89%

        Gartmore GVIT Nationwide(R) Leaders
           Fund - Class I
           2003 .............................     0.80%        7,996     8.961648          71,657       0.21%        6.59%
           2002 .............................     0.80%        4,013     9.702946          38,938       0.00%       -0.03% 05/01/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund -
           Class I
           2003 .............................     0.80%      173,083   $ 5.454384     $   944,061       0.00%       15.38%
           2002 .............................     0.80%      177,905     5.729418       1,019,292       0.00%       -0.20%
           2001 .............................     0.80%      186,975     7.637837       1,428,085       0.00%       -5.43%
           2000 .............................     0.80%       13,584    10.173586         138,198       0.00%        1.74% 05/01/00

        Gartmore GVIT Small Cap Value Fund -
           Class I
           2003 .............................     0.80%      543,690    13.077651       7,110,188       0.00%       18.80%
           2002 .............................     0.80%      721,785    13.301699       9,600,967       0.00%       -0.13%
           2001 .............................     0.80%      494,959    15.626161       7,734,309       0.00%       30.51%
           2000 .............................     0.80%      228,209    11.999870       2,738,478       0.00%       10.57%
           1999 .............................     0.80%       85,419    10.541317         900,429       0.00%       23.18%

        Gartmore GVIT Small Company Fund -
           Class I
           2003 .............................     0.80%      845,497    21.818723      18,447,665       0.00%       14.73%
           2002 .............................     0.80%      919,483    22.094179      20,315,222       0.00%       -0.05%
           2001 .............................     0.80%      977,323    24.619785      24,061,482       0.10%       -1.74%
           2000 .............................     0.80%    1,019,044    24.861403      25,334,864       0.03%        7.20%
           1999 .............................     0.80%      867,898    17.400870      15,102,180       0.00%        7.19%

        Gartmore GVIT Total Return Fund -
           Class I
           2003 .............................     0.80%    2,163,462    27.324527      59,115,576       0.38%       11.83%
           2002 .............................     0.80%    2,269,016    27.912371      63,333,616       0.31%       -0.06%
           2001 .............................     0.80%    2,325,959    31.255650      72,699,360       0.37%       -8.26%
           2000 .............................     0.80%    2,427,549    36.120724      87,684,827       0.26%        2.95%
           1999 .............................     0.80%    2,643,756    36.480415      96,445,316       0.39%       10.31%

        Gartmore GVIT U.S. Growth Leaders
           Fund - Class I
           2003 .............................     0.80%       44,147    10.360010         457,363       0.00%       26.61%
           2002 .............................     0.80%          342     8.802699           3,011       0.00%       -0.12% 05/01/02

        Janus AS - Capital Appreciation
           Portfolio - Service Shares
           2003 .............................     0.80%      367,209     5.521833       2,027,667       0.16%        8.19%
           2002 .............................     0.80%      366,548     5.665727       2,076,761       0.19%       -0.07%
           2001 .............................     0.80%      353,225     6.791205       2,398,823       0.66%      -13.94%
           2000 .............................     0.80%       94,611     9.309560         880,787       0.12%       -6.90% 05/01/00

        Janus AS - Global Technology
           Portfolio - Service Shares
           2003 .............................     0.80%      290,721     2.893913         841,321       0.00%       17.79%
           2002 .............................     0.80%      299,365     2.937775         879,467       0.00%       -0.30%
           2001 .............................     0.80%      293,913     4.973466       1,461,766       0.52%      -26.24%
           2000 .............................     0.80%       92,673    10.089666         935,040       0.00%        0.90% 05/01/00

        Janus AS - International Growth
           Portfolio - Service Shares
           2003 .............................     0.80%      206,221     4.686571         966,469       0.88%        5.91%
           2002 .............................     0.80%      365,845     5.256647       1,923,118       0.29%       -0.13%
           2001 .............................     0.80%      219,984     6.654685       1,463,924       0.51%      -15.87%
           2000 .............................     0.80%       43,691     9.732155         425,208       0.00%       -2.68% 05/01/00

        Janus AS - Risk-Managed Large Cap
           Core Portfolio - Service Shares
           2003 .............................     0.80%          123    10.606142           1,305       0.00%        6.06% 05/01/03

        MAS GVIT (formerly Nationwide(R) SAT)
           Multi Sector Bond Fund - Class I
           2003 .............................     0.80%       80,278    12.308694         988,117       2.87%        7.28%
           2002 .............................     0.80%       49,317    10.966680         540,844       3.26%        0.02%
           2001 .............................     0.80%       24,647    10.475151         258,181       3.93%        0.36%
           2000 .............................     0.80%        1,326    10.164955          13,479       4.25%        1.65% 05/01/00

        MFS VIT - MFS Investors Growth Stock
           Series - Initial Class
           2003 .............................     0.80%          123    10.638476           1,309       0.00%        6.38% 05/01/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT -
           Balanced Portfolio
           2003 .............................     0.80%        2,746   $19.823084     $    54,434       0.00%        7.51%
           2002 .............................     0.80%        2,365    19.841017          46,924       2.76%       -0.12%

        Neuberger Berman AMT - Growth
           Portfolio
           2003 .............................     0.80%      663,756    17.812450      11,823,121       0.00%       13.92%
           2002 .............................     0.80%      719,241    18.312808      13,171,322       0.00%       -0.20%
           2001 .............................     0.80%      810,125    26.821840      21,729,043       0.00%      -19.08%
           2000 .............................     0.80%      777,780    43.038224      33,474,270       0.00%       13.80%
           1999 .............................     0.80%      668,108    26.010144      17,377,585       0.00%        2.61%

        Neuberger Berman AMT - Guardian
           Portfolio
           2003 .............................     0.80%      162,388     8.626108       1,400,776       0.00%       13.57%
           2002 .............................     0.80%      194,282     9.209055       1,789,154       0.68%       -0.12%
           2001 .............................     0.80%      190,704    10.780683       2,055,919       0.42%        1.18%
           2000 .............................     0.80%      164,010    10.972407       1,799,584       0.55%        3.32%
           1999 .............................     0.80%      159,097    10.877878       1,730,638       0.32%       16.79%

        Neuberger Berman AMT - Limited
           Maturity Bond Portfolio
           2003 .............................     0.80%      223,250    18.143350       4,050,503       0.00%        1.52%
           2002 .............................     0.80%      214,239    17.385988       3,724,757       4.89%        0.02%
           2001 .............................     0.80%      138,736    16.521105       2,292,072       6.18%        4.25%
           2000 .............................     0.80%      153,168    15.187538       2,326,245       6.79%        1.52%
           1999 .............................     0.80%      172,383    14.850110       2,559,907       5.69%       -0.07%

        Neuberger Berman AMT - Mid Cap
           Growth Portfolio - Class S
           2003 .............................     0.80%          263    10.792270           2,838       0.00%        7.92% 05/01/03

        Neuberger Berman AMT - Partners
           Portfolio
           2003 .............................     0.80%      692,095    21.282460      14,729,484       0.00%       17.25%
           2002 .............................     0.80%      747,555    21.662321      16,193,776       0.48%       -0.10%
           2001 .............................     0.80%      776,103    24.763505      19,219,031       0.37%       -1.03%
           2000 .............................     0.80%      890,741    24.811256      22,100,403       0.76%       -0.94%
           1999 .............................     0.80%    1,040,775    26.530639      27,612,426       1.17%       12.83%

        Neuberger Berman AMT - Socially
           Responsive Portfolio
           2003 .............................     0.80%          535    10.727381           5,739       0.00%        7.27% 05/01/03

        Oppenheimer Aggressive Growth
           Fund/VA - Initial Class
           2003 .............................     0.80%      280,545     4.305523       1,207,893       0.00%       13.27%
           2002 .............................     0.80%      271,804     4.374263       1,188,942       0.60%       -0.18%
           2001 .............................     0.80%      287,206     5.659052       1,625,314       0.78%      -27.29%
           2000 .............................     0.80%       96,402    10.670421       1,028,650       0.00%        6.70% 05/01/00

        Oppenheimer Bond Fund/VA - Initial
           Class
           2003 .............................     0.80%      464,188    22.567162      10,475,406       5.49%        4.77%
           2002 .............................     0.80%      510,658    20.297202      10,364,929       7.33%        0.02%
           2001 .............................     0.80%      458,542    19.539865       8,959,849       7.21%        4.96%
           2000 .............................     0.80%      472,868    17.959057       8,492,263       7.84%        1.54%
           1999 .............................     0.80%      525,968    17.727061       9,323,867       4.64%       -2.08%

        Oppenheimer Capital Appreciation
           Fund/VA - Initial Class
           2003 .............................     0.80%      808,688    12.596440      10,186,590       0.41%       11.93%
           2002 .............................     0.80%      909,784    12.483988      11,357,733       0.57%       -0.20%
           2001 .............................     0.80%      850,766    16.943942      14,415,330       0.60%       -5.26%
           2000 .............................     0.80%      729,049    19.692541      14,356,827       0.12%        8.98%
           1999 .............................     0.80%      328,553    14.833265       4,873,514       0.27%       15.36%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities
           Fund/VA - Initial Class
           2003 .............................     0.80%      963,181   $22.794401     $21,955,134       0.85%       11.27%
           2002 .............................     0.80%    1,035,345    24.520597      25,387,278       0.50%       -0.08%
           2001 .............................     0.80%    1,085,883    27.736138      30,118,201       0.70%       -8.74%
           2000 .............................     0.80%    1,107,837    32.144397      35,610,752       0.25%       10.26%
           1999 .............................     0.80%      974,688    21.017527      20,485,531       1.15%       13.35%

        Oppenheimer High Income Fund/VA -
           Initial Class
           2003 .............................     0.80%        1,406    10.337055          14,534       0.00%        3.37% 05/01/03

        Oppenheimer Main Street(R) Growth &
           Income Fund/VA - Initial Class
           2003 .............................     0.80%      108,808     7.107036         773,302       1.03%        9.91%
           2002 .............................     0.80%       89,306     7.433293         663,838       0.64%       -0.07%
           2001 .............................     0.80%       61,871     8.437202         522,018       0.45%       -6.32%
           2000 .............................     0.80%       11,659     9.931623         115,793       0.00%       -0.68% 05/01/00

        Oppenheimer Main Street(R) Small Cap
           Fund/VA - Initial Class
           2003 .............................     0.80%        1,714    11.141198          19,096       0.00%       11.41% 05/01/03

        Oppenheimer Multiple Strategies
           Fund/VA - Initial Class
           2003 .............................     0.80%      387,815    26.575719      10,306,462       3.02%       10.94%
           2002 .............................     0.80%      411,276    24.967418      10,268,500       3.38%       -0.07%
           2001 .............................     0.80%      416,306    27.886972      11,609,514       3.76%        4.92%
           2000 .............................     0.80%      432,518    26.750095      11,569,898       4.44%        6.27%
           1999 .............................     0.80%      436,991    24.520578      10,715,272       3.39%        8.04%

        Putnam VT Growth & Income Fund - IB
           Shares
           2003 .............................     0.80%          120    10.856460           1,303       0.00%        8.56% 05/01/03

        Putnam VT International Equity
           Fund - IB Shares
           2003 .............................     0.80%          127    10.553848           1,340       0.00%        5.54% 05/01/03

        Putnam VT Voyager Fund - IB Shares
           2003 .............................     0.80%          239    10.515856           2,513       0.00%        5.16% 05/01/03

        Strong GVIT Mid Cap Growth Fund -
           Class I
           2003 .............................     0.80%      472,969     4.270889       2,019,998       0.00%       21.95%
           2002 .............................     0.80%      222,291     4.258510         946,628       0.00%       -0.24%
           2001 .............................     0.80%       97,151     6.963570         676,518       0.00%      -14.12%
           2000 .............................     0.80%       24,669    10.104589         249,270       0.00%        1.05% 05/01/00

        Strong Opportunity Fund II, Inc.
           2003 .............................     0.80%      777,720    34.343499      26,709,626       0.00%       15.69%
           2002 .............................     0.80%      877,959    34.552780      30,335,924       0.00%       -0.16%
           2001 .............................     0.80%      893,798    42.653716      38,123,806       0.22%       -0.36%
           2000 .............................     0.80%      909,850    41.961900      38,179,035       0.00%        3.67%
           1999                                   0.80%      850,948    36.059910      30,685,108       0.00%       19.22%

        Strong VIF - Strong Discovery Fund II
           2003 .............................     0.80%      248,597    21.285491       5,291,509       0.00%       12.66%
           2002 .............................     0.80%      278,510    20.579978       5,731,730       0.00%       -0.05%
           2001 .............................     0.80%      286,621    22.914443       6,567,761       0.68%        9.30%
           2000 .............................     0.80%      287,247    22.537617       6,473,863       0.00%       11.33%
           1999 .............................     0.80%      315,862    18.289393       5,776,924       0.00%       -5.81%

        Strong VIF - Strong International
           Stock Fund II
           2002 .............................     0.80%      207,912     7.324360       1,522,822       3.62%       -0.06%
           2001 .............................     0.80%      212,994     8.671573       1,846,993       0.00%      -14.32%
           2000 .............................     0.80%      285,882    14.800344       4,231,152       0.00%      -12.26%
           1999 .............................     0.80%      146,319    10.066830       1,472,968       0.39%       10.83%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     0.80%    170,251   $ 2.640481     $  449,545        0.00%       21.63%
           2002 ...............................     0.80%     52,769     2.473186        130,508        0.00%       -0.35%
           2001 ...............................     0.80%     24,390     4.595277        112,079        0.00%      -27.43%

        Van Eck WIT - Worldwide Bond Fund
           2003 ...............................     0.80%    215,278    17.673856      3,804,792        1.62%        9.91%
           2002 ...............................     0.80%    159,687    14.567433      2,326,230        0.00%        0.09%
           2001 ...............................     0.80%    123,779    13.065112      1,617,186        4.49%       -7.68%
           2000 ...............................     0.80%    130,953    13.920782      1,822,968        4.81%       -0.59%
           1999 ...............................     0.80%    145,716    14.178734      2,066,068        4.14%       -7.41%

        Van Eck WIT - Worldwide Emerging
           Markets Fund
           2003 ...............................     0.80%    440,505     6.828009      3,007,772        0.13%        9.97%
           2002 ...............................     0.80%    549,308     6.858743      3,767,562        0.15%        0.06%
           2001 ...............................     0.80%    514,834     6.543823      3,368,983        0.00%       -1.12%
           2000 ...............................     0.80%    599,413    10.010672      6,000,527        0.00%      -12.76%
           1999 ...............................     0.80%    384,147     8.394502      3,224,723        0.00%       45.35%

        Van Eck WIT - Worldwide Hard Assets
           Fund
           2003 ...............................     0.80%    182,904    14.736980      2,695,453        0.52%        6.22%
           2002 ...............................     0.80%    190,240    15.676162      2,982,233        0.63%        0.09%
           2001 ...............................     0.80%    186,647    15.588349      2,909,519        1.07%       -3.79%
           2000 ...............................     0.80%    205,673    15.175472      3,121,185        1.10%        3.51%
           1999 ...............................     0.80%    203,079    14.384055      2,921,100        1.50%       17.77%

        Van Kampen UIF - Emerging Markets
           Debt Portfolio
           2003 ...............................     0.80%    159,361    13.728750      2,187,827        0.00%       17.07%
           2002 ...............................     0.80%     82,260    10.795827        888,065        0.00%        0.00%
           2001 ...............................     0.80%     66,847    10.341124        691,273        0.00%        4.36%
           2000 ...............................     0.80%     61,089     9.513376        581,163        0.00%        6.09%
           1999 ...............................     0.80%     40,988     7.860506        322,186        0.00%       12.50%

        Van Kampen UIF - U.S. Real Estate
           Portfolio
           2003 ...............................     0.80%    337,831    23.579453      7,965,870        0.00%       13.58%
           2002 ...............................     0.80%    354,628    23.201445      8,227,882        0.00%        0.10%
           2001 ...............................     0.80%    310,318    20.838647      6,466,607        0.00%        7.65%
           2000 ...............................     0.80%    240,991    17.343368      4,179,596        4.52%       13.82%
           1999 ...............................     0.80%    261,395    17.178756      4,490,441        6.49%        8.07%

     Single Premium contracts issued on or
        after April 16, 1990

        American Century VP Balanced Fund -
           Class I
           2003 ...............................     1.30%     44,999    18.072950        813,265        2.66%        9.01%
           2002 ...............................     1.30%     25,332    17.321966        438,800        2.59%       -0.07%
           2001 ...............................     1.30%     30,910    19.063534        589,254        2.76%       -2.27%
           2000 ...............................     1.30%     31,996    20.416546        653,248        2.40%        0.58%
           1999 ...............................     1.30%     37,211    19.330632        719,312        1.85%        3.46%

        American Century VP Capital
           Appreciation Fund - Class I
           2003 ...............................     1.30%     80,374    15.216131      1,222,981        0.00%        5.75%
           2002 ...............................     1.30%     87,136    16.519515      1,439,444        0.00%       -0.11%
           2001 ...............................     1.30%    113,737    22.198223      2,524,759        0.00%      -14.81%
           2000 ...............................     1.30%    142,303    28.237153      4,018,232        0.00%       16.64%
           1999 ...............................     1.30%    117,946    17.192298      2,027,763        0.00%       15.33%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        American Century VP Income & Growth
           Fund - Class I
           2003 ...............................     1.30%     27,159   $ 8.917541     $  242,191       1.39%        11.31%
           2002 ...............................     1.30%     38,835     8.971541        348,410       1.01%        -0.11%
           2001 ...............................     1.30%     44,804    10.635234        476,501       0.84%        -4.43%
           2000 ...............................     1.30%     47,586    12.083124        574,988       0.56%        -4.20%
           1999 ...............................     1.30%     90,616    11.806665      1,069,873       0.02%         9.05%

        American Century VP International
           Fund - Class I
           2003 ...............................     1.30%     61,124    12.284746        750,893       0.78%         4.28%
           2002 ...............................     1.30%     76,888    14.226566      1,093,852       0.74%        -0.05%
           2001 ...............................     1.30%    113,925    17.011077      1,937,987       0.09%       -20.66%
           2000 ...............................     1.30%    139,070    24.386291      3,391,401       0.12%        -6.62%
           1999 ...............................     1.30%    129,891    17.201371      2,234,303       0.00%         6.66%

        American Century VP Ultra Fund -
           Class I
           2003 ...............................     1.30%      1,459     8.833231         12,888       0.00%        10.85%

        American Century VP Value Fund -
           Class I
           2003 ...............................     1.30%    113,391    15.565216      1,764,955       1.14%         8.72%
           2002 ...............................     1.30%     99,329    15.848439      1,574,210       0.81%        -0.05%
           2001 ...............................     1.30%     87,193    15.877872      1,384,439       1.22%         6.52%
           2000 ...............................     1.30%     28,446    12.191012        346,786       1.15%        -4.62%
           1999 ...............................     1.30%     35,828    14.681670        526,015       0.92%        12.42%

        Credit Suisse Trust - Global
           Post-Venture Capital Portfolio
           2003 ...............................     1.30%      4,817     8.327280         40,113       0.00%        17.83%
           2002 ...............................     1.30%      6,041     9.281753         56,071       0.00%        -0.15%
           2001 ...............................     1.30%      9,762    12.331142        120,377       0.00%       -20.12%
           2000 ...............................     1.30%     11,622    20.124199        233,883       0.00%         4.31%
           1999 ...............................     1.30%     18,635    13.390123        249,525       0.00%        12.01%

        Credit Suisse Trust - International
           Focus Portfolio
           2003 ...............................     1.30%     48,365     8.436880        408,050       0.00%         8.13%
           2002 ...............................     1.30%     52,474     9.653251        506,545       0.00%        -0.02%
           2001 ...............................     1.30%     72,406    10.744265        777,949       0.00%       -16.48%
           2000 ...............................     1.30%     73,372    15.945187      1,169,930       0.00%        -9.33%
           1999 ...............................     1.30%    146,495    12.334941      1,807,007       0.00%         6.23%

        Credit Suisse Trust - Small Cap Growth
           Portfolio
           2003 ...............................     1.30%     47,970    13.222590        634,288       0.00%        18.07%
           2002 ...............................     1.30%     59,514    13.311792        792,238       0.00%        -0.22%
           2001 ...............................     1.30%     71,783    17.727257      1,272,516       0.00%       -14.11%
           2000 ...............................     1.30%    122,065    25.978527      3,171,069       0.00%         1.74%
           1999 ...............................     1.30%     99,269    16.225912      1,610,730       0.00%         6.06%

        Dreyfus GVIT Mid Cap Index Fund -
           Class I
           2003 ...............................     1.30%     63,208     9.446061        597,067       0.23%        11.24%
           2002 ...............................     1.30%     59,955     9.718758        582,688       0.14%        -0.04%
           2001 ...............................     1.30%     19,053    10.427656        198,678       0.34%         0.01%
           2000 ...............................     1.30%        857     9.857951          8,448       0.32%        -1.42% 05/01/00

        Dreyfus IP - European Equity Portfolio
           2002 ...............................     1.30%      1,162     6.010482          6,984       0.00%        -0.09%
           2001 ...............................     1.30%      3,896     7.333323         28,571       0.12%       -20.92%

        Dreyfus IP - Small Cap Stock Index
           Portfolio - Service Class
           2003 ...............................     1.30%     11,534     8.514847         98,210       0.00%        11.91%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Dreyfus Socially Responsible Growth
           Fund, Inc. - Initial Shares
           2003 ...............................     1.30%     11,824   $18.271137    $   216,038        0.01%        9.56%
           2002 ...............................     1.30%     23,465    19.578839        459,417        0.01%       -0.18%
           2001 ...............................     1.30%     33,256    26.549559        882,932        0.01%      -14.67%
           2000 ...............................     1.30%     31,163    36.098124      1,124,926        0.02%        1.89%
           1999 ...............................     1.30%     27,001    30.917208        834,796        0.00%       12.05%

        Dreyfus Stock Index Fund
           2003 ...............................     1.30%    187,301    21.494604      4,025,961        0.75%       10.92%
           2002 ...............................     1.30%    192,389    21.778831      4,190,008        0.61%       -0.14%
           2001 ...............................     1.30%    244,163    27.003672      6,593,298        0.51%       -7.44%
           2000 ...............................     1.30%    277,642    32.188665      8,936,925        0.46%       -1.19%
           1999 ...............................     1.30%    358,680    30.489368     10,935,927        0.57%       11.42%

        Dreyfus VIF - Appreciation Portfolio -
           Initial Shares
           2003 ...............................     1.30%     72,974    11.213896        818,323        0.02%        7.81%
           2002 ...............................     1.30%     79,644    11.480614        914,362        0.01%       -0.09%
           2001 ...............................     1.30%     75,662    13.165318        996,114        0.01%       -6.86%
           2000 ...............................     1.30%     70,600    14.720022      1,039,234        0.00%        2.13%
           1999 ...............................     1.30%     98,278    13.994585      1,375,360        0.01%        6.82%

        Dreyfus VIF - Growth and Income
           Portfolio - Initial Shares
           2003 ...............................     1.30%     13,707    10.441343        143,119        0.41%       10.01%
           2002 ...............................     1.30%     12,198    10.842635        132,258        0.25%       -0.16%
           2001 ...............................     1.30%     20,832    13.744213        286,319        0.22%       -0.81%
           2000 ...............................     1.30%     13,358    14.365377        191,893        0.28%       -1.53%
           1999 ...............................     1.30%      9,057    13.955563        126,396        0.45%       10.37%

        Federated Quality Bond Fund II -
           Primary Shares
           2003 ...............................     1.30%     17,478    11.132949        194,582        3.67%        4.15%
           2002 ...............................     1.30%      1,958    10.098821         19,773        0.00%        0.01% 05/01/02

        Fidelity(R) VIP - Equity-Income
           Portfolio: Initial Class
           2003 ...............................     1.30%    228,833    32.332370      7,398,713        1.92%       10.00%
           2002 ...............................     1.30%    265,201    33.435275      8,867,068        1.60%       -0.07%
           2001 ...............................     1.30%    302,317    37.631978     11,376,787        1.66%       -1.54%
           2000 ...............................     1.30%    332,455    34.534901     11,481,301        1.72%       -3.30%
           1999 ...............................     1.30%    433,048    38.100394     16,499,299        1.41%       11.98%

        Fidelity(R) VIP - Growth Portfolio:
           Initial Class
           2003 ...............................     1.30%    239,384    30.069159      7,198,076        0.29%       12.73%
           2002 ...............................     1.30%    264,553    31.020701      8,206,620        0.23%       -0.20%
           2001 ...............................     1.30%    313,470    42.705157     13,386,786        0.08%      -10.22%
           2000 ...............................     1.30%    340,648    56.530281     19,256,927        0.11%        4.43%
           1999 ...............................     1.30%    392,416    45.360460     17,800,170        0.16%       13.68%

        Fidelity(R) VIP - High Income
           Portfolio: Initial Class
           2003 ...............................     1.30%    147,756    23.390450      3,456,079        6.15%       16.44%
           2002 ...............................     1.30%     94,224    18.686746      1,760,740       10.31%       -0.05%
           2001 ...............................     1.30%     98,801    20.822981      2,057,331       12.28%       -7.79%
           2000 ...............................     1.30%    103,845    27.896133      2,896,874        6.88%       -5.46%
           1999 ...............................     1.30%    127,548    29.648402      3,781,594        8.97%        7.27%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas Portfolio:
           Initial Class
           2003 ...............................     1.30%    121,487   $13.092438     $1,590,561        0.93%        9.64%
           2002 ...............................     1.30%    148,584    14.702494      2,184,555        0.73%       -0.03%
           2001 ...............................     1.30%    162,607    17.157071      2,789,860        5.04%      -12.03%
           2000 ...............................     1.30%    207,291    23.036637      4,775,288        1.39%       -5.68%
           1999 ...............................     1.30%    249,480    18.635018      4,649,064        1.45%        7.42%

        Fidelity(R) VIP II - Asset Manager
           Portfolio: Initial Class
           2003 ...............................     1.30%    169,791    26.315509      4,468,137        3.69%        9.44%
           2002 ...............................     1.30%    170,527    24.301499      4,144,062        3.81%       -0.09%
           2001 ...............................     1.30%    204,315    27.015782      5,519,729        4.17%       -4.18%
           2000 ...............................     1.30%    203,672    29.336240      5,974,971        3.17%       -1.33%
           1999 ...............................     1.30%    221,072    28.355264      6,268,555        3.22%        4.58%

        Fidelity(R) VIP II - Contrafund
           Portfolio: Initial Class
           2003 ...............................     1.30%    202,206    19.883174      4,020,497        0.50%        8.88%
           2002 ...............................     1.30%    207,944    20.120594      4,183,957        0.79%       -0.01%
           2001 ...............................     1.30%    232,338    21.085483      4,898,959        0.80%      -10.52%
           2000 ...............................     1.30%    269,074    25.064937      6,744,323        0.34%       -1.95%
           1999 ...............................     1.30%    310,369    23.038947      7,150,575        0.46%       10.54%

        Fidelity(R) VIP III - Growth
           Opportunities Portfolio: Initial
           Class
           2003 ...............................     1.30%     13,875     8.288477        115,003        0.82%       12.26%
           2002 ...............................     1.30%     17,848     8.251573        147,274        0.99%       -0.14%
           2001 ...............................     1.30%     50,383    10.271304        517,499        0.37%       -9.35%
           2000 ...............................     1.30%     17,982    13.249937        238,260        1.18%       -4.27%
           1999 ...............................     1.30%     31,721    14.227045        451,296        0.91%        5.80%

        Fidelity(R) VIP III - Value Strategies
           Portfolio: Service Class
           2003 ...............................     1.30%     10,922     8.988265         98,170        0.00%       20.74%

        Gartmore GVIT Emerging Markets Fund -
           Class I
           2003 ...............................     1.30%      1,009     7.851110          7,922        0.31%       15.44%
           2002 ...............................     1.30%     24,791     7.874705        195,222        0.02%       -0.03%

        Gartmore GVIT Global Financial Services
           Fund - Class I
           2003 ...............................     1.30%      2,562     9.695592         24,840        0.00%       12.89%

        Gartmore GVIT Global Health Sciences
           Fund - Class I
           2003 ...............................     1.30%     36,055    10.381258        374,296        0.00%       25.56%

        Gartmore GVIT Global Technology and
           Communications Fund - Class I
           2003 ...............................     1.30%     21,974     2.396573         52,662        0.00%       25.13%
           2001 ...............................     1.30%     20,117     4.224462         84,984        0.00%      -29.58%

        Gartmore GVIT Global Utilities Fund -
           Class I
           2003 ...............................     1.30%      6,619     9.481927         62,761        0.13%       10.15%

        Gartmore GVIT Government Bond Fund -
           Class I
           2003 ...............................     1.30%    163,779    24.359383      3,989,555        1.94%        2.47%
           2002 ...............................     1.30%    256,667    22.464624      5,765,928        2.27%        0.04%
           2001 ...............................     1.30%    187,491    20.861508      3,911,345        2.49%        1.77%
           2000 ...............................     1.30%    195,239    19.072199      3,723,637        2.82%        3.36%
           1999 ...............................     1.30%    267,958    18.605935      4,985,609        2.78%       -2.80%

        Gartmore GVIT Growth Fund - Class I
           2003 ...............................     1.30%     30,023    13.040536        391,516        0.00%       14.29%
           2002 ...............................     1.30%     32,421    13.349275        432,797        0.00%       -0.18%
           2001 ...............................     1.30%     42,013    17.871929        750,853        0.00%      -21.83%
           2000 ...............................     1.30%     46,646    31.559777      1,472,137        0.16%        0.11%
           1999 ...............................     1.30%    102,409    34.062359      3,488,292        0.28%       11.21%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT ID Moderate Fund
           2003 ...............................     1.30%      1,420   $ 9.679293    $    13,745        1.10%        7.19%

        Gartmore GVIT ID Moderately
           Conservative Fund
           2003 ...............................     1.30%         96    10.021990            962        1.23%        5.20%

        Gartmore GVIT Money Market Fund -
           Class I
           2003 ...............................     1.30%    490,095    14.860350      7,282,983        0.37%       -0.28%
           2002 ...............................     1.30%    787,198    14.913390     11,739,791        0.62%        0.00%
           2001 ...............................     1.30%    722,364    14.829972     10,712,638        2.26%        1.65%
           2000 ...............................     1.30%    914,797    14.240158     13,026,854        2.80%        2.15%
           1999 ...............................     1.30%    886,332    13.691097     12,134,857        2.26%        1.64%

        Gartmore GVIT Nationwide(R) Leaders
           Fund - Class I
           2002 ...............................     1.30%      1,575     9.695229         15,270        0.00%       -0.03% 05/01/02

        Gartmore GVIT Small Cap Growth Fund -
           Class I
           2003 ...............................     1.30%     24,410     5.368660        131,049        0.00%       15.09%
           2002 ...............................     1.30%      6,963     5.667815         39,465        0.00%       -0.20%
           2001 ...............................     1.30%     29,330     7.593588        222,720        0.00%       -5.66%
           2000 ...............................     1.30%         30    10.165270            305        0.00%        1.65% 05/01/00

        Gartmore GVIT Small Cap Value Fund -
           Class I
           2003 ...............................     1.30%    105,756    12.744155      1,347,771        0.00%       18.50%
           2002 ...............................     1.30%    132,467    13.027866      1,725,762        0.00%       -0.13%
           2001 ...............................     1.30%    282,090    15.381160      4,338,871        0.00%       30.19%
           2000 ...............................     1.30%    255,813    11.870653      3,036,667        0.00%       10.29%
           1999 ...............................     1.30%     33,987    10.480137        356,188        0.00%       22.87%

        Gartmore GVIT Small Company Fund -
           Class I
           2003 ...............................     1.30%     37,250    20.996160        782,107        0.00%       14.45%
           2002 ...............................     1.30%     42,731    21.368456        913,095        0.00%       -0.05%
           2001 ...............................     1.30%     77,149    23.930338      1,846,202        0.10%       -1.99%
           2000 ...............................     1.30%     90,057    24.285896      2,187,115        0.03%        6.93%
           1999 ...............................     1.30%     52,294    17.083318        893,355        0.00%        6.93%

        Gartmore GVIT Total Return Fund -
           Class I
           2003 ...............................     1.30%     71,468    27.710584      1,980,420        0.38%       11.56%
           2002 ...............................     1.30%     80,866    28.449510      2,300,598        0.31%       -0.07%
           2001 ...............................     1.30%     98,370    32.016607      3,149,474        0.37%       -8.49%
           2000 ...............................     1.30%    110,742    37.184928      4,117,933        0.26%        2.70%
           1999 ...............................     1.30%    124,060    37.743760      4,682,491        0.39%       10.04%

        Gartmore GVIT U.S. Growth Leaders
           Fund - Class I
           2003 ...............................     1.30%      7,197    10.299831         74,128        0.00%       26.30%

        Janus AS - Capital Appreciation
           Portfolio - Service Shares
           2003 ...............................     1.30%     14,621     5.435093         79,466        0.16%        7.93%
           2002 ...............................     1.30%     11,767     5.604845         65,952        0.19%       -0.08%
           2001 ...............................     1.30%     20,999     6.751870        141,783        0.66%      -14.16%
           2000 ...............................     1.30%     13,594     9.301931        126,450        0.12%       -6.98% 05/01/00

        Janus AS - Global Technology
           Portfolio - Service Shares
           2003 ...............................     1.30%     34,391     2.848385         97,959        0.00%       17.50%
           2002 ...............................     1.30%     23,220     2.906145         67,481        0.00%       -0.30%
           2001 ...............................     1.30%     69,962     4.944600        345,934        0.52%      -26.43%
           2000 ...............................     1.30%     13,066    10.081425        131,724        0.00%        0.81% 05/01/00

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Janus AS - International Growth
           Portfolio - Service Shares
           2003 ...............................     1.30%     59,243   $ 4.612936     $  273,284        0.88%        5.65%
           2002 ...............................     1.30%     89,869     5.200156        467,333        0.29%       -0.13%
           2001 ...............................     1.30%     75,824     6.616144        501,663        0.51%      -16.08%
           2000 ...............................     1.30%     18,723     9.724184        182,066        0.00%       -2.76% 05/01/00

        MAS GVIT (formerly Nationwide(R) SAT)
           Multi Sector Bond Fund - Class I
           2003 ...............................     1.30%     19,657    12.115625        238,157        2.87%        7.02%
           2002 ...............................     1.30%      2,227    10.849040         24,161        3.26%        0.01%
           2001 ...............................     1.30%      2,913    10.414583         30,338        3.93%        0.11%
           2000 ...............................     1.30%      4,246    10.156626         43,125        4.25%        1.57%

        Neuberger Berman AMT - Growth Portfolio
           2003 ...............................     1.30%     74,250    17.481166      1,297,977        0.00%       13.64%
           2002 ...............................     1.30%     74,470    18.062896      1,345,144        0.00%       -0.20%
           2001 ...............................     1.30%    117,196    26.588515      3,116,068        0.00%      -19.28%
           2000 ...............................     1.30%    138,090    42.877597      5,920,967        0.00%       13.52%
           1999 ...............................     1.30%    156,644    26.043027      4,079,484        0.00%        2.36%

        Neuberger Berman AMT - Guardian
           Portfolio
           2003 ...............................     1.30%      9,399     8.406131         79,009        0.00%       13.29%
           2002 ...............................     1.30%      7,023     9.019483         63,344        0.68%       -0.12%
           2001 ...............................     1.30%      4,912    10.611623         52,124        0.42%        0.93%
           2000 ...............................     1.30%      2,851    10.854257         30,945        0.55%        3.07%
           1999 ...............................     1.30%     11,315    10.814767        122,369        0.32%       16.50%

        Neuberger Berman AMT - Limited Maturity
           Bond Portfolio
           2003 ...............................     1.30%     72,410    18.260082      1,322,213        0.00%        1.27%
           2002 ...............................     1.30%     93,926    17.586016      1,651,784        4.89%        0.01%
           2001 ...............................     1.30%     59,034    16.794687        991,458        6.18%        3.99%
           2000 ...............................     1.30%     58,879    15.516072        913,571        6.79%        1.27%
           1999 ...............................     1.30%     70,857    15.247492      1,080,392        5.69%       -0.32%

        Neuberger Berman AMT - Partners
           Portfolio
           2003 ...............................     1.30%     41,490    20.354950        844,527        0.00%       16.96%
           2002 ...............................     1.30%     48,555    20.822766      1,011,049        0.48%       -0.10%
           2001 ...............................     1.30%     57,864    23.923000      1,384,280        0.37%       -1.28%
           2000 ...............................     1.30%     67,575    24.088791      1,627,800        0.76%       -1.18%
           1999 ...............................     1.30%     76,840    25.887457      1,989,192        1.17%       12.55%

        Oppenheimer Aggressive Growth Fund/VA -
           Initial Class
           2003 ...............................     1.30%     16,884     4.237844         71,552        0.00%       12.99%
           2002 ...............................     1.30%     11,903     4.327222         51,507        0.60%       -0.18%
           2001 ...............................     1.30%     15,481     5.626229         87,100        0.78%      -27.47%
           2000 ...............................     1.30%      3,519    10.661721         37,519        0.00%        6.62% 05/01/00

        Oppenheimer Bond Fund/VA - Initial
           Class
           2003 ...............................     1.30%     67,596    23.014925      1,555,717        5.49%        4.51%
           2002 ...............................     1.30%     66,724    20.804198      1,388,139        7.33%        0.02%
           2001 ...............................     1.30%     68,571    20.128041      1,380,200        7.21%        4.70%
           2000 ...............................     1.30%     61,865    18.591992      1,150,194        7.84%        1.29%
           1999 ...............................     1.30%     70,103    18.443963      1,292,977        4.64%       -2.32%

        Oppenheimer Capital Appreciation
           Fund/VA - Initial Class
           2003 ...............................     1.30%     92,126    12.226341      1,126,364        0.41%       11.66%
           2002 ...............................     1.30%     77,274    12.178328        941,068        0.57%       -0.20%
           2001 ...............................     1.30%     96,056    16.611937      1,595,676        0.60%       -5.50%
           2000 ...............................     1.30%     88,420    19.403178      1,715,629        0.12%        8.71%
           1999 ...............................     1.30%     47,258    14.688618        694,155        0.27%       15.08%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities Fund/VA -
           Initial Class
           2003 ...............................     1.30%     70,612   $21.710374     $1,533,013        0.85%       11.00%
           2002 ...............................     1.30%     86,993    23.472293      2,041,925        0.50%       -0.08%
           2001 ...............................     1.30%    102,954    26.683323      2,747,155        0.70%       -8.97%
           2000 ...............................     1.30%    107,956    31.078774      3,355,140        0.25%        9.99%
           1999 ...............................     1.30%     85,908    20.422626      1,754,467        1.15%       13.07%

        Oppenheimer Main Street(R) Growth &
           Income Fund/VA - Initial Class
           2003 ...............................     1.30%     18,783     6.995458        131,396        1.03%        9.64%
           2002 ...............................     1.30%     12,531     7.353489         92,147        0.64%       -0.08%
           2001 ...............................     1.30%      5,834     8.388404         48,938        0.45%       -6.56%
           2000 ...............................     1.30%         62     9.923502            615        0.00%       -0.76% 05/01/00

        Oppenheimer Multiple Strategies
           Fund/VA - Initial Class
           2003 ...............................     1.30%     56,018    26.081642      1,461,041        3.02%       10.66%
           2002 ...............................     1.30%     73,081    24.626760      1,799,748        3.38%       -0.08%
           2001 ...............................     1.30%     94,582    27.644148      2,614,639        3.76%        4.66%
           2000 ...............................     1.30%    112,906    26.649552      3,008,894        4.44%        6.01%
           1999 ...............................     1.30%    102,500    24.551015      2,516,479        3.39%        7.77%

        Strong GVIT Mid Cap Growth Fund -
           Class I
           2003 ...............................     1.30%      7,203     4.203720         30,279        0.00%       21.64%
           2002 ...............................     1.30%      5,413     4.212682         22,803        0.00%       -0.24%
           2001 ...............................     1.30%     26,284     6.923187        181,969        0.00%      -14.33%
           2000 ...............................     1.30%      7,955    10.096335         80,316        0.00%        0.96% 05/01/00

        Strong Opportunity Fund II, Inc.
           2003 ...............................     1.30%     73,441    32.478601      2,385,261        0.00%       15.40%
           2002 ...............................     1.30%     89,296    32.841320      2,932,599        0.00%       -0.16%
           2001 ...............................     1.30%     98,895    40.744102      4,029,388        0.22%       -0.60%
           2000 ...............................     1.30%    111,976    40.283344      4,510,768        0.00%        3.41%
           1999 ...............................     1.30%    109,977    34.791123      3,826,223        0.00%       18.93%

        Strong VIF - Strong Discovery Fund II
           2003 ...............................     1.30%     24,066    20.129155        484,428        0.00%       12.38%
           2002 ...............................     1.30%     28,687    19.560107        561,121        0.00%       -0.05%
           2001 ...............................     1.30%     41,683    21.887975        912,356        0.68%        9.02%
           2000 ...............................     1.30%     33,969    21.635577        734,939        0.00%       11.06%
           1999 ...............................     1.30%     41,321    17.645494        729,129        0.00%       -6.05%

        Strong VIF - Strong International Stock
           Fund II
           2002 ...............................     1.30%     30,300     7.083696        214,636        3.62%       -0.07%
           2001 ...............................     1.30%     29,998     8.428633        252,842        0.00%      -14.53%
           2000 ...............................     1.30%     83,030    14.457718      1,200,424        0.00%      -12.48%
           1999 ...............................     1.30%     31,725     9.883060        313,540        0.39%       10.55%

        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     1.30%     19,294     2.604390         50,249        0.00%       21.33%
           2002 ...............................     1.30%      2,518     2.451686          6,173        0.00%       -0.36%
           2001 ...............................     1.30%      5,597     4.578197         25,624        0.00%      -27.61%

        Van Eck WIT - Worldwide Bond Fund
           2003 ...............................     1.30%     39,868    18.201293        725,649        1.62%        9.64%
           2002 ...............................     1.30%     41,049    15.077703        618,925        0.00%        0.09%
           2001 ...............................     1.30%     29,871    13.590319        405,956        4.49%       -7.91%
           2000 ...............................     1.30%     32,914    14.552700        478,988        4.81%       -0.84%
           1999 ...............................     1.30%     41,814    14.896779        622,894        4.14%       -7.64%

                                                  Contract                                           Investment
                                                  Expense                 Unit         Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Emerging
           Markets Fund
           2003 ...............................     1.30%     21,625   $ 6.608879   $      142,917      0.13%        9.70%
           2002 ...............................     1.30%     75,103     6.672120          501,096      0.15%        0.06%
           2001 ...............................     1.30%     51,579     6.397651          329,984      0.00%       -1.37%
           2000 ...............................     1.30%     52,529     9.836053          516,678      0.00%      -12.98%
           1999 ...............................     1.30%     77,991     8.289473          646,504      0.00%       44.99%

        Van Eck WIT - Worldwide Hard Assets
           Fund
           2003 ...............................     1.30%     44,220    12.938152          572,125      0.52%        5.95%
           2002 ...............................     1.30%     49,745    13.832106          688,078      0.63%        0.09%
           2001 ...............................     1.30%     53,370    13.823463          737,758      1.07%       -4.03%
           2000 ...............................     1.30%     63,127    13.524434          853,757      1.10%        3.26%
           1999 ...............................     1.30%     80,704    12.883474        1,039,748      1.50%       17.48%

        Van Kampen UIF - Emerging Markets Debt
           Portfolio
           2003 ...............................     1.30%     20,698    13.325567          275,813      0.00%       16.78%
           2002 ...............................     1.30%     21,829    10.531555          229,893      0.00%        0.00%
           2001 ...............................     1.30%      3,246    10.138402           32,909      0.00%        4.10%
           2000 ...............................     1.30%     10,926     9.373441          102,414      0.00%        5.83%
           1999 ...............................     1.30%      6,578     7.783728           51,201      0.00%       12.23%

        Van Kampen UIF - U.S. Real Estate
           Portfolio
           2003 ...............................     1.30%     42,800    22.655983          969,676      0.00%       13.30%
           2002 ...............................     1.30%     74,936    22.405151        1,678,952      0.00%        0.10%
           2001 ...............................     1.30%     57,251    20.224083        1,157,849      0.00%        7.38%
           2000 ...............................     1.30%     57,612    16.915844          974,556      4.52%       13.54%
           1999 ...............................     1.30%     52,871    16.839423          890,317      6.49%        7.80%
                                                                                    --------------

     Contract Owners' Equity Total By Year

           2003 .................................................................   $  787,581,000
                                                                                    ==============

           2002 .................................................................   $  834,667,793
                                                                                    ==============

           2001 .................................................................   $  992,071,963
                                                                                    ==============

           2000 .................................................................   $1,170,595,750
                                                                                    ==============

           1999 .................................................................   $1,020,153,905
                                                                                    ==============

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------
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                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company